                                                        '33 Act File No. 2-17356
                                                        '40 Act File No. 811-435

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 54


                                     and/or                  /X/
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 55             /X/
                        (Check appropriate box or boxes)
                         NATIONWIDE INVESTING FOUNDATION
               (Exact Name of Registrant as Specified in Charter)


                    Nationwide Fund            Nationwide Bond Fund
             Nationwide Growth Fund            Nationwide Money Market Fund
                              One Nationwide Plaza
                              Columbus, Ohio 43216
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 249-7855

         Ms. Rae I. Mercer                     Send Copies of Communications to:
        One Nationwide Plaza                                   Druen,
        Columbus, Ohio 43216                              Rath & Dietrich
(Name and Address of Agent for Service)                 One Nationwide Plaza
                                                        Columbus, Ohio 43216





/X/ It is proposed that this filing will become effective on February 29, 1996 pursuant to paragraph (b) of Rule 485

         Pursuant to Rule 24f-2, the Registrant has declared an indefinite number of its shares of beneficial interest of Nationwide Money Market Fund, Nationwide Bond Fund, Nationwide Fund and Nationwide Growth Fund registered. Registrant filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1995 on November 15, 1995.

                        NATIONWIDE INVESTING FOUNDATION

Nationwide Money Market Fund
Nationwide Bond Fund
Nationwide Fund
Nationwide Growth Fund


                              CROSS REFERENCE SHEET

N-1A Item No.                                                          Location
                                                   PART A
Item 1.        Cover Page............................................  Cover Page
Item 2.        Synopsis..............................................  Prospectus Summary & Summary of Fund
               ......................................................  Expenses
Item 3.        Condensed Financial Information.......................  Financial Highlights
Item 4.        General Description of Registrant.....................  Investment Objectives, Policies, Management,
               ......................................................  Performance and Portfolio Holdings
Item 5.        Management of the Fund................................  Management of the Trust
Item 6.        Capital Stock and Other Securities....................  Additional Information; Distributions and Taxes
Item 7.        Purchase of Securities Being Offered..................  How to Purchase Shares
Item 8.        Redemption or Repurchase..............................  How to Sell (Redeem) Shares
Item 9.        Pending Legal Proceedings.............................  *

                                                     PART B
Item 10.       Cover Page............................................  Cover Page
Item 11.       Table of Contents.....................................  Table of Contents
Item 12.       General Information and History.......................  General Information and History
Item 13.       Investment Objectives and Policies....................  Investment Objectives and
               Policies; Investment Restrictions
Item 14.       Management of the Registrant..........................  Trustees and Officers of the Trust
Item 15.       Control Persons and Principal Holders of Securities...  Major Shareholders
Item 16.           Investment Advisory and Other Services ...........  Investment Manager and Other Services
Item 17.       Brokerage Allocation..................................  Brokerage Allocation
Item 18.       Capital Stock and Other Securities....................  *
Item 19.       Purchase, Redemption and Pricing of Securities
               Being Offered.........................................  Purchases, Redemptions, Pricing of Shares
Item 20.       Tax Status............................................  Tax Status
Item 21.       Underwriters..........................................  *
Item 22.       Calculation of Yield Quotations of
               Money Market Funds....................................  Calculating Money Market
                                                                       Fund Yield
Item 23.       Financial Statements....................................Financial Statements

                                                     PART C
   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration statement.
-------------
* Not applicable or negative answer.

PART A: PROSPECTUS
FEBRUARY 29, 1996
NIF I

This Prospectus provides you with information you should know before investing in the Funds. Read it and keep it for future reference.

Statements of Additional Information dated February 29, 1996, incorporated herein by reference and containing further information about the Funds, have been filed with the Securities and Exchange Commission. You may obtain a copy without charge by calling or writing Nationwide Financial Services, Inc. (NFS), One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492.

Nationwide Investing Foundation (NIF) and Nationwide Investing Foundation II (NIF-II) are diversified open-end investment management companies.

NIF was created under the laws of Michigan by an Indenture of Trust, dated May 5, 1933. NIF-II was created under the laws of Massachusetts as a Massachusetts Business Trust on October 5, 1985. The Trusts offer shares in six separate mutual funds, each with its own investment objectives.

NIF FUNDS:

Nationwide(R) Growth Fund
Nationwide(R) Fund
Nationwide(R) Bond Fund
Nationwide(R) Money Market
              Fund

NIF-II FUNDS:

Nationwide(R) Tax-Free
              Income Fund
Nationwide(R) U.S. Government
              Income Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE NATIONWIDE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE NATIONWIDE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

One Nationwide Plaza  -  P.O. Box 1492
Columbus, Ohio  43216-1492
February 29, 1996

Call toll-free 1-800-848-0920
for information, assistance,
and wire orders, 8:00 AM-5:00 PM

Call toll-free 1-800-848-0520
for 24-hour yield information

FAX: (614) 249-8705

                                    CONTENTS

Summary of Fund Expenses .............................................         3
Financial Highlights .................................................         4
Which Fund Is Right for You ..........................................         6
Historical Performance ...............................................         8
Investment Objectives, Policies, Management,
     Performance and Portfolio Holdings ..............................        10
Minimum Investment ...................................................        16
How to Purchase Shares ...............................................        17
How to Sell (Redeem) Shares ..........................................        18
Investor Strategies ..................................................        20
Investor Privileges ..................................................        21
Investor Services ....................................................        23
Management of the Trusts .............................................        24
The Effect of Interest Rates on Bond Values ..........................        25
Distributions and Taxes ..............................................        25
Tax Advantages of the Tax-Free Income Fund ...........................        27
Performance Advertising for the Funds ................................        28
Additional Information ...............................................        29

                                 NATIONWIDE (R)
                                    FAMILY OF
                                      FUNDS

Nationwide(R)
Growth Fund


Capital Appreciation--
Companies of all Sizes

Nationwide(R)
Fund


Capital Appreciation --
Generally Larger
Company Stocks



Nationwide(R)
Bond Fund
Monthly Income --
A-Rated or Better
Debt Securities



Nationwide(R)
Tax-Free Income
Fund
Monthly Income--
Free from Federal Taxes



Nationwide(R)
U.S. Government
Income Fund
Monthly Income --
U.S. Gov't Securities



Nationwide(R)
Money Market Fund
Monthly Income --
Current Rates of Return

                                    SUMMARY
                                    OF FUND
                                    EXPENSES

This summary helps you understand the various costs and expenses you will bear, directly or indirectly, when investing in the Funds.

For a more detailed explanation of these expenses, see "Management of the Trusts" on page 24. The expenses and fees in this table are based on the fiscal year ended October 31, 1995.

NIF FUNDS:

Nationwide(R)  Growth Fund
Nationwide(R)  Fund
Nationwide(R)  Bond Fund
Nationwide(R)  Money Market
               Fund

NIF-II FUNDS:

Nationwide(R)  Tax-Free
               Income Fund
Nationwide(R)  U.S. Gov't
               Income Fund

SHAREHOLDER TRANSACTION EXPENSES

                                                                 Tax-Free    U.S. Gov't    Money
                                    Growth     Fund      Bond     Income       Income      Market
Maximum Sales Charge Imposed
   on Purchases *                    4.5%      4.5%      4.5%      None         None        None
Maximum Contingent Deferred
   Sales Charge on Redemptions **    None      None      None      5.0%         5.0%        None
Maximum Sales Charge Imposed
   on Reinvested Dividends           None      None      None      None         None        None
Redemption Fees+                     None      None      None      None         None        None
Exchange Fees                        None      None      None      None         None        None

* Lower sales charges are available as the amount of the investment increases. To receive even greater sales charge discounts, investors may also include the value of shares held in other accounts (including household family members' accounts). See page 21.

** The Contingent Deferred Sales Charge declines by 1% each year, from 5% to 0% after 5 years. See page 19.

+ Although no redemption fee is charged, applicable contingent deferred sales charges apply to redemptions from the Nationwide Tax-Free Income Fund and Nationwide U.S. Government Income Fund. If you choose to have your redemption wired to your bank, a $5 wire transfer fee will be deducted from the proceeds.


ANNUAL FUND OPERATING EXPENSES

(as a percentage of average net assets, after expense reimbursements)


                                                                 Tax-Free    U.S. Gov't    Money
                                     Growth    Fund      Bond     Income       Income      Market
Management Fees...................    0.50%    0.50%     0.50%      0.65%        0.65%      0.45%
12b-1 Fees........................       0%       0%        0%     +0.20%       +0.20%         0%
Other Expenses....................    0.16%    0.13%     0.21%      0.13%        0.23%      0.17%
                                      ----     ----      ----       ----         ----       ----
Total Fund Operating Expenses.....    0.66%    0.63%     0.71%     +0.98%       +1.08%      0.62%


+For the Tax-Free Income and U.S. Government Income Funds, the distributor will charge a 12b-1 fee of .20%, rather than the .35% allowed and waive the remaining
 .15% until further written notice.

*The investment manager will waive .05% of the .50% management fee until further written notice.

Example:
The following example illustrates the expenses you would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual return, and (2) redemption at the end of each time period. Contingent deferred sales charges apply to redemptions of shares held 5 years or less in the Tax-Free Income and U.S. Government Income Funds, for more information see page 19.


                                                     Tax-Free         U.S. Gov't        Money
                 Growth      Fund       Bond          Income            Income         Market
1  Year           $ 51       $ 51       $ 52        $ 60   $ 10*      $ 61    $ 11*      $ 6
3  Years          $ 65       $ 64       $ 67        $ 61   $ 31*      $ 64    $ 34*      $20
5  Years          $ 80       $ 79       $ 83        $ 64   $ 54*      $ 70    $ 60*      $35
10 Years          $124       $120       $129        $120   $120*      $132    $132*      $77


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

* Tax-Free Income and U.S. Government Income expenses assuming no redemption.

                              FINANCIAL HIGHLIGHTS

         For a Share Outstanding Throughout the Periods Ended October 31


GROWTH FUND


                          Net
                          Realized                                 Distributions
                          Gain                                     from
Net                       (Loss)                       Dividends   Net                                      Net
Asset                     and             Total        from        Realized                                 Asset
Value--      Net          Unrealized      from         Net         Gain from       Returns                  Value--
Beginning    Investment   Appreciation    Investment   Investment  Investment      of       Total           End of
of Period    Income       (Depreciation)  Operations   Income      Transactions    Capital  Distributions   Period

                            INCOME FROM
                      INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
$ 9.18        $.31            $1.98         $2.29      $(.27)      $(1.34)            --       $(1.61)     $ 9.86
---------------------------------------------------------------------------------------------------------------------
  9.86         .27             (.28)         (.01)      (.30)       (1.21)            --        (1.51)       8.34
---------------------------------------------------------------------------------------------------------------------
  8.34         .23             1.70          1.93       (.42)       (1.07)            --        (1.49)       8.78
---------------------------------------------------------------------------------------------------------------------
  8.78         .31              .63           .94       (.20)        (.34)            --         (.54)       9.18
---------------------------------------------------------------------------------------------------------------------
  9.18         .33            (1.53)        (1.20)      (.31)        (.33)            --         (.64)       7.34
---------------------------------------------------------------------------------------------------------------------
  7.34         .22             2.77          2.99       (.25)        (.51)            --         (.76)       9.57
---------------------------------------------------------------------------------------------------------------------
  9.57         .20              .46           .66       (.20)        (.09)            --         (.29)       9.94
---------------------------------------------------------------------------------------------------------------------
  9.94         .17             1.41          1.58       (.17)        (.21)            --         (.38)      11.14
---------------------------------------------------------------------------------------------------------------------
 11.14         .09              .53           .62       (.19)        (.22)            --         (.41)      11.35
---------------------------------------------------------------------------------------------------------------------
 11.35         .21             2.10          2.31       (.20)        (.24)            --         (.44)      13.22
---------------------------------------------------------------------------------------------------------------------



                       Net
                       Investment
                       Income
        Expenses       to                         Net Assets
        to Average     Average                    at End of
Total   Net            Net           Portfolio    Period
Return  Assets         Assets        Turnover     (000's)

 RATIOS & SUPPLEMENTAL DATA                        ASSETS     YEAR
 28.5%    .65%           3.25%         64.4%      $171,068    1986
--------------------------------------------------------------------
  (.3)    .64            2.70          69.9        192,723    1987
--------------------------------------------------------------------
 28.4     .67            2.82          40.8        231,901    1988
--------------------------------------------------------------------
 11.2     .67            3.35          38.8        252,456    1989
--------------------------------------------------------------------
(14.1)    .68            3.86          36.2        198,691    1990
--------------------------------------------------------------------
 43.4     .68            2.54          12.4        277,019    1991
--------------------------------------------------------------------
  6.9     .65            1.97          13.1        330,950    1992
--------------------------------------------------------------------
 16.2     .68            1.63          10.2        411,853    1993
--------------------------------------------------------------------
  5.7     .68            1.71          14.5        464,715    1994
--------------------------------------------------------------------
 21.0     .66            1.66          27.1        582,927    1995
--------------------------------------------------------------------


NATIONWIDE FUND


                          Net
                          Realized                                 Distributions
                          Gain                                     from
Net                       (Loss)                       Dividends   Net                                      Net
Asset                     and             Total        from        Realized                                 Asset
Value--      Net          Unrealized      from         Net         Gain from       Returns                  Value--
Beginning    Investment   Appreciation    Investment   Investment  Investment      of       Total           End of
of Period    Income       (Depreciation)  Operations   Income      Transactions    Capital  Distributions   Period

                            INCOME FROM
                      INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
$11.81        $.39            $3.34         $3.73      $(.41)      $ (.59)            --       $(1.00)     $14.54
---------------------------------------------------------------------------------------------------------------------
 14.54         .36             (.19)          .17       (.37)        (.81)            --        (1.18)      13.53
---------------------------------------------------------------------------------------------------------------------
 13.53         .35             1.63          1.98       (.47)       (1.42)            --        (1.89)      13.62
---------------------------------------------------------------------------------------------------------------------
 13.62         .44             2.78          3.22       (.45)       (1.51)            --        (1.96)      14.88
---------------------------------------------------------------------------------------------------------------------
 14.88         .37            (1.23)         (.86)      (.39)       (1.31)            --        (1.70)      12.32
---------------------------------------------------------------------------------------------------------------------
 12.32         .38             3.97          4.35       (.40)        (.50)            --         (.90)      15.77
---------------------------------------------------------------------------------------------------------------------
 15.77         .37              .98          1.35       (.36)        (.45)            --         (.81)      16.31
---------------------------------------------------------------------------------------------------------------------
 16.31         .31              .67           .98       (.33)        (.41)            --         (.74)      16.55
---------------------------------------------------------------------------------------------------------------------
 16.55         .37              .41           .78       (.36)        (.85)            --        (1.21)      16.12
---------------------------------------------------------------------------------------------------------------------
 16.12         .31             2.49          2.80       (.31)       (1.26)            --        (1.57)      17.35
---------------------------------------------------------------------------------------------------------------------



                       Net
                       Investment
                       Income
        Expenses       to                         Net Assets
        to Average     Average                    at End of
Total   Net            Net           Portfolio    Period
Return  Assets         Assets        Turnover     (000's)

 RATIOS & SUPPLEMENTAL DATA                        ASSETS     YEAR
 33.3%    .62%           2.86%         17.4%      $372,282    1986
--------------------------------------------------------------------
   .9     .62            2.25          22.2        383,099    1987
--------------------------------------------------------------------
 17.2     .63            2.79          13.3        407,175    1988
--------------------------------------------------------------------
 27.1     .64            3.21          21.9        469,427    1989
--------------------------------------------------------------------
 (7.0)    .63            2.69          13.4        441,188    1990
--------------------------------------------------------------------
 36.5     .61            2.56          13.6        620,113    1991
--------------------------------------------------------------------
  8.7     .61            2.32          12.8        726,012    1992
--------------------------------------------------------------------
  6.2     .62            1.96          25.8        753,239    1993
--------------------------------------------------------------------
  4.9     .63            2.26          15.4        706,674    1994
--------------------------------------------------------------------
 19.2     .63            1.95          16.5        795,666    1995
--------------------------------------------------------------------



BOND FUND


                          Net
                          Realized                                 Distributions
                          Gain                                     from
Net                       (Loss)                       Dividends   Net                                      Net
Asset                     and             Total        from        Realized                                 Asset
Value--      Net          Unrealized      from         Net         Gain from       Returns                  Value--
Beginning    Investment   Appreciation    Investment   Investment  Investment      of       Total           End of
of Period    Income       (Depreciation)  Operations   Income      Transactions    Capital  Distributions   Period

                            INCOME FROM
                      INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
$ 9.70        $.92            $ .56         $1.48      $(.95)      $ (.02)            --       $ (.97)     $10.21
---------------------------------------------------------------------------------------------------------------------
 10.21         .88             (.90)         (.02)      (.87)        (.04)            --         (.91)       9.28
---------------------------------------------------------------------------------------------------------------------
  9.28         .88              .18          1.06       (.99)          --             --         (.99)       9.35
---------------------------------------------------------------------------------------------------------------------
  9.35         .88             (.02)          .86       (.84)          --             --         (.84)       9.37
---------------------------------------------------------------------------------------------------------------------
  9.37         .88             (.36)          .52       (.90)          --             --         (.90)       8.99
---------------------------------------------------------------------------------------------------------------------
  8.99         .85              .45          1.30       (.83)          --             --         (.83)       9.46
---------------------------------------------------------------------------------------------------------------------
  9.46         .76              .23           .99       (.85)          --           (.02)        (.87)       9.58
---------------------------------------------------------------------------------------------------------------------
  9.58         .74              .52          1.26       (.77)          --             --         (.77)      10.07
---------------------------------------------------------------------------------------------------------------------
 10.07         .60            (1.56)         (.96)      (.65)          --             --         (.65)       8.46
---------------------------------------------------------------------------------------------------------------------
  8.46         .63             1.04          1.67       (.63)          --             --         (.63)       9.50
---------------------------------------------------------------------------------------------------------------------



                       Net
                       Investment
                       Income
        Expenses       to                         Net Assets
        to Average     Average                    at End of
Total   Net            Net           Portfolio    Period
Return  Assets         Assets        Turnover     (000's)

 RATIOS & SUPPLEMENTAL DATA                        ASSETS     YEAR
 16.0%    .68%           9.06%         38.5%      $ 22,568    1986
--------------------------------------------------------------------
  (.3)    .70            8.95          61.2         32,712    1987
--------------------------------------------------------------------
 12.0     .66            9.45          73.1         35,759    1988
--------------------------------------------------------------------
  9.7     .68            9.38          72.7         36,430    1989
--------------------------------------------------------------------
  5.9     .68            9.62          82.1         36,378    1990
--------------------------------------------------------------------
 15.1     .67            9.13          93.6         54,187    1991
--------------------------------------------------------------------
 10.9     .65            8.63         100.8         90,187    1992
--------------------------------------------------------------------
 13.6     .68            7.63          68.5        151,090    1993
--------------------------------------------------------------------
 (9.8%)   .71            7.11          58.0        124,455    1994
--------------------------------------------------------------------
 20.4     .71            7.04          70.4        133,633    1995
--------------------------------------------------------------------



THE INFORMATION IN THE ABOVE TABLES HAS BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS, WHOSE REPORTS THEREON, TOGETHER WITH CERTAIN FINANCIAL STATEMENTS, APPEAR IN THE STATEMENTS OF ADDITIONAL INFORMATION. THE STATEMENTS OF ADDITIONAL INFORMATION AND THE ANNUAL REPORT FOR THE FUNDS, WHICH CONTAIN FURTHER INFORMATION ABOUT THE FUNDS' PERFORMANCE INCLUDING MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE, MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-848-0920.

                              FINANCIAL HIGHLIGHTS

         For a Share Oustanding Throughout the Periods Ended October 31

TAX-FREE INCOME


                        Net
                        Realized                               Distributions
                        Gain                                   from
Net                     (Loss)                     Dividends   Net                           Net
Asset                   and            Total       from        Realized                      Asset
Value--    Net          Unrealized     from        Net         Gain from                     Value--
Beginning  Investment   Appreciation   Investment  Investment  Investment     Total          End of   Total
of Period  Income      (Depreciation)  Operations  Income      Transactions   Distributions  Period   Return

                      INCOME FROM
                  INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
$10.00        $.37          $ (.01)       $ .36     $(.37)      $  --           $(.37)      $ 9.99     3.1%
-------------------------------------------------------------------------------------------------------------
  9.99         .61           (1.35)        (.74)     (.61)       (.03)           (.64)        8.61    (7.9)
-------------------------------------------------------------------------------------------------------------
  8.61         .62             .75         1.37      (.62)         --            (.62)        9.36    16.3
-------------------------------------------------------------------------------------------------------------
  9.36         .62             .08          .70      (.62)         --            (.62)        9.44     7.7
-------------------------------------------------------------------------------------------------------------
  9.44         .61            (.13)         .48      (.61)         --            (.61)        9.31     5.3
-------------------------------------------------------------------------------------------------------------
  9.31         .58             .50         1.08      (.58)         --            (.58)        9.81    11.9
-------------------------------------------------------------------------------------------------------------
  9.81         .56             .13          .69      (.56)         --            (.56)        9.94     7.2
-------------------------------------------------------------------------------------------------------------
  9.94         .54            1.10         1.64      (.54)       (.09)           (.63)       10.95    17.0
-------------------------------------------------------------------------------------------------------------
 10.95         .53           (1.45)        (.92)     (.51)       (.12)           (.63)        9.40    (8.7)
-------------------------------------------------------------------------------------------------------------
  9.40         .51             .84         1.35      (.53)         --            (.53)       10.22    14.7
-------------------------------------------------------------------------------------------------------------



                     Net         Net
                     Investment  Investment
Expenses   Expenses  Income      Income
to         to        to          to                     Net Assets
Average    Average   Average     Average                at End of
Net        Net       Net         Net         Portfolio  Period
Assets     Assets*   Assets      Assets*     Turnover   (000's)

RATIOS & SUPPLEMENTAL DATA                               ASSETS      YEAR
 .99%       1.36%      6.39%      6.00%        36.9%    $ 15,330     1986+
---------------------------------------------------------------------------
 .97        1.32       6.42       6.32        202.8       37,815     1987
---------------------------------------------------------------------------
 .86        1.21       6.82       6.45        117.7       51,884     1988
---------------------------------------------------------------------------
 .85        1.20       6.62       6.28         79.7       72,097     1989
---------------------------------------------------------------------------
 .90        1.16       6.51       6.25         68.9       89,374     1990
---------------------------------------------------------------------------
1.01        1.16       6.05       5.90         45.5      122,005     1991
---------------------------------------------------------------------------
 .98        1.13       5.62       5.47         69.8      170,650     1992
---------------------------------------------------------------------------
 .98        1.13       5.07       4.92         28.4      253,042     1993
---------------------------------------------------------------------------
 .99        1.14       5.02       4.87         59.2      241,097     1994
---------------------------------------------------------------------------
 .98        1.13       5.20       5.05         31.7      262,484     1995
---------------------------------------------------------------------------


   + Period from March 17, 1986 (date of commencement of operations) through October 31, 1986. Ratio percentages and total return are annualized for periods of less than twelve months.




U.S. GOV'T


                        Net
                        Realized                               Distributions
                        Gain                                   from
Net                     (Loss)                     Dividends   Net                           Net
Asset                   and            Total       from        Realized                      Asset
Value--    Net          Unrealized     from        Net         Gain from                     Value--
Beginning  Investment   Appreciation   Investment  Investment  Investment     Total          End of   Total
of Period  Income      (Depreciation)  Operations  Income      Transactions   Distributions  Period   Return

                      INCOME FROM
                  INVESTMENT OPERATIONS                LESS DISTRIBUTIONS

$10.00        $.46          $ (.03)       $ .43     $(.46)      $  --           $(.46)      $ 9.97     7.3%
-------------------------------------------------------------------------------------------------------------
  9.97         .53             .45          .98      (.53)       (.16)           (.69)       10.26    10.2
-------------------------------------------------------------------------------------------------------------
 10.26         .54            (.96)        (.42)     (.55)       (.07)           (.62)        9.22    (4.2)
-------------------------------------------------------------------------------------------------------------
  9.22         .59             .89         1.48      (.58)         --            (.58)       10.12    16.5
-------------------------------------------------------------------------------------------------------------




                     Net         Net
                     Investment  Investment
Expenses   Expenses  Income      Income
to         to        to          to                     Net Assets
Average    Average   Average     Average                at End of
Net        Net       Net         Net         Portfolio  Period
Assets     Assets*   Assets      Assets*     Turnover   (000's)


RATIOS & SUPPLEMENTAL DATA                               ASSETS      YEAR
1.00%       1.17%      6.38%      6.21%       157.4%    $ 18,211     1992(DELTA)
---------------------------------------------------------------------------
1.10        1.25       5.12       4.97         99.0       38,452     1993
---------------------------------------------------------------------------
1.09        1.24       5.62       5.47         67.5       37,749     1994
---------------------------------------------------------------------------
1.08        1.23       5.92       5.77         25.4       39,777     1995
---------------------------------------------------------------------------


(DELTA) Period from February 10, 1992 (date of commencement of operations) through October 31, 1992. Ratio percentages and total return are annualized for periods of less than twelve months.


MONEY MARKET


                        Net
                        Realized                               Distributions
                        Gain                                   from
Net                     (Loss)                     Dividends   Net                           Net
Asset                   and            Total       from        Realized                      Asset
Value--    Net          Unrealized     from        Net         Gain from                     Value--
Beginning  Investment   Appreciation   Investment  Investment  Investment     Total          End of   Total
of Period  Income      (Depreciation)  Operations  Income      Transactions   Distributions  Period   Return

                      INCOME FROM
                  INVESTMENT OPERATIONS                LESS DISTRIBUTIONS

$ 1.00        $.07             $--        $ .07     $(.07)      $  --           $(.07)      $ 1.00     6.7%
-------------------------------------------------------------------------------------------------------------
  1.00         .06              --          .06      (.06)         --            (.06)        1.00     5.9
-------------------------------------------------------------------------------------------------------------
  1.00         .07              --          .07      (.07)         --            (.07)        1.00     6.9
-------------------------------------------------------------------------------------------------------------
  1.00         .09              --          .09      (.09)         --            (.09)        1.00     8.9
-------------------------------------------------------------------------------------------------------------
  1.00         .08              --          .08      (.08)         --            (.08)        1.00     8.0
-------------------------------------------------------------------------------------------------------------
  1.00         .06              --          .06      (.06)         --            (.06)        1.00     6.1
-------------------------------------------------------------------------------------------------------------
  1.00         .03              --          .03      (.03)         --            (.03)        1.00     3.5
-------------------------------------------------------------------------------------------------------------
  1.00         .03              --          .03      (.03)         --            (.03)        1.00     2.6
-------------------------------------------------------------------------------------------------------------
  1.00         .03              --          .03      (.03)         --            (.03)        1.00     3.3
-------------------------------------------------------------------------------------------------------------
  1.00         .05              --          .05      (.05)         --            (.05)        1.00     5.5
-------------------------------------------------------------------------------------------------------------



                     Net         Net
                     Investment  Investment
Expenses   Expenses  Income      Income
to         to        to          to                     Net Assets
Average    Average   Average     Average                at End of
Net        Net       Net         Net         Portfolio  Period
Assets     Assets*   Assets      Assets*     Turnover   (000's)

RATIOS & SUPPLEMENTAL DATA                               ASSETS      YEAR

 .77%        .77%      6.50%      6.50%          --     $410,061     1986
---------------------------------------------------------------------------
 .79         .79       5.75       5.75           --      388,750     1987
---------------------------------------------------------------------------
 .76         .76       6.71       6.71           --      421,901     1988
---------------------------------------------------------------------------
 .74         .74       8.55       8.55           --      535,257     1989
---------------------------------------------------------------------------
 .73         .73       7.67       7.67           --      600,324     1990
---------------------------------------------------------------------------
 .71         .71       5.97       5.97           --      594,987     1991
---------------------------------------------------------------------------
 .71         .71       3.50       3.50           --      488,998     1992
---------------------------------------------------------------------------
 .70         .73       2.57       2.54           --      418,615     1993
---------------------------------------------------------------------------
 .65         .70       3.33       3.28           --      491,737     1994
---------------------------------------------------------------------------
 .62         .67       5.34       5.29           --      604,711     1995
---------------------------------------------------------------------------



   *Ratios calculated as if no expenses were waived.

THE INFORMATION IN THE ABOVE TABLES HAS BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS, WHOSE REPORTS THEREON, TOGETHER WITH CERTAIN FINANCIAL STATEMENTS, APPEAR IN THE STATEMENTS OF ADDITIONAL INFORMATION. THE STATEMENTS OF ADDITIONAL INFORMATION AND THE ANNUAL REPORT FOR THE FUNDS, WHICH CONTAIN FURTHER INFORMATION ABOUT THE FUNDS' PERFORMANCE INCLUDING MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE, MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-848-0920.

WHICH FUND IS RIGHT FOR YOU?

Long-term and short-term goals require different financial planning. Whether you're seeking greater growth opportunity, looking for more income, or a combination of both, Nationwide's Family of Funds, strategies, and services may help.

CONSIDER YOUR TIME FRAME

For long-term goals, you have the luxury of time on your side. With goals five or more years away--where growth of your money is the highest priority--you may want to consider Nationwide's common stock funds (Growth or Fund). These funds provide greater long-term return potential through portfolios of common stocks.

If you`re seeking greater income today, have intermediate to long-term goals, or--as the time to your long-term goals gets closer--you may consider Nationwide's income-oriented funds (Bond, Tax-Free Income, or U.S. Government Income). These funds invest in high-quality bonds, providing monthly income and normally provide greater price stability than stock funds. Plus, it is possible to have capital appreciation in these funds.

For short-term goals--such as saving for next year's needs, an emergency reserve, or as a temporary "parking place" for your money--the Money Market Fund may be most suitable for you. This fund provides investors with greater stability of principal while providing current monthly income.

Most investors have a combination of long and short-term goals. By investing in several, or all, of the Family of Funds, you'll have the opportunity to satisfy your many investment needs.

ASSESS TOLERANCE FOR RISK

Where you choose to invest depends as much on your tolerance for risk as on your desire for reward. Opportunity and risk go hand-in-hand. The greater the potential long-term opportunity, the greater the potential risk of account value fluctuation.

The most common risk people associate with investing is short-term market risk--the day-to-day fluctuation in an investment's value. To lower this risk, Nationwide's portfolio managers seek to invest only in high-quality securities. This commitment to quality provides shareholders with a greater potential for growth or income, while maintaining a high degree of relative stability.

Investors looking for greater growth in our common stock funds (Growth and Fund) should be willing to accept short-term account value fluctuation. A wide range of factors--corporate earnings potential, interest rates, competition, and other economic conditions--can cause both downward and upward share price changes.

In the past, investors with a long-term time horizon and a tolerance for fluctuation have been rewarded. Despite years when short-term returns have not been satisfactory, over long-term holding periods, money has grown more in the common stock funds than in our other funds.

The growth of money and average annual returns over 1, 5, 10 and 15-year periods are shown on pages 8 and 9. Tables on pages 4 and 5 show the annual dividends paid in each fund over the past 10 years.

The income-oriented funds (Bond, Tax-Free Income, and U.S. Government Income) provide investors with greater price stability than our common stock funds. More predictable


                        GROWTH           NATIONWIDE
                        FUND             FUND



WHICH NATIONWIDE(R) FUNDS ARE RIGHT FOR YOU?

The charts to the right show the relative growth (blue rectangle), income (green oval), and price stability (red triangle) of each fund in the Nationwide Family of Funds in comparison to one another. These charts are based upon the Funds' investment objectives and are not intended to be projections of future results. The top of each chart represents higher potential. The bottom of each chart represents lower potential. Often, investors choose to allocate their money to several of the funds to achieve specific financial goals and to match their tolerance for risk.


GROWTH


INCOME


PRICE STABILITY


(CHARTS SHOW GROWTH, INCOME, AND PRICE STABILITY POTENTIAL OF EACH OF THE
FUNDS.)

                N A T I O N W I D E (R) F A M I L Y O F F U N D S


investments can make an investor more comfortable, but the total return potential in these funds is less than in common stock funds. Prevailing interest rates, more than any other factor, contribute to price fluctuation in these funds, and long-term bonds are generally affected more than shorter-term bonds. A discussion of the relationship of interest rates and bond prices is found on page 25.

Investors who would prefer not to have their investment principal fluctuate should consider the Money Market Fund. While it provides the greatest price stability, over its history it has the least long-term return potential.

One of the biggest risks investors may face is being too conservative, thereby not earning enough return on their investments to achieve their future needs. Another big risk to consider is the eroding value of the dollar, known as inflation. The amount of money needed to satisfy a goal (after taking inflation into consideration) may dictate investment in a fund with a potential for greater returns. Although common stock funds are the most volatile over short periods of time, they are one of the few investments that have provided double-digit returns and exceeded inflation over long periods.

Procrastination is yet another risk investors must consider. Delay, and you take the chance that there may not be enough time to attain your objective. Start early and invest regularly in funds with growth opportunities, and you stand a better chance to reach your goals.

CONSIDER YOUR TAX BRACKET

For investors seeking to shelter their investment income from federal taxes, the Tax-Free Income Fund may be a suitable investment. The tax-equivalent yield of this fund can be especially appealing for investors in the 28% or higher tax brackets. To determine if a tax-free investment may be right for you, see page 27.



  BOND                 TAX-FREE             U.S. GOVERNMENT       MONEY MARKET
  FUND                 INCOME FUND*         INCOME FUND           FUND




                (CHARTS SHOW GROWTH, INCOME, AND PRICE STABILITY
                POTENTIAL OF EACH OF THE FUNDS.)

                       $1,000 LUMP SUM INVESTMENT GROWTH


     Calendar Year Historical Performance Measured Against Inflation (CPI)








                                    Consumer                                        TAX-FREE     U.S. GOV'T     MONEY
                                   Price Index   GROWTH       FUND        BOND       INCOME        INCOME       MARKET
INVESTED FOR 15 YEARS
                     -------------------------------------------------------------------------------------------------
     INVESTMENT VALUE ON 12/31/95    $1,778      $7,801       $7,023     $4,307    FUND NOT IN   FUND NOT IN   $2,959
     AVERAGE ANNUAL COMPOUND                                                         EXISTENCE    EXISTENCE
                TOTAL RETURN            3.9%       14.7%        13.9%      10.2%   15 YEARS AGO  15 YEARS AGO     7.5%
                TOTAL RETURN           77.8%      680.1%       602.3%     330.7%                                195.9%

INVESTED FOR 10 YEARS
                     -------------------------------------------------------------------------------------------------
     INVESTMENT VALUE ON 12/31/95    $1,403      $3,169       $3,360     $2,234    FUND NOT IN   FUND NOT IN   $1,738
     AVERAGE ANNUAL COMPOUND                                                         EXISTENCE     EXISTENCE
                TOTAL RETURN            3.4%       12.2%        12.9%       8.4%   10 YEARS AGO  10 YEARS AGO     5.7%
                TOTAL RETURN           40.3%      216.9%       236.0%     123.4%                                 73.8%

INVESTED FOR 5 YEARS
                    --------------------------------------------------------------------------------------------------
     INVESTMENT VALUE ON 12/31/95    $1,147      $2,008       $1,787     $1,522    $1,451        FUND NOT IN   $1,224
     AVERAGE ANNUAL COMPOUND                                                                      EXISTENCE
                TOTAL RETURN            2.8%       15.0%        12.3%       8.8%      7.7%       5 YEARS AGO      4.1%
                TOTAL RETURN           14.7%      100.8%        78.7%      52.2%     45.1%                       22.4%

INVESTED FOR 1 YEAR
                    --------------------------------------------------------------------------------------------------
     INVESTMENT VALUE ON 12/31/95    $1,025      $1,229       $1,241     $1,186    $1,125        $1,136        $1,055
                TOTAL RETURN            2.5%       22.9%        24.1%      18.6%     12.5%         13.6%          5.5%
     TOTAL RETURN WITHOUT SALES
                CHARGES DEDUCTED        2.5%       28.7%        30.0%      24.2%     17.5%         18.6%          5.5%



The Bond and Money Market Funds began operations on 3/1/80; Tax-Free Income on 3/17/86, and U.S. Government Income on 2/10/92.


                       $1,000 LUMP SUM INVESTMENT GROWTH

                     (CHARTS GROWTH OF EACH OF THE FUNDS.)

These graphs compare each Fund's performance over the calendar years shown to the money required to stay even with the Consumer Price Index (CPI). The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups. The results shown assume reinvestment of all dividends and capital gains distributions. Returns have been reduced for the 4.5% sales charge incurred on a $1,000 lump sum investment in the Growth, Fund, and Bond Funds, and the applicable contingent deferred sales charge on a $1,000 investment in the Tax-Free Income and U.S. Government Income Funds, which has the greatest impact on the 1-year returns. Because of the special sales charge discounts on purchases of the Growth, Fund and Bond Funds, larger investments would have had even greater average annual (compound) total returns. Adjustments were not made for income taxes payable on reinvested distributions since that varies with each shareholder. While the figures above accurately reflect the Funds' performance, keep in mind that market conditions varied widely over the periods shown and past results are not a guarantee of future performance which may be more or less.

Total return includes market appreciation or depreciation and assumes reinvestment of all dividends and capital gains distributions. The average annual (compound) total return is the return required to be earned each year on an investment to grow into the total investment value at 12/31/95. Unlike the simple average total return, it includes the effects of money compounding.

                       $100 MONTHLY SUM INVESTMENT GROWTH

     Calendar Year Historical Performance Measured Against Inflation (CPI)



                                   Consumer                                      TAX-FREE       U.S. GOV'T    MONEY
                                  Price Index  GROWTH       FUND       BOND      INCOME           INCOME      MARKET
INVESTED FOR 15 YEARS
                     -----------------------------------------------------------------------------------------------
   INVESTMENT VALUE ON 12/31/95   $23,519     $55,919      $55,480     $38,686   FUND NOT IN   FUND NOT IN   $28,905
         TOTAL DOLLARS INVESTED   $18,000     $18,000      $18,000     $18,000    EXISTENCE     EXISTENCE    $18,000
                   TOTAL RETURN      30.7%      210.7%       208.2%      114.9%  15 YEARS AGO  15 YEARS AGO     60.6%


INVESTED FOR 10 YEARS
--------------------------------------------------------------------------------------------------------------------
   INVESTMENT VALUE ON 12/31/95   $14,199     $21,939      $22,368     $18,489   FUND NOT IN   FUND NOT IN   $15,578
         TOTAL DOLLARS INVESTED   $12,000     $12,000      $12,000     $12,000    EXISTENCE     EXISTENCE    $12,000
                   TOTAL RETURN      18.3%       82.8%        86.4%       54.1%  10 YEARS AGO  10 YEARS AGO     29.8%


INVESTED FOR 5 YEARS
--------------------------------------------------------------------------------------------------------------------
   INVESTMENT VALUE ON 12/31/95    $6,409      $8,206       $8,007      $7,278      $7,044     FUND NOT IN   $6,659
         TOTAL DOLLARS INVESTED    $6,000      $6,000       $6,000      $6,000      $6,000      EXISTENCE    $6,000
                   TOTAL RETURN       6.8%       36.8%        33.5%       21.3%       17.4%    5 YEARS AGO     11.0%


INVESTED FOR 1 YEAR
--------------------------------------------------------------------------------------------------------------------
   INVESTMENT VALUE ON 12/31/95    $1,211      $1,285       $1,343      $1,283      $1,230      $1,241       $1,235
         TOTAL DOLLARS INVESTED    $1,200      $1,200       $1,200      $1,200      $1,200      $1,200       $1,200
                   TOTAL RETURN       0.9%        7.1%        11.9%        6.9%        2.5%        3.5%        2.9%


The Bond and Money Market Funds began operations on 3/1/80; Tax-Free Income on 3/17/86, and U.S. Government Income on 2/10/92.


                       $100 MONTHLY SUM INVESTMENT GROWTH

                     (CHARTS GROWTH OF EACH OF THE FUNDS.)

These graphs show how $100 invested at the start of each month grew over time by establishing a systematic investment plan (commonly referred to as dollar cost averaging), without any withdrawals. All results assume reinvestment of all dividends and capital gains distributions. These results reflect the effects of the reduced sales charges discussed on page 21 Sales Charge Schedule and Available Discounts section, which shows the investment values at which sales charge discounts occur. Adjustments were not made for income taxes payable on reinvested distributions since that varies with each shareholder. While the figures above accurately reflect the Funds' performance, keep in mind that market conditions varied widely over the period shown and past results are not a guarantee of future performance which may be more or less.

Total return includes market appreciation or depreciation and assumes reinvestment of all dividends and capital gains distributions.

I N V E S T M E N T O B J E C T I V E S , P O L I C I E S , M A N A G E M E N T,



THE GROWTH FUND
is designed to serve investors who do not require current income but are primarily interested in the growth of their capital to meet their future financial needs.

INVESTMENT OBJECTIVE & POLICY: To achieve long-term capital appreciation without emphasis on current return. This is accomplished by retaining maximum flexibility in the management of the Fund's portfolio consisting mainly of common stocks.

-  LONG-TERM GROWTH WITH CAPITAL APPRECIATION AND INCOME POTENTIAL.

-  COMMON STOCK PORTFOLIO--GENERALLY LARGER COMPANIES.



RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Growth Fund falls on this continuum.


                       (ARROW CHART SHOWS RELATIVE RISK.)


More risk; greater                                      Less risk; lower
potential for reward.                                   growth potential.


PORTFOLIO MANAGEMENT: Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth.
     While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held. Therefore, management is not in any way inhibited in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors.
     Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: John M. Schaffner, MBA, CFA--is the portfolio manager for the Nationwide(R) Growth Fund. He has been with Nationwide since 1977 and has managed the Growth Fund since June 1981. Schaffner graduated with a Bachelor of Arts in Economics from Occidental College. He received his Master of Business Administration degree from the University of Michigan and is a Chartered Financial Analyst.


YEARLY TOTAL RETURNS*
1995     1994     1993    1992  1991    1990    1989    1988   1987    1986
28.7%    1.5%     11.3%   6.3%  36.1%  (7.6%)   14.9%   22.5%  2.4%    18.4%

1985     1984     1983    1982  1981    1980    1979    1978   1977    1976
33.3%    8.4%     21.9%   35.6%  3.1%   18.8%   21.7%    9.9%   (.7%)  23.6%

1975     1974     1973    1972  1971    1970    1969    1968   1967    1966
41.3%   (34.9%)  (27.5%)  8.7%  18.7%  (12.0%)  (9.7%)  13.5%  28.3%   (6.5%)


*Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.


AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95,$1,000 lump sum investment minus 4.5% sales charge)



         1 Year   5 Year   10 Year   15 Year
         22.9%    15.0%    12.2%     14.7%



+ See notes on page 8 for more detail.
                                                                      Repurchase
                                                                      Agreements
                                                                      0.2%

                                                               U.S. Government &
                                                               Government Agency
                                                       Securities & Other Assets
                                                                Less Liabilities
                                                                           10.7%

                          (PIE CHART SHOWS PORTFOLIO.)                    Common
                                                                          Stocks
                                                                           89.1%



TOTAL VALUE OF PORTFOLIO $613,407,323
-------------------------------------
TOP 10 HOLDINGS                                VALUE        % OF
                                                          PORTFOLIO
Federal National Mortgage Association        $61,600,091    10.2%
Intel Corp.                                   25,706,250     4.4
Grand Metropolitan Pic                        21,662,100     3.5
Columbia/HCA Health                           20,850,000     3.4
Zebra Technologies Corp.                      20,262,550     3.3
MCI Communications Corp.                      19,530,000     3.2
Archer Daniels Midland Co.                    19,444,662     3.2
AT & T Corp.                                  19,387,500     3.2
Merrill Lynch & Co.,Inc.                      17,675,000     2.9
Hewlett-Packard Co.                           16,750,000     2.7

                                       10

                 PERFORMANCE & PORTFOLIO HOLDINGS (AT 12/31/95)


THE NATIONWIDE(R) FUND
is designed to serve investors who seek long-term capital appreciation and income through a portfolio which, based on the current market environment, provides the greatest total return opportunities.

INVESTMENT OBJECTIVE & POLICY: To obtain a total return from a flexible combination of current income and capital appreciation. This is accomplished by retaining maximum flexibility in the management of the Fund's portfolio which consists primarily of common stocks, but also includes convertible issues, bonds and money market instruments.


-  LONG-TERM GROWTH WITH CAPITAL APPRECIATION AND INCOME POTENTIAL.

-  COMMON STOCK PORTFOLIO--GENERALLY LARGER COMPANIES.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Nationwide Fund falls on this continuum.


                       (ARROW CHART SHOWS RELATIVE RISK.)



More risk; greater                                Less risk; lower
potential for reward.                             growth potential.



PORTFOLIO MANAGEMENT: Major emphasis is placed on securities which provide a combination of current income and the possibility of capital gains. The Fund seeks to maximize shareholder returns through a diversified portfolio where the primary emphasis is given to common stocks. Although not limited to these investments, in the past the majority of the Fund's portfolio assets have normally contained the common stocks of well-known, larger companies.
     While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held. Therefore, management is not in any way inhibited in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors.
     Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: Charles Bath, MBA, CFA, CPA--is the portfolio manager of the Nationwide(R) Fund. Bath joined Nationwide as a securities analyst and has managed the Nationwide(R) Fund since 1985. He graduated with a Bachelor of Science in Accounting from Miami University. He received his Master of Business Administration degree in Finance from The Ohio State University and is a Certified Public Accountant and a Chartered Financial Analyst.


YEARLY TOTAL RETURNS*
1995   1994    1993    1992   1991   1990    1989    1988   1987    1986
30.0%    .6%    6.8%    3.0%  30.2%    .3%   33.8%   16.8%   2.0%   17.6%

1985   1984    1983    1982   1981   1980    1979    1978   1977    1976
36.4%   6.1%   15.8%   22.2%   2.0%  17.9%    9.8%     .8%  (9.1%)  26.7%

1975   1974    1973    1972   1971   1970    1969    1968   1967    1966
38.6% (20.3%)  (6.7%)   9.7%  10.2%   8.5%  (16.3%)  28.6%  29.0%  (10.3%)


* Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.


AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment minus 4.5% sales charge)



           1 Year     5 Year     10 Year    15 Year
           24.1%      12.3%      12.9%      13.9%



+ See notes on page 8 for more detail.
                                                           Repurchase Agreements
                                                                and Other Assets
                                                                Less Liabilities
                                                                             .5%
                                                                      Commercial
                                                                      Paper
                                                                      1.9%
                          (PIE CHART SHOWS PORTFOLIO.)
                                                                          Common
                                                                          Stocks
                                                                           97.6%



TOTAL VALUE OF PORTFOLIO $848,373,952
================================================================================
TOP 10 HOLDINGS                     VALUE            % OF
                                                   PORTFOLIO
Warner-Lambert Co.               $44,322.450          5.2%
Schering-Plough Corp.             39,559,963          4.7
Texaco, Inc.                      37,599,713          4.4
Raychem Corp.                     34,324,984          4.1
Chubb Corp.                       32,492,100          3.8
PepsiCo, Inc.                     29,475,000          3.5
Chrysler Corp.                    29,344,550          3.5
Avon Products Inc.                26,155,125          3.1
Capital Cities/ABC                25,376,063          3.0
Ford Motor Co.                    25,103,925          3.0

                                       11

                  INVESTMENT OBJECTIVES, POLICIES, MANAGEMENT,


THE BOND FUND
is designed for investors seeking high yield along with conservation of capital. The Fund seeks to serve those who are less willing to accept the risk associated with stocks through investment in long-term income obligations, including corporate debt securities, United States and Canadian Government obligations and commercial paper.

INVESTMENT OBJECTIVE & POLICY: To generate a high level of income, consistent with capital preservation, through investment in high-quality bonds and other fixed income securities. This is accomplished by retaining maximum flexibility in the management of its portfolio consisting mainly of corporate debt instruments.

- MONTHLY INCOME FROM A PORTFOLIO OF HIGH QUALITY CORPORATE AND GOVERNMENT OBLIGATIONS.

- LONGER MATURITIES--YIELDS USUALLY HIGHER THAN INTERMEDIATE AND SHORT-TERM
  FUNDS.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Bond Fund falls on this continuum.


                       (ARROW CHART SHOWS RELATIVE RISK.)


More risk; greater                                Less risk;lower
potential for reward.                             growth potential.

PORTFOLIO MANAGEMENT: Major emphasis is placed on a diversified portfolio of high-quality taxable debt securities including corporate debt securities rated within the three highest credit categories by Standard & Poor's Corporation (AAA, AA, or A) or Moody's Investors Service, Inc. (Aaa, Aa, or A), U.S. and Canadian Government obligations, mortgage-backed securities, and the highest investment grade commercial paper rated by Moody's Investors Service, Inc. (Prime-1 or Prime-2) or by Standard & Poor's Corporation (A-1 or A-2).
     While the majority of the portfolio is invested in corporate debt issues, there is flexibility for management to vary the composition of the remaining holdings among government obligations, mortgage-backed securities and short-term paper. There are, however, certain restrictions concerning diversification and types of securities to protect the investor. At least 65 percent of the total assets of the Bond Fund will be invested in corporate bonds, corporate debentures, corporate notes, U .S. Treasury Bonds, U.S. Treasury Notes, Canadian Government or Provincial Bonds, Canadian Government or Provincial Notes, Canadian Government or Provincial Debentures, and mortgage bonds.
     Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: Michael D. Groseclose, MBA, CFA--is the portfolio manager of the Nationwide(R) Bond Fund. He joined Nationwide in 1970 and has managed the Nationwide(R) Bond Fund since 1981. Groseclose graduated with a Bachelor of Science in Finance from The Ohio State University. He received his Master of Business Administration degree from the University of Dayton. He is also a Chartered Financial Analyst.


YEARLY TOTAL RETURNS*
1995   1994    1993   1992   1991   1990   1989   1988   1987   1986
24.2%  (8.1%)  10.7%   8.0%  16.9%   8.2%  10.7%   8.2%   0.3%  12.9%

1985   1984    1983   1982   1981   1980
19.1%  14.1%    6.0%  31.0%   2.2%  (8.7%)


*Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.

+The Bond Fund began operations on 3/1/80. Annual total returns for the Fund's initial year of operation are annualized.


AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment minus 4.5% sales charge)



           1 Year     5 Year     10 Year    15 Year
           18.6%      8.8%       8.4%       10.2%



+ See notes on page 8 for more detail.


                                     Canadian
                                   Government
                                        Bonds     U.S. Government
                                         6.4%     Bonds
                                                  4.2%

                   (PIE CHART SHOWS PORTFOLIO.)        Corporate
                                                       Bonds
                                                       78.1%

                                              Mortgage Backed
                                                   Securities
                                                         9.4%

                                  Commercial Paper,Repurchase
                                         Agreements and Other
                                      Assets Less Liabilities
                                                         1.9%



TOTAL VALUE OF PORTFOLIO $136,383,120
================================================================================
TOP 10 HOLDINGS                          VALUE       % OF
                                                   PORTFOLIO
Berkley, (W.R.) Corp.                 $6,247,795      4.6%
U.S. Treasury Note                     5,673,430      4.2
Prudential Surplus Note                5,304,800      4.0
AMBAC Inc.                             5,113,248      3.8
Armstrong World Ind.                   4,960,236      3.7
Hydro-Quebec                           4,544,516      3.3
Aetna Life & Casualty                  4,327,178      3.2
English China Clays                    4,255,952      3.1
Loew's Corp.                           4,242,187      3.1
FHLMC REMIC 1709-EA 7                  4,179,781      3.1

                                       12

                 PERFORMANCE & PORTFOLIO HOLDINGS (AT 12/31/95)



THE TAX-FREE INCOME FUND
is designed for investors seeking high monthly income free from federal income tax* with the degree of safety provided by high-quality municipal bonds.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income exempt from federal income tax* as is consistent with the preservation of capital through investing in a diversified portfolio of high-quality intermediate-term municipal obligations with maturities ranging from 3 to 10 years and long-term municipal obligations with maturities in excess of 10 years.


- MONTHLY INCOME FROM AN INTERMEDIATE TO LONG-TERM MATURITY PORTFOLIO OF HIGH-QUALITY MUNICIPAL BONDS.

- INCOME FREE FROM FEDERAL TAXES.*

* Investors may be subject to state and local tax and the federal alternative minimum tax.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Tax-Free Income Fund falls on this continuum.

                       (ARROW CHART SHOWS RELATIVE RISK.)



More risk; greater                          Less risk;lower
potential for reward.                       growth potential.


PORTFOLIO MANAGEMENT: Major emphasis is placed on a diversified portfolio of municipal obligations rated within the three highest credit categories (safest investment grades) assigned by Moody's Investors Services, Inc. ("Moody's"), and Standard & Poor's Corporation ("Standard & Poor's"), or, if not rated, equivalent investment quality as determined by Nationwide Financial Services, Inc.
     Such obligations include: (1) municipal securities backed by the full faith and credit of the United States; (2) municipal bonds rated within the three highest credit categories Aaa, Aa, or A by Moody's and/or AAA, AA, or A by Standard & Poor's; (3) state and municipal notes rated MIG-1, MIG-2, and MIG-3 by Moody's; and (4) other types of municipal securities such as commercial paper, provided that such securities are rated at least Prime-2 by Moody's or A-2 by Standard & Poor's.
     The Fund may, on a temporary basis or for defensive purposes, hold and invest up to 20% of its assets in cash and in temporary taxable investments such as Treasury notes, bills, and bonds with remaining maturities of one year or less. The Fund has, however, adopted an investment restriction which requires it to invest at least 80% of its net assets in the types of securities listed in the preceding paragraphs.
     Although the Fund seeks to reduce risk by investing in a diversified portfolio of high-quality securities, there can be no guarantee that the Fund's objective will be realized.

PORTFOLIO MANAGER: Alpha Benson, MBA--is the portfolio manager of the Nationwide(R) Tax-Free Income Fund. She joined Nationwide in 1977 as a financial analyst in the Securities Investment Department. She has managed the Tax-Free Income Fund since its inception in March 1986. Benson graduated with a Bachelor of Science in Accounting from Central State University. She received her Master of Business Administration degree from the University of Dayton.


YEARLY TOTAL RETURNS*
1995   1994    1993   1992   1991   1990   1989   1988   1987    1986
17.5%  (9.1%)  12.7%   9.5%  10.8%   6.0%  10.3%  10.2%  (3.6%)   4.3%


*Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.

+The Tax-Free Income Fund began operations on 3/17/86. Annual total returns for the Fund's initial year of operation are annualized.


AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment minus the applicable contingent deferred sales charge imposed on redemptions, which declines from 5% in the first year to 0% after 5 years)



                 1 Year     5 Year     Life
                 12.5%      7.7%       6.7%



+ See notes on page 8 for more detail.



                                                                         A-rated
                            (PIE CHART SHOWS PORTFOLIO.)                     63%
                                                                       Aaa-rated
                                                                           17.6%

                                                                        Aa-rated
                                                                           19.4%



TOTAL VALUE OF PORTFOLIO $263,907,356
================================================================================

TOP 10 HOLDINGS (BY STATE)          VALUE            % OF
                                                   PORTFOLIO
Texas                            $56,708,656         21.5%
Virginia                          31,645,613         12.0
Illinois                          23,775,588          9.0
Washington                        15,486,750          5.9
Massachusetts                     13,508,781          5.1
Georgia                           13,442,494          5.1
South Carolina                    12,651,213          4.8
North Carolina                     9,840,050          3.7
Alabama                            8,944,900          3.4
Pennsylvania                       7,874,494          3.0

                                       13

                  INVESTMENT OBJECTIVES, POLICIES, MANAGEMENT,


THE U.S.GOVERNMENT INCOME FUND
is designed for investors seeking high monthly income, reduced share price fluctuations and the relative safety generally associated with a portfolio of intermediate-term U. S. government obligations.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income as is consistent with the preservation of capital by investing in securities of the U.S. government, its agencies and instrumentalities. The average dollar-weighted maturity of the Fund will be maintained at between 3 and 10 years.


-  MONTHLY INCOME FROM A PORTFOLIO OF U.S. GOVERNMENT AND AGENCY OBLIGATIONS.

-  INTERMEDIATE-TERM PORTFOLIO SEEKS LOW PRICE FLUCTUATION.



RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the U.S. Government Income Fund falls on this continuum.


                       (ARROW CHART SHOWS RELATIVE RISK.)


More risk; greater                              Less risk; lower
potential for reward.                           growth potential.


PORTFOLIO MANAGEMENT: The Fund will normally invest all of its net assets in securities issued by the U.S. government, its agencies and instrumentalities, and in repurchase agreements in these securities.
     The Fund may invest up to 80% of its net assets in mortgage-related securities which represent part ownership of a pool of mortgage loans. These securities differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Certain government agencies also issue collateralized mortgage obligations (CMOs) which are fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs.
     The Fund may also invest up to 20% in zero-coupon securities that are direct obligations of the U.S. government, and its agencies and instrumentalities. Short-term securities of the Fund will include obligations with remaining maturities of less than one year issued by the U.S. government, its agencies, or instrumentalities, and repurchase agreements.
     In selecting securities for the Fund, the investment manager utilizes interest rate expectations, yield curve analysis, economic forecasting, market sector analysis, and other security selection techniques. The Fund's investments will be concentrated in areas of the bond market (based on sector, coupon, or maturity) the investment manager believes are relatively undervalued.
     Although the Fund seeks to reduce risk by investing in securities backed by the U.S. government, and its agencies and instrumentalities, there can be no guarantee that the Fund's objective will be realized.

PORTFOLIO MANAGER: Wayne Frisbee, CFA--is the portfolio manager of the Nationwide(R) U.S. Government Income Fund. Frisbee joined Nationwide in 1981 as a securities analyst and has managed the U.S. Government Income Fund since its inception in February 1992. He received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst.


YEARLY TOTAL RETURNS*               1995    1994     1993
                                    18.6%   (3.6%)    8.8%


*Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.

+The U.S. Government Income Fund began operations on 2/10/92. Annual total returns for the Fund's initial year of operation are annualized.

AVERAGE ANNUAL
(COMPOUND) TOTAL RETURNS+


(for periods ending 12/31/95, $1,000 lump sum investment minus the applicable contingent deferred sales charge imposed on redemptions, which declines from 5% in the first year to 0% after 5 years)



        1 Year     Life
        13.6%      7.2%



+ See notes on page 8 for more detail.
                                                                 U.S. Government
                                                            and Agency Long-Term
                                                                     Obligations
                                                                           17.0%

                                                            Repurchase Agreement
                                                                  & Other Assets
                                                                Less Liabilities
                                                                            2.6%
                                   (PIE CHART SHOWS PORTFOLIO.)
                                                                 Mortgage-Backed
                                                                      Securities
                                                                           80.4%



TOTAL VALUE OF PORTFOLIO $39,969,240
================================================================================

TOP 10 HOLDINGS                     VALUE           % OF
                                                   PORTFOLIO
FHLMC REMIC Series 1462-PT        $5,193,395       13.0%
FNMA REMIC Series 1993-203 PJ      5,034,845       12.6
FHLB, 2001                         4,122,924       10.3
FNMA REMIC Series 92-151-H         3,859,036        9.7
FHLMC REMIC Series 1344-D          3,838,559        9.6
FHLMC REMIC Series 31-E            3,548,958        8.9
FNMA REMIC Series 1990-7-B         3,128,937        7.9
FHLMC REMIC Series 1313-G          3,092,757        7.8
FNMA REMIC Series 1992-81-Z        2,239,921        5.6
FNMA REMIC Series 92-126           1,578,059        4.0

                                       14

                 PERFORMANCE & PORTFOLIO HOLDINGS (AT 12/31/95)



THE MONEY MARKET FUND
is designed to serve investors who seek monthly income at current market rates while maintaining share price stability--principal is not intended to fluctuate. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. This is accomplished by investing mainly in debt securities, but the Fund shall retain maximum flexibility in the management of its portfolio.


- MONTHLY INCOME WITH QUICK LIQUIDITY THROUGH CHECK-WRITING PRIVILEGE.

- HISTORICALLY MAINTAINED A FIXED SHARE PRICE THROUGH HIGH-QUALITY SHORT-TERM SECURITIES.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Money Market Fund falls on this continuum.

                       (ARROW CHART SHOWS RELATIVE RISK.)


More risk; greater                               Less risk;lower
potential for reward.                            growth potential.


PORTFOLIO MANAGEMENT: Emphasis is on a diversified portfolio having a dollar weighted average maturity of 90 days or less. The portfolio consists of high quality money market instruments with a remaining maturity of 397 days or less including, but not limited to: U.S. government and agency obligations; obligations of commercial banks which have assets over $500 million, and the 50 largest foreign banks with U.S. branches; CDs of savings associations with assets over $500 million which are FDIC members; taxable or partly taxable obligations issued by state, county, or municipal governments; commercial paper rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organizations (NRSROs); corporate obligations at the time of purchase with the two highest investment grades assigned by the NRSROs; repurchase agreements in any of the above.
     While it is generally intended to invest in the above short-term debt issues, there are no restrictive provisions covering the proportion of one or another class of securities that may be held which in any way inhibit management in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors.
     Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: William Burtch, MBA--is the portfolio manager of the Nationwide(R) Money Market Fund. He has managed the Money Market Fund since 1987. He received a Bachelor of Science from Franklin University and his Master of Business Administration degree from Miami University.


YEARLY TOTAL RETURNS*
1995  1994   1993   1992   1991   1990   1989   1988   1987   1986
5.5%   3.7%   2.6%   3.2%   5.6%   7.8%   8.9%   7.1%   6.2%   6.3%

1985  1984
7.9%  10.4%


* Total Returns reflect dividends reinvested for the periods ended December 31. Although the Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more. Fund results shown for the periods indicated are without adjustment for any income taxes payable by a shareholder on reinvested distributions. The current yield of the Money Market Fund may be more reflective of what you could earn if you invested today. Call 1-800-848-0520 for the most recent current yield.

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment--there are no sales charges on Money Market investments)


           1 Year     5 Year     10 Year    15 Year
           5.5%       4.1%       5.7%       7.5%



+ See notes on page 8 for more detail.
                                                         Corporate Notes & Other
                                                         Assets Less Liabilities
                                                                            1.6%
                                                               U.S. Government &
                                                              Agency Obligations
                                                                            2.1%

                                                                      Commercial
                                                                           Paper
                                                                           96.3%
                                    (PIE CHART SHOWS PORTFOLIO.)



TOTAL VALUE OF PORTFOLIO $604,357,332
================================================================================

TOP 10 HOLDINGS                     VALUE            % OF
                                                   PORTFOLIO
CPC International                $24,878,929          4.1%
Old Republic Corp.                24,786,487          4.0
PHH Corp.                         24,399,453          4.0
H.J. Heinz Co.                    24,337,419          4.0
Dean Witter Discover              23,938,729          3.9
Ford Motor Credit Co.             22,922,178          3.7
Fleet Funding Inc.                22,640,625          3.7
TransAmerica Corp.                21,938,141          3.6
Beneficial Corp.                  21,845,921          3.6
American General Corp.            21,559,133          3.5

                                       15

                         NATIONWIDE(R) FAMILY OF FUNDS

MINIMUM INVESTMENT

GROWTH FUND;
NATIONWIDE FUND;
BOND FUND

A minimum investment of $250 is required and subsequent investments of $25 or more may be made at any time.

                                     --OR--

You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $25 per month. See page 20. Also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions
(SEP), Profit Sharing, and Money Purchase Plans.

There is an initial sales charge for investments made in the above Funds. Sales charges decline as the amount invested increases according to the chart on page 21.

There are no sales charges on dividends and capital gains reinvested, nor is there a charge for redeeming your investment.

TAX-FREE
INCOME FUND;
U.S. GOVERNMENT
INCOME FUND

A minimum investment of $1,000 is required and subsequent investments of $100 or more may be made at any time.

                                --OR--

You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $100 per month. See page 20. The U.S. Government Income Fund is also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions (SEP), Profit Sharing, and Money Purchase Plans.

There is NO initial sales charge for investments made in the above Funds. However, a contingent deferred sales charge (CDSC, see page 19) may apply to redemptions made in these Funds. The CDSC declines to 0% after 5 years.

There is never a CDSC on withdrawals of dividends and capital gains (reinvested or taken in cash), or realized account appreciation.

MONEY MARKET
FUND

A minimum investment of $1,000 is required and subsequent investments of $100 or more may be made at any time.

                                     --OR--

You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $100 per month. See page 20. Also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions
(SEP), Profit Sharing, and Money Purchase Plans.

There are NO sales charges for Money Market Fund investments or withdrawals.

Robert Orr (front and center), Nationwide Fund shareholder, celebrates with parents Karen and Gary Meade (left), and his friend, Don Monday (right).

(PICTURE.)

                         NATIONWIDE(R) FAMILY OF FUNDS

HOW TO PURCHASE SHARES

YOU MAY INVEST IN TWO CONVENIENT WAYS:

      BY MAIL--Complete the enclosed application and mail with your check or other negotiable bank draft payable to: NATIONWIDE FINANCIAL SERVICES, INC., ONE NATIONWIDE PLAZA, P.O. BOX 1492, COLUMBUS, OHIO 43216-1492. Purchases must be made in U.S. dollars only. The share price you receive will be determined as of the close of business on the day the properly completed application is received by NFS in Columbus, Ohio. Checks or drafts drawn on non-U.S. banks must be collected before investments are credited to accounts. NFS reserves the right to refuse certain third party checks.

BY WIRE--To avoid mail delays on initial and subsequent investments, you can request that your bank transmit funds (Federal Funds) by wire to the Fund's custodian bank. In order to use this method, you must call NFS by 11 A.M. Eastern Time, and the wire must be received by the custodian bank by 2 P.M. Eastern Time. The bank that wires your money may charge you a fee for this service. IF YOU CHOOSE THIS METHOD TO OPEN YOUR ACCOUNT, YOU MUST CALL OUR TOLL-FREE NUMBER BEFORE YOU WIRE YOUR INVESTMENT. If this is an initial investment, you must then complete and mail the application found in this prospectus.

       The net asset value per share for each Fund is determined as of the close of the New York Stock Exchange (usually 4 P.M. Eastern Time), each day that the exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in the portfolio to materially affect the net asset value of a Fund. The Funds will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving.

       The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. The purchase prices of the Funds are determined as follows:

GROWTH, FUND, AND BOND PURCHASE PRICE

Shares of the above Funds are purchased at the offering price. The offering price is determined by adding the sales charge (based as a percentage of the offering price) to the net asset value per share. THE SALES CHARGE IS DETERMINED ACCORDING TO THE "SALES CHARGE SCHEDULE AND AVAILABLE DISCOUNTS" SECTION ON PAGE
21. In determining net asset value, portfolio securities listed on national exchanges are valued at the last sale price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Expenses and fees are accrued daily.

TAX-FREE INCOME, U.S. GOVERNMENT INCOME, AND MONEY MARKET PURCHASE PRICE

Shares of the above Funds are purchased at net asset value. In determining net asset value, portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trusts. Securities of the Funds listed on national exchanges are valued at the last sale price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Boards of Trustees. In addition, money market instruments are valued at amortized cost. Expenses and fees are accrued daily.


                                   (PICTURE.)
John Rolf is custodian for Nicole, Melissa, and Jordan (above), Growth Fund shareholders, frolicking in the wildflowers.

                                   (PICTURE.)
Farm owner Corwin Burrer, Money Market Fund shareholder, shown taking a short break beside his giant grain harvester.

                         NATIONWIDE(R) FAMILY OF FUNDS

HOW TO SELL (REDEEM) SHARES

You can sell (redeem) all, or any part of, your shares of any Fund at any time. Shares are redeemed at net asset value at the close of the New York Stock Exchange on the day the properly completed request is received by Nationwide Financial Services, Inc. (NFS), at its offices in Columbus, Ohio. A CONTINGENT DEFERRED SALES CHARGE MAY APPLY TO REDEMPTION OF SHARES OF THE TAX-FREE INCOME OR U.S. GOVERNMENT INCOME FUNDS (see "Contingent Deferred Sales Charge," page
19).

       Requests for redemptions may be in writing, or you may use the pre-authorized telephone redemption option. PAYMENT FOR SHARES REDEEMED IS MADE WITHIN 3 DAYS OF RECEIPT. THE VALUE OF SHARES REDEEMED DEPENDS UPON THE MARKET VALUE OF THE INVESTMENTS of each Fund at the time of redemption and may be more or less than the shareholder's cost.

       You cannot redeem investments which have been on deposit for a period of less than 12 days. This is to assure that your check has cleared. To avoid this possible 12-day delay, you may make your investment by wire (see "How To Purchase Shares by Wire," page 17). You will receive a confirmation each time a liquidation of shares is requested. Redemptions may be suspended or the date of payment postponed when the New York Stock Exchange is closed (other than customary weekend and holiday closings listed in the "How To Purchase Shares" section, page 17), or if trading is restricted, or if any emergency exists.

YOU CAN REDEEM IN ANY OF THE FOLLOWING WAYS:


BY MAIL OR FAX (NO MINIMUM)--Write or fax to Nationwide Financial Services, Inc., One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX
(614) 249-8705. Please be sure that your letter or fascimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the withdrawal are included. For example, if your account is registered John Doe and Mary Doe, `Joint Tenants With Right of Survivorship,' then both John and Mary must sign the redemption request. For an IRA redemption, you must include date of birth. Also, you must indicate whether or not you wish federal income tax (not less than 10%) to be withheld from the distribution. The distribution will be processed effective the date the signed letter or fax is received. Fax requests received after 4:00 P.M. Eastern time will be processed as of the next business day. NFS reserves the right to require the original document if you use the fax method.

BY TELEPHONE (NOW INCLUDING IRAS)--If you have an authorization form on file, a check payable to the registrant of record will be mailed to the address of record, or redemptions of $1,000 or more can be wired directly to your account at a commercial bank. Just call 1-800-848-0920 toll-free between 8 A.M. and 4 P.M. Eastern time.

       IRA redemptions by telephone will be subject to mandatory 10% federal income tax withholding, unless you elect out of withholding.


       The Funds will employ reasonable procedures for the protection of shareholders to confirm that instructions communicated by telephone are genuine such as, but not limited to, recording the conversation, requiring some form of personal identification and providing written confirmation of the transaction. If these procedures are not followed, the Funds may be liable for any loss due to unauthorized or fraudulent instructions.

       Normally, the money you request will be wired to your bank the next business day after your redemption order has been received. A $5 fee will be deducted from the proceeds for this service. Your financial institution may also charge you a fee for receipt of the wire. If redemptions are mailed to your address of record or your bank, no fee is charged.

       Before you may request a redemption by telephone, you must have authorized this procedure. You can do this when you complete the application. The authorization will remain in effect until written notice of its termination is received by NFS.


BY WESTERN UNION--With Western Union's Quick Cash(R) service, you can receive your redemptions the next day across the U.S. or throughout the world. If you have set up the telephone withdrawal privilege, you can phone your redemption request, as above, and receive your funds at 24,000 locations--including major supermarkets and mail box type outlets--many open 24 hours a day, 7 days a week. You may also send your redemption request by mail or fax. The fee for the Western Union service is $10 per redemption which is deducted from your account.


BY MONEY MARKET CHECK WRITING--Money Market shareholders receive free check writing privileges (see Privilege 10, page 23 for more details). If you wish to withdraw your money this way, please complete Section #12 of the application. You pay no fee for this service, but the Fund reserves the right to charge for it or to terminate this service.

       IF YOU HAVE MONEY MARKET CHECK WRITING PRIVILEGES, YOU SHOULD NOT ATTEMPT TO REDEEM YOUR ENTIRE ACCOUNT BY WRITING A CHECK. This is because dividends are accrued daily which will not be credited to your account until the end of the month. This could result in a small remaining balance, which would be subject to the $2 per month fee on Money Market accounts below minimum requirements (see page 19).

ALTERNATE METHODS--In the event of significant market activity, it may be difficult to reach Nationwide Financial Services by telephone. If so, an investor may choose to use alternate methods to

                         NATIONWIDE(R) FAMILY OF FUNDS

contact NFS such as sending instructions by a special delivery service, or by facsimile (FAX) machine (614-249-8705). If you use the FAX method, NFS reserves the right to require the original document.

CONTINGENT DEFERRED SALES CHARGE

(TAX-FREE INCOME AND U.S. GOVERNMENT INCOME ONLY)

A contingent deferred sales charge will be imposed on any redemption which causes the current value of your account to fall below the total amount of all purchases made during the preceding five years. THE CONTINGENT DEFERRED SALES CHARGE IS NEVER IMPOSED ON DIVIDENDS, WHETHER PAID IN CASH OR REINVESTED, OR ON APPRECIATION. The contingent deferred sales charge applies only to the lesser of the original investment or current market value.

     Where the charge is imposed, the amount of the charge will depend on the number of months since you made the purchase payment from which an amount is being redeemed, according to the following table:

Months since purchase    0-   13-   25-  37-   49-  61 &
payment was made         12   24    36   48    60   over
--------------------------------------------------------------------------------
Contingent deferred
sales charge percentage  5%   4%    3%   2%    1%   none

     For purposes of the charge, it is assumed that the oldest shares remaining in your account will be sold first. All payments during a month will be aggregated and deemed to have been made on the last day of the preceding month.

     Your money will earn daily dividends through the date of liquidation. If you redeem all of your shares, you will receive a check representing the value of your account, less any applicable contingent deferred sales charge, on the date of withdrawal, including all daily income dividends credited to your account through the date of withdrawal.

     THE CONTINGENT DEFERRED SALES CHARGE WILL BE WAIVED IN THE CASE OF A TOTAL OR PARTIAL REDEMPTION FOLLOWING THE DEATH OR DISABILITY OF A SHAREHOLDER (ACCOUNTS OWNED BY AN INDIVIDUAL OR AN INDIVIDUAL JOINTLY WITH SPOUSE) IF REDEMPTION OCCURS WITHIN ONE YEAR OF DEATH OR INITIAL DETERMINATION OF DISABILITY. (Also see "Waiver of Contingent Deferred Sales Charge," page 23 for other situations where the contingent deferred sales charge will be waived.)

ACCOUNTS FALLING BELOW MINIMUM INVESTMENT REQUIREMENTS

Because of the high cost of maintaining small accounts, NFS MAY CLOSE ANY ACCOUNT WHICH, AS A RESULT OF REDEMPTIONS, HAS A VALUE OF LESS THAN $250. However, you will be notified if your account value is less than the required minimum, and you will be allowed 90 days to make additional investments before the account is liquidated.

       IN THE CASE OF A MONEY MARKET FUND ACCOUNT BELOW THE MINIMUM, ON AVERAGE FOR ANY MONTH, A $2 MONTHLY FEE WILL BE ASSESSED. The fee is deposited into the Fund to offset the expenses of carrying these small accounts. Shares are redeemed in the first week of the following month to cover the fee.

SIGNATURE GUARANTEE

NFS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which include but are not limited to certain banks, credit unions, savings associations, and member firms of national security exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations.


                                   (PICTURE.)
Brenda Dunn is custodian for Jason Dunn (front row, center), Growth Fund shareholder, on a hayride with his playmates.

                         NATIONWIDE(R) FAMILY OF FUNDS


INVESTOR STRATEGIES

1 MONEY MARKET PLUS GROWTH(SM)--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends into one of the common stock funds (Growth or Fund).

       An initial investment of $5,000 or more is made in the Money Market, and monthly dividends are then automatically invested into the common stock funds (Growth or Fund) at offering price. Money Market Plus Growth(SM) gives investors stability of principal through the Money Market's fixed share price, which is unaffected by market swings, and its portfolio of high quality, short-term money market investments. And the Money Market offers instant liquidity through unlimited free checking ($500 minimum) or telephone redemption--all without penalty for early withdrawal. NOTE: Money Market Fund dividends reinvested into one of the stock funds are subject to applicable sales charges.

2 MONEY MARKET PLUS INCOME(SM)--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater income and capital appreciation by reinvesting dividends into one of Nationwide's bond funds (Bond, Tax-Free Income, or U.S. Government Income).

       An initial investment of $5,000 or more is made in the Money Market, and monthly dividends are then reinvested into a bond fund. Money Market Plus Income(SM) allows investors the opportunity to capitalize on shifts in interest rates.

       When short-term interest rates increase, so do Money Market dividends. At the same time, bond fund share prices generally decrease. So, with Money Market Plus Income(SM), when you earn higher Money Market dividends, you can generally purchase more bond fund shares at lower prices. Conversely, when interest rates and Money Market dividends decrease, bond fund share prices usually increase--you will automatically buy fewer bond fund shares at higher prices. Money Market Plus Income(SM) provides investors with stability of principal, instant liquidity through Money Market free checking ($500 minimum), and the opportunity for greater income and capital appreciation. NOTE: Money Market Fund dividends reinvested into one of the bond funds are subject to applicable sales charges.

3 AUTOMATIC ASSET ACCUMULATION(SM)--This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at inflated prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

       You can get started with Automatic Asset Accumulation(SM) for as little as $25 a month (Growth, Fund, or Bond), or $100 a month (Tax-Free Income, U.S. Government Income, or Money Market). Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth(SM) or Money Market Plus Income(SM) investor strategies.

4 AUTOMATIC ASSET ALLOCATION(SM)--This strategy is for investors who want to set up an account in more than one of our Funds. This allows you to further diversify your portfolio to accommodate your unique needs. If you set up your account with Automatic Asset Accumulation(SM), additional investments can be automatically allocated among the Funds based upon your initial percentage. You must satisfy the account minimum requirements of each Fund in which you invest. Changes to your percentage allocation can be made by calling toll-free 1-800-848-0920.

5 AUTOMATIC ASSET TRANSFER(SM)--This systematic investment plan is designed especially for investors who want to invest $5,000 or more in the stock or bond funds, but not all at one time. An initial investment of $5,000 or more is made in the Money Market Fund. Then, a fixed amount that you predetermine is transferred systematically monthly or quarterly into another Fund ($50 minimum transfer, $100 minimum for the Tax-Free Income and U.S. Government Income Funds). The money is transferred on the 25th day of the month, or on the business day preceding the 25th day. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Money Market to any Fund you select buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

       Those who have a more conservative outlook on investing can transfer smaller sums monthly and spread the transfer of assets into another Fund over a longer period of time, while those with a more aggressive outlook can transfer larger sums over a shorter period. Either way, you receive the added benefits of current rates paid on the portion of your investment in the Money Market, along with the stability offered by the Money Market's fixed share price.

6 AUTOMATIC WITHDRAWAL PLAN(SM) ($50 OR MORE)--You may have checks for any fixed amount of $50 or more automatically sent monthly, quarterly or annually, to you (or anyone you designate) from your account. WITHDRAWALS MADE FROM THE TAX-FREE INCOME OR U.S. GOVERNMENT INCOME FUNDS UNDER THIS PLAN,

                         NATIONWIDE(R) FAMILY OF FUNDS

LIKE OTHER REDEMPTIONS, MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE.

       NOTE: If your monthly withdrawals exceed the monthly dividends from your account, you will be depleting principal, which will reduce your future dividend potential.

INVESTOR PRIVILEGES

The Funds offer the following privileges to shareholders. Additional information may be obtained by calling Nationwide Financial Services, Inc. (NFS) toll-free at 1-800-848-0920.

1   NO SALES CHARGE ON MONEY MARKET--You pay no sales charge when you invest or redeem in the Money Market.

2   SALES CHARGE SCHEDULE AND AVAILABLE DISCOUNTS--

INITIAL SALES CHARGE DISCOUNT

For purchases of the Growth, Fund, and Bond Funds, your sales charge percentage will be reduced according to the chart below:

   SALES CHARGE SCHEDULE                     As a percentage of:
-----------------------------------------------------------------
   If your investment plus the value         Offering     Amount
   of other shares held is:                    Price     Invested
-----------------------------------------------------------------
   less than $50,000, the sales charge is:     4.5 %       4.71 %
   $50,000 but less than $100,000              4.0 %       4.17 %
   $100,000 but less than $250,000             3.0 %       3.09 %
   $250,000 but less than $500,000             2.0 %       2.04 %
   $500,000 but less than $1,000,000           1.0 %       1.01 %
   $1,000,000 but less than $5,000,000         0.25%       0.251%
   $5,000,000 or more                          0.0 %       0.0  %


       Shareholders can receive even greater discounts through the cumulative effect of the discounts below:

LIFETIME ADDITIONAL DISCOUNT

The sales charge is computed at the rate applied to the amount invested plus the accumulated value of all shares held in any of the Nationwide Family of Funds, including shares acquired by reinvestment of dividends and capital gains distributions.

FAMILY MEMBER DISCOUNT

In addition, all shares held in any Fund accounts of members of the registrant's family may be included, provided these family members reside at the registrant's address.

       For other discount privileges, see "Insurance Proceeds or Benefits Discount Privilege" and "Letter of Intent (LOI) Discount," page 22.

3 NO SALES CHARGE ON REINVESTMENTS--All dividends and capital gains may be reinvested free of charge within the same Fund. The Trust will not mail checks for dividends of less than $5. Dividends will be reinvested, and you will receive a confirmation.

4 EXCHANGE PRIVILEGE--The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. There is no administrative fee, exchange fee or limit to the number of exchanges permitted. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. (Shares of the Fund exchanged to must be registered in the shareholder's state of residence).

EXCHANGES FROM GROWTH, FUND, BOND, AND MONEY MARKET FUNDS

Shares of the Growth, Fund, and Bond Funds may be exchanged among any of Nationwide's Family of Funds without sales charge, and shares of the Tax-Free Income or U.S. Government Income Funds acquired as a result of such exchanges will not be subject to the applicable contingent deferred sales charge normally assessed on redemptions.

       Exchanges from the Money Market Fund to any other Fund will be subject to applicable sales charges. (For exchanges to the Growth, Fund or Bond Funds, see "Sales Charge Schedule and Available Discounts" on this page. For exchanges to the Tax-Free Income or U.S. Government Income Funds, see "Contingent Deferred Sales Charge," page 19).

EXCHANGES FROM TAX-FREE INCOME AND U.S. GOV'T INCOME FUNDS

Shares of the Tax-Free Income and U.S. Government Income Funds may be exchanged between these two Funds without incurring any contingent deferred sales charges. For exchanges to the Growth, Fund, or Bond Funds, the applicable contingent deferred sales charge will be waived, but the investor will be subject to the normal sales charges for the Growth, Fund and Bond Funds according to "Sales Charge Schedule and Available Discounts," page 21.

       NOTE: Shareholders moving money to the Money Market Fund are subject to the applicable contingent deferred sales charge on their redemption of Tax-Free Income or U.S. Government Income Fund shares.

EXCHANGES MAY BE MADE BY EITHER OF TWO CONVENIENT WAYS:

BY MAIL--An exchange may be made by writing to Nationwide Financial Services, Inc., One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Please be sure that your letter is

                         NATIONWIDE(R) FAMILY OF FUNDS

signed by all owners of the account and that your account number and the Fund you wish to exchange to are included.

BY TELEPHONE--You may use the Telephone Exchange Privilege if you have established that privilege and if you hold no share certificates. Requests may be made only by the account owner(s) for whom Nationwide Financial Services, Inc. (NFS) has a properly completed, signed authorization form on file. You must call our toll-free number by 4 P.M. Eastern time to receive that day's closing share price. You may not revoke your request once instructions have been recorded and accepted.

       Election of the privilege authorizes NFS to voice-record all instructions to exchange. NFS may not honor your instructions unless you grant permission to record such a call. NFS reserves the right at any time without prior notice to suspend, limit or terminate the Telephone Exchange Privilege or its use in any manner by any person or class.

       The Funds will employ the same procedure described under "How to Sell (Redeem) Shares" on page 18 to confirm that the instructions are genuine.

       In the event of significant market activity, it may be difficult to reach NFS by telephone. If so, an investor may choose to use alternate methods to contact NFS such as sending instructions by a special delivery service or by facsimile (FAX) machine (614-249-8705). If you use the FAX method, NFS reserves the right to require the original document.

5 INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE (GROWTH, FUND, OR BOND FUNDS
ONLY)--If the funds used to purchase shares come from proceeds or benefits of an insurance policy issued by any of the Nationwide Enterprise of insurance companies or their affiliated companies, the sales charge is one-half the rate established, provided the purchase is made within 60 days after receipt of the proceeds or benefits.

6 LETTER OF INTENT (LOI) DISCOUNT--This discount permits you to purchase shares of the Growth, Fund, or Bond Funds at a reduced cost during a 13-month period if the amount invested, or the value of shares held by you and other family members of your household, plus the amount invested, equals or exceeds $50,000. LOI is not a binding obligation upon the investor to buy the shares. It is merely a statement of intent.

       By marking the appropriate box and signing the application, you indicate your intention to complete the appropriate LOI. The LOI will be completed when your new investments, together with the value of all existing shares held by you, your spouse, minor children, and other family members of your household, total an amount equal to the amount checked on the application. You obtain a reduced sales charge on each share purchased during the 13-month period. The LOI may be backdated, up to 90 days, to include previous purchases under the reduced sales charge available under the LOI.

       If the intended investment is not completed, the investor will be asked to pay the difference between the sales charge actually paid and the sales charge due on the amount invested according to the "Sales Charge Schedule," page
21. If the difference is not paid within 20 days after written request, the investor irrevocably constitutes and appoints Nationwide Financial Services, Inc. as their attorney-in-fact, with full power of substitution, to redeem an appropriate number of shares from their account to cover the amount due. For more details on the LOI Discount, call 1-800-848-0920.

7 NET ASSET VALUE PURCHASE PRIVILEGE (GROWTH, FUND, BOND FUNDS ONLY)--All sales of shares to the public are made at the public offering price, except the following sales made at net asset value: (1) shares sold through institutional sales to other registered investment companies affiliated with Nationwide Financial Services, Inc., (2) shares issued on transfer of investments from the Growth, Fund, or Bond Funds to another Fund in the Nationwide Family of Funds (see "Exchange Privilege," page 21), and (3) sales which may be made (a) to any pension, profit sharing, or other employee benefit plan for the employees of NFS, any of its affiliated companies, or investment advisory clients and their affiliates, (b) to Trustees and retired Trustees of NIF and NIF-II; directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any of the Nationwide Enterprise of insurance companies or their affiliates, or any investment advisory clients of the Funds' advisor and their affiliates, (c) to directors, officers and full-time employees, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any sponsor group which may be affiliated with the Nationwide Group of Insurance Companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative, (d) any endowment or non-profit organization, (e) any pension, profit sharing, or deferred compensation plan which is qualified under section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with the Distributor with no sales representative involved, at net asset value, upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust, (f) any life insurance company separate account registered as a unit investment trust, and (g) any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees.

                         NATIONWIDE(R) FAMILY OF FUNDS

8 WAIVER OF CONTINGENT DEFERRED SALES CHARGE (TAX-FREE INCOME AND U.S. GOVERNMENT INCOME FUNDS ONLY)--The contingent deferred sales charge is waived under the circumstances of a shareholder's death or permanent disability (see "Contingent Deferred Sales Charge," page 19). The contingent deferred sales charge is also waived on redemptions of shares effected by: (1) any of the classes of shareholders listed in Privilege 7, sections (1), and (3)(a) through
(3)(f) above; and (2) shares redeemed that were acquired as a result of a transfer of investments from the Tax-Free Income, U.S. Government Income, Growth, Fund, or Bond Funds (see "Exchange Privilege," page 21).

9 NO SALES CHARGE ON A REPURCHASE--If you redeem all or part of your Growth, Fund, or Bond Fund shares for which you paid sales charges, you have a one-time privilege to reinvest all or part of the redemption proceeds in any of the NIF Funds without a sales charge, within 30 days after the effective date of the redemption.

       If you redeem all or part of your Tax-Free Income or U.S. Government Income Fund shares on which you paid a contingent deferred sales charge, you have a one-time privilege to reinvest all, or part, of the redemption proceeds in either of the NIF-II Funds within 30 days and receive credit for any contingent deferred sales charge pro-rated according to the percentage of the reinvestment, e.g., 100% for a full reinvestment, etc.

       If you realize a gain on your redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

10 FREE CHECKING ACCOUNT PRIVILEGE (MONEY MARKET FUND ONLY)--You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks by contacting one of our service representatives at 1-800-848-0920.


INVESTOR SERVICES

1 TWENTY-FOUR HOUR INFORMATION RECORDING--Our toll-free number provides information on share prices for all the Funds, and Money Market yields at 1-800-848-0520.

2 TOLL-FREE INFORMATION AND ASSISTANCE--Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8:00 A.M. and 5:00 P.M. Eastern Time. Call toll-free:
1-800-848-0920. Or contact NFS at our FAX telephone number (614) 249-8705.

3 AUTOMATED ACCOUNT ACCESS(SM)--24-hour access to current information about the Funds and your account(s) is available from the convenience of any touch-tone phone. By dialing 1-800-NFS-0012 (637-0012), you may obtain share prices, yields, account balances and confirm your last transaction. You may also order duplicate statements, duplicate tax forms and reorder Money Market Fund checks. For confidentiality, each investor has a Personal Identification Number (PIN). For more information, call 1-800-848-0920.

4 RETIREMENT PLANS (Not available with the Tax-Free Income Fund)--Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans, 403(b) Tax-Sheltered Accounts, and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

5 MUTUAL FUND GIFT CERTIFICATES--Gift Certificates may be purchased for special occasions such as birthdays, graduations, weddings, and as appreciation gifts. Minimum purchase amounts: $25 in the Growth, Fund or Bond Funds; $100 in the Tax-Free Income, U.S. Government Income, and Money Market Funds. Contact one of our service representatives at 1-800-848-0920 for complete details and instructions.

6 SHAREHOLDER CONFIRMATIONS--You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.


7 CONSOLIDATED STATEMENTS--Growth and Fund shareholders receive quarterly statements as of the end of March, June, September, and December. Bond, Tax-Free Income, U.S. Government Income and Money Market Fund shareholders receive monthly statements. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your

                         NATIONWIDE(R) FAMILY OF FUNDS

account. We will not be able to correct any error which has not been brought to our attention within one year of occurrence.


       For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar year transactions in all your Funds will be sent after year end.

8 AVERAGE COST STATEMENT--This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

       Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The information on your average cost statement will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

9 SHAREHOLDER REPORTS--All shareholders will receive reports semi-annually detailing the financial operations of the Funds.

10 PROSPECTUSES--Updated prospectuses will be mailed to you annually.

11 UNDELIVERABLE MAIL--If mail from Nationwide Financial Services to a shareholder is returned as undeliverable on two or more consecutive occasions, Nationwide Financial Services will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until Nationwide Financial Services receives notification of the shareholder's correct mailing address.

MANAGEMENT OF THE TRUSTS

The business and affairs of the Funds are managed under the direction of their respective Boards of Trustees.

       Under the terms of the Investment Management Agreement, Nationwide Financial Services, Inc. (NFS) manages the investment of the assets and, subject to the supervision of the Trustees, provides various administrative services and supervises the daily business affairs of the Trusts. NFS, an Ohio corporation, is a wholly-owned subsidiary of Nationwide Life Insurance Company, which in turn is a wholly-owned subsidiary of the Nationwide Insurance Enterprise.

       The Growth, Fund, and Bond Funds pay the Investment Manager fees based on average daily net assets of that Fund at the rate of .5% per year. The Money Market Fund pays the Investment Manager fees of .45% per year.

       The Tax-Free Income and U.S. Government Income Funds pay the Investment Manager based on average daily net assets of each Fund at the rate of .65% on the first $250 million of average daily net assets, .60% on the next $250 million, .55% on the next $250 million, and .50% on the average daily net assets in excess of $750 million.

       At its option, the Investment Manager may waive any portion of the management fee charged to the Money Market Fund in order to offer shareholders the highest possible current yields consistent with the investment policies and types of permitted investments of the Fund.

       NFS, as Distributor of the Funds, markets the Funds. It also provides the administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, taxes, and regulatory reports. For accounting services, NFS receives a total annual fee of $48,000 from NIF Funds only.

MANAGEMENTS' DISCUSSION OF FUNDS' PERFORMANCE

      Managements' discussion of the Funds' performance is contained in the Funds' Annual Report, which will be made available upon request and without charge by writing to NFS at One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492, or call toll-free 1-800-848-0920.

TRANSFER AND DIVIDEND DISBURSING AGENT

Nationwide Financial Services, Inc. (NFS), through its wholly-owned subsidiary, Nationwide Investors Services, Inc. (NIS), serves as transfer agent and dividend disbu rsing agent for the Trust.

DISTRIBUTION PLAN (TAX-FREE INCOME AND U.S. GOVERNMENT INCOME FUNDS ONLY)


       The NIF-II Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940

                         NATIONWIDE(R) FAMILY OF FUNDS

which permits the Funds to compensate the Distributor for expenses associated with the distribution of its shares. Under the Plan, each Fund pays the Distributor compensation accrued daily and paid monthly at a maximum annual rate of .35% of the Trust's average daily net assets. Currently, the Tax-Free Income and U.S. Government Income Funds accrue daily and pay monthly to the Distributor compensation at the annual rate of .20% of the Funds' average daily net assets. The Distributor will continue to waive the remaining .15% until further written notice.


       The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares (See "Contingent Deferred Sales Charge," page 19). Distribution expenses paid by the Distributor may include the costs of printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers.

EXPENSES


For the fiscal year ended October 31, 1995, the ratio of operating expenses to average net assets was .66% for Growth, .63% for Fund, .71% for Bond, .98% for Tax-Free Income, 1.08% for U.S. Government Income, and .62% for Money Market. By agreement with NFS, no Fund will bear expenses in excess of limits prescribed by any state in which the Funds' shares are offered for sale. Also, the Growth, Fund, Bond, and Money Market Funds will not bear expenses in excess of 1% of average daily net assets. Such limitations did not affect any of the funds during the year ended October 31, 1995.


THE EFFECT OF INTEREST RATES
ON BOND VALUES

All bond prices (U.S. government, municipal and corporate) are affected by interest rates. Generally, as prevailing interest rates rise, the market value of bonds falls. Conversely, as interest rates fall, bond market values generally rise. Thus, if interest rates have increased from the time a security was purchased for a Fund, that security's value could be less than cost, reducing the net asset value per share of the Fund. If later sold, that security might be sold at a price less than its cost resulting in a capital loss. Similarly, if interest rates have declined from the time a security was purchased, that security's value could be greater than its cost, resulting in an increase in the net asset value per share. If later sold, it might be sold at a price greater than its cost resulting in a capital gain. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     The change in interest rates does not affect all bond prices equally. Many other factors contribute to a change in value, such as the time to maturity, supply and demand for the securities, perception of credit quality, and other economic forces.

     Generally, debt securities with shorter maturities are subject to less price fluctuation resulting from interest rate changes. Securities with longer-term maturities are subject to greater price fluctuation.

     The table below shows the effect on prices (stated as a percentage change) of an intermediate-term bond and a long-term bond given a 1, 2 and 3 percentage point change in interest rates. As the example shows, the longer the time to maturity, the greater the price change.

      APPROXIMATE CHANGE IN MARKET VALUE OF A BOND

      CHANGE IN               RISING         FALLING
    INTEREST RATES        INTEREST RATES INTEREST RATES
-------------------------------------------------------
                7-YEAR BOND YIELDING 8%

     1 %                       -5.1%          +5.5%
     2 %                       -9.9          +11.3
     3 %                      -14.4          +17.5

                30-YEAR BOND YIELDING 8%

     1 %                      -10.3%         +12.5%
     2 %                      -18.9          +27.7
     3 %                      -26.2          +46.4



     Supply and demand also affect prices and can moderate or exaggerate the price fluctuation resulting from changes in interest rates. Similarly, a change in a security's credit rating (e.g., a reduction from AA-rated to A or below) can have an adverse effect on the price of a security.

     Changes in the value of portfolio securities will not affect the interest income from those securities but will be reflected in the net asset value per share of the Funds.

DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS AND CAPITAL GAINS

Substantially all of the net investment income, if any, will be paid to shareholders quarterly at the end of March, June, September, and December by the stock funds (Growth and Fund), and at the end of each month by the Bond, Tax-Free Income, U.S. Government Income and Money Market Funds. Checks will not be mailed for dividends of less than $5. These dividends will be reinvested, and you will receive a confirmation showing the transaction.

       In those years in which sales of a Fund's portfolio securities result in net realized capital gains, these gains will be distributed to shareholders in December.

FEDERAL TAXES

Each of the Funds intends to qualify for treatment under subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and, therefore, must distribute substantially all net investment income and capital gains to shareholders annually. In general, if the Funds distribute all of their net investment income, they are not required to pay any federal income taxes. In addition to federal income tax, if the Funds fail to distribute the required

                         NATIONWIDE(R) FAMILY OF FUNDS

portion of investment income or capital gains in any year, they will be subject to a non-deductible 4% excise tax on the amount which they have failed to distribute. The Funds intend to make distributions in sufficient amounts to avoid the imposition of this excise tax.

       Dividends paid by each of the Funds (with the exception of the Tax-Free Income Fund) are taxable as income to the shareholder for federal income tax purposes. For corporate shareholders, the appropriate portion of each year's distribution is eligible for the corporate dividend received deduction.

       Dividends paid by the Tax-Free Income Fund will be exempt from federal income tax to the extent that the income of the Fund is derived from bonds which qualify for such exemption. Some portion of the income from the Tax-Free Income Fund may be taxable annually. The taxable portion of each distribution will be based on the ratio, each year, between the Fund's taxable income and total income. This ratio shall be determined within 60 days following the close of the taxable year. The annual ratio may differ significantly from the ratio for the period actually covered by each distribution.


       Under current tax law as of February 29, 1996, net long-term capital gains, if any, realized by the Funds are generally taxable to the shareholder at the same tax rate as ordinary income, but in no event may the tax rate on such gains exceed 28% for an individual or 35% for a corporation.


       The Funds will annually report to each shareholder that shareholder's portion of the net income and capital gain of each Fund, for inclusion in the shareholder's income.

       Individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at rates as high as 28% for individuals and 20% for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, as defined in Section 57
(a) (5) (C) of the Code. Bonds of this type may be held by one or more of the Funds from time to time.

       A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).

STATE AND LOCAL TAXES

Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to federal income taxes. These laws vary, and you are advised to consult a tax adviser regarding such taxes.

REDEMPTIONS OF SHARES

Redeeming shares may result in a capital gain or loss for tax purposes. For your convenience, NFS provides a year-end statement, reflecting your taxable gain or loss for the year based on the average cost paid for redeemed shares (see "Average Cost Statement," page 24.)

                                   (PICTURE.)

Donald and Vertie Robinson, Growth Fund shareholders, enjoying dining out together.

                                   (PICTURE.)
Christopher Colsey is custodian for
Elizabeth Colsey, Growth Fund shareholder, proudly posing in a pumpkin patch.

                         NATIONWIDE(R) FAMILY OF FUNDS

TAX ADVANTAGES OF THE
TAX-FREE INCOME FUND

The yield on taxable securities is normally higher than on tax-exempt securities of comparable quality and maturity. However, you can determine whether a tax-free investment provides a higher after-tax yield or return than an investment subject to tax by using the following formula:

      Tax-Free Yield           What you must earn
-------------------------      on a taxable investment
100%-- [Your Tax Rate]  =      to equal this tax-free yield


     By using current tax-free yields and your own tax rate in the formula above, you can make an informed investment decision. This formula will not be applicable if you are subject to the Alternative Minimum Tax (see page 26).


     The tables below show the advantages of investing in municipal obligations for those individuals in higher tax brackets. Taxable yields are compared to equivalent tax-free yields. The first table is based on the maximum marginal tax rates currently in effect under the Internal Revenue Code for the 1996 tax year at various levels of taxable income.


     For example, if you file a joint return with an adjusted gross income of $40,000, you are in the 28% tax bracket. A 5% tax-free yield would be equivalent to an 6.9% taxable yield for you.

     Over the long term, the effect of tax-free investing is significant. With the Tax-Free Income Fund, dividends can be automatically reinvested and allowed to accumulate on a tax-free basis. You can see this advantage in the "How a $20,000 Investment Grows at 5% Tax-Free vs. 5% Taxable" table below:



      TAX-EQUIVALENT YIELDS BASED ON INCOME, TAX RATE, AND TAX-FREE YIELD

           TAXABLE INCOME*                   1996 FEDERAL                              TAX-FREE YIELD
-------------------------------------------------------------------------------------------------------------------------
   JOINT RETURN          SINGLE RETURN      INCOME TAX RATE      4%     4.5%  5%     5.5%  6%     6.5%   7%    7.5%  8%
   $ 0 - 40,100           $0 - 24,000             15%            4.7    5.3   5.9    6.5   7.1    7.6    8.2   8.8   9.4

 $40,100  - 96,900     $24,000 - 58,150           28%            5.6    6.3   6.9    7.6   8.3    9.0    9.7  10.4   11.1

  $96,900  - 147,700    $58,150 - 121,300         31%            5.8    6.5   7.2    8.0   8.7    9.4   10.1  10.9   11.6

$147,700  - 263,750    $121,300 - 263,750         36%            6.3    7.0   7.8    8.6   9.4   10.2   10.9  11.7   12.5

   Over $263,750           Over $263,750          39.6%          6.6    7.5   8.3    9.1   9.9   10.8   11.6  12.4   13.2

*Net amount after exemptions and deductions.

         HOW A $20,000 INVESTMENT GROWS AT 5% TAX-FREE VS. 5% TAXABLE**

1996
TAX                5 YEARS                      10 YEARS                    20 YEARS                    30 YEARS
BRACKET       TAXABLE    TAX-FREE         TAXABLE    TAX-FREE          TAXABLE    TAX-FREE         TAXABLE    TAX-FREE
----------------------------------------------------------------------------------------------------------------------
15%           $24,627    $25,525          $30,324    $32,578           $45,978    $53,066          $69,713  $86,439
28%           $23,869    $25,525          $28,486    $32,578           $40,572    $53,066          $57,786  $86,439
31%           $23,696    $25,525          $28,076    $32,578           $39,413    $53,066          $55,328  $86,439
36%           $23,412    $25,525          $27,405    $32,578           $37,551    $53,066          $51,454  $86,439
39.6%         $23,208    $25,525          $26,931    $32,578           $36,263    $53,066          $48,829  $86,439

**Rates are compounded daily, and taxes are assumed to be paid once a year. The information contained in the above chart is not a projection or guarantee of the Fund's performance. It is only a general comparison of two investments: one taxable and one tax-exempt. The Fund's performance may not duplicate the chart 27 results. The percentage return figures were chosen arbitrarily and are not a forecast of future results.

                         NATIONWIDE(R) FAMILY OF FUNDS


PERFORMANCE ADVERTISING
FOR THE FUNDS

FUND PERFORMANCE ADVERTISING

The Funds may use historical performance in advertisements, sales literature, semi-annual and annual reports and the prospectus. Such figures will include quotations of average annual (compound) total return for the most recent one, five, and ten-year periods (or the life of the Fund if less). Average annual (compound) total return represents the average annual percentage change in the value of an investment for the specified periods assuming a redemption of the investment at the end of such periods. It reflects the changes in share price and assumes reinvestment of all dividends and distributions at net asset value. Average annual (compound) total return reflects the effect of maximum sales charges.

       The Funds may also choose to show nonstandard returns including total return and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains. In addition, sales charge assumptions will vary. Initial sales charge percentages decrease as amounts invested increase and contingent deferred sales charges decrease over time, as outlined on pages 21 and 19 of this prospectus, respectively; therefore, returns increase as sales charges decrease.

       Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the original investment from the redeemable value and dividing the result by the original amount of the investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

       The Bond, Tax-Free Income and U.S. Government Income Funds may advertise their SEC yields. The SEC yield is based on a 30-day period. This yield takes into account the yields to maturity on all debt instruments and all dividends accrued on equity securities, since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.

       The Money Market Fund may advertise current seven-day yield quotations computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period to obtain a base period return and then multiplying the base period return by (365/7). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Money Market's effective yield represents a compounding on an annualized basis of the current yield quotations.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to the investment industry as a whole. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.


       Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.



       The rankings may or may not include the effects of sales charges. Lipper Analytical Services is an independent rating service that ranks over 8,000 mutual funds based upon total return performance. These rating services and publications rank the



                                   (PICTURE.)

Royal Schomp, Growth Fund shareholder, smiling and at his ease in the company of man's best friend.

                         NATIONWIDE(R) FAMILY OF FUNDS

performance of the Funds against all funds over specified periods and against funds in specified categories. The categories in which the Funds may be cited include, but are not limited to:

GROWTH FUND:
Growth Funds, Long-Term Growth Funds

NATIONWIDE FUND:
Growth and Income Funds, Growth Funds,
Long-Term Growth Funds

BOND FUND:
Income Funds, High Grade Corporate Bond Funds,
A-Rated Bond Funds

TAX-FREE INCOME FUND:
General Municipal Bond Funds, High-Quality Municipal Bond Funds, A-Rated Municipal Bond Funds, Municipal Bond Funds, Tax-Free Funds

U.S. GOVERNMENT INCOME FUND:
U.S. Government Bond Funds, Intermediate-Term U.S. Government Bond Funds, Limited-Term U.S. Government Bond Funds, U.S. Government Securities Funds, Government Bond Funds

MONEY MARKET FUND:
Money Market Funds, Current Income Funds

The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past and/or present performance ratings. Past performance of the Funds, like any investment, is no guarantee of future results. Future results may be less or more.

ADDITIONAL INFORMATION

STATEMENTS OF ADDITIONAL

INFORMATION

These documents (one each for the NIF and NIF-II trusts), containing more information on the Funds, are filed with the Securities and Exchange Commission. Free copies may be obtained from NFS upon request (see "Shareholder Inquiries," page 30).

DESCRIPTION OF SHARES
The assets of each Fund are segregated, and you have an interest only in the assets of the class in which you own shares. Shares of a particular class are equal in all respects to the other shares of that class and in the event of liquidation of the Fund will share pro rata in the distribution of the net assets of such Fund. All shares are of $1 par value and fully paid, nonassessable, transferable, and redeemable. There are no preemptive rights.

JOINT PROSPECTUS DISCLOSURE
Although each Trust (NIF and NIF-II) is offering only shares of its own Funds, it is possible that a Trust might become liable under the Securities Act of 1933 for any material misstatement or omission in the Prospectus about Funds of the other Trust. The Trustees of each Trust have considered this in approving the use of a single combined Nationwide Family of Funds Prospectus.

                                   (PICTURE.)

Colleen Felix is custodian for Growth Fund shareholder Shayna Snyder (right) with her friend Dylan Anderko.

                         NATIONWIDE(R) FAMILY OF FUNDS

VOTING RIGHTS

Shareholders of each class of shares have one vote for each share held. Voting rights cover the Investment Management Agreement, Distribution Agreement, election of Trustees, termination of the Trust, sale of assets as a whole, change of investment objectives, investment policies, investment restrictions (NIF only), and other business matters. In regard to termination, sale of assets, or change of investment objectives, policies and restrictions (NIF only), the right to vote is limited to the holders of shares of the particular class affected by the proposal.

SHAREHOLDER INQUIRIES

Inquiries regarding the Funds should be directed to Nationwide Financial Services, Inc., One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492, or call 1-800-848-0920.

                                   (PICTURE.)

Jane and Rod Mullins, shareholders in Bond, Tax-Free, Growth, and Money Market Funds, reach the summit of Pikes Peak.

                                   (PICTURE.)

Erma Sullivan, Money Market Fund shareholder, cuddles great- grandbaby Andrea, a shareholder in Growth Fund.

NATIONWIDE INVESTING
FOUNDATION FUNDS:

Growth Fund
Nationwide Fund
Bond Fund
Money Market Fund

NATIONWIDE INVESTING
FOUNDATION II FUNDS:

Tax-Free Income Fund
U.S. Government Income Fund

NATIONAL DISTRIBUTOR AND
INVESTMENT MANAGER

Nationwide Financial Services, Inc.
P.O. Box 1492
One Nationwide Plaza
Columbus, Ohio 43216-1492

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT

Nationwide Financial Services, Inc.
(Through its wholly owned subsidiary,
Nationwide Investors Services, Inc.)

LEGAL COUNSEL

Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio 43215-2220


CUSTODIAN

The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

NATIONWIDE(R)
  FAMILY OF
    FUNDS

INVESTOR
PROFILES:

Nationwide(R) Growth Fund is for investors seeking to maximize capital growth by investing in the common stock of companies in industries where economic trends and new technologies indicate greater than average growth potential.

Nationwide(R) Fund is for investors seeking to maximize returns through a flexible combination of income and long-term capital appreciation, generally from common stocks of well-known, larger companies.

Nationwide(R) Bond Fund is for investors seeking high monthly income with the degree of safety that can be provided through high-quality bonds and other fixed income securities.

Nationwide(R) Tax-Free Income Fund is for investors seeking high monthly income free from federal taxes with the degree of safety that can be provided through high-quality municipal bonds.

Nationwide(R) U.S. Government Income Fund is for investors seeking high monthly income, reduced share price fluctuations and relative safety of principal through securities backed by the U.S.government and its agencies.

Nationwide(R) Money Market Fund is for investors seeking monthly income at current rates of return with maximum share price stability (principal is not intended to fluctuate).

INVESTING IN THE FUNDS

                               Growth        Tax-Free Income
                               Fund          U.S. Gov't Income
                               Bond          Money Market
INVESTMENT MINIMUMS :
   New Accounts                 $ 250          $ 1,000
   Subsequent Investments       $  25          $   100


(Certain investor strategies, privileges, and services allow initial investments below these minimums. See details contained within this prospectus.)

HOW TO INVEST: A new account can be opened by completing the application contained in this Prospectus and mailing along with your check payable to Nationwide Financial Services, Inc. at the address shown on the back cover. Subsequent investments can be made by mail or wire. More details on purchasing and selling shares can be found on pages 16 through 19.

INVESTOR STRATEGIES

Nationwide offers six investor strategies to assist with your financial goals. A complete description of each strategy can be found on pages 19 and 20.

MONEY MARKET PLUS GROWTH(SM)
MONEY MARKET PLUS INCOME(SM)
AUTOMATIC ASSET ACCUMULATION(SM)
AUTOMATIC ASSET ALLOCATION(SM)
AUTOMATIC ASSET TRANSFER(SM)
AUTOMATIC WITHDRAWAL PLAN(SM)

INVESTOR PRIVILEGES & SERVICES

Investors have the following privileges and services available to them. Further details begin on page 21.

SALES CHARGE DISCOUNTS
NO SALES CHARGES ON DIVIDENDS & CAPITAL GAINS REINVESTED
NO SALES CHARGES ON REPURCHASE


EXCHANGE PRIVILEGES AND FREE TELEPHONE EXCHANGES


TOLL-FREE CUSTOMER ASSISTANCE


24-HOUR AUTOMATED ACCOUNT ACCESS(SM)


24-HOUR SHARE PRICE AND YIELD INFORMATION
RETIREMENT PLANS (IRAS, SEPS, AND OTHERS)
MUTUAL FUND GIFT CERTIFICATES
CONSOLIDATED STATEMENTS
AVERAGE COST STATEMENT


FREE CHECKING ACCOUNT (MONEY MARKET FUND ONLY)



Nationwide(R) and [LOGO] are registered Federal Service marks of the Nationwide Mutual Insurance Company.

NATIONWIDE FAMILY OF FUNDS                                        BULK RATE
ONE NATIONWIDE PLAZA                                              U.S. POSTAGE
COLUMBUS, OHIO  43215-2220                                        PAID
                                                                  COLUMBUS, OHIO
1996 PROSPECTUS                                                   PERMIT NO. 492

                                  APPLICATION

IMPORTANT: THE SUITABILITY AND SIGNATURE SECTIONS ON PAGE A2 MUST BE COMPLETED
                             TO OPEN A NEW ACCOUNT.

For IRA Plans use application from IRA Booklet. Make checks payable to:
                      Nationwide Financial Services, Inc.

PLEASE PRINT OR TYPE
To complete application, follow                            Send application and check to:
instructions to the left of each    For assistance in      NATIONWIDE FINANCIAL SERVICES, INC.     NOTE:
section, then remove from           opening an account:    ONE NATIONWIDE PLAZA                    To avoid delays, do not use
prospectus booklet and mail with    CALL TOLL-FREE:        P.O. BOX 1492                           P.O. Box for special delivery
check to address at right.          1-800-848-0920         COLUMBUS, OHIO  43216-1492              and other overnight services.
------------------------------------------------------------------------------------------------------------------------------------
SALES REPRESENTATIVE
USE ONLY                            Agent Name____________________________________________________________

Stamps are permitted provided       Agent #_____________________________State  # _____________Phone  #  (      )-----------------
all necessary information is
included.
------------------------------------------------------------------------------------------------------------------------------------
1 - INITIAL INVESTMENT              GROWTH+           $_____________________       TAX-FREE INCOME++          $_____________________
Specify dollar amount you wish to   FUND+             $_____________________       U.S. GOVERNMENT INCOME++   $_____________________
invest in each Fund (purchases      BOND+             $_____________________       MONEY MARKET++             $_____________________
must be in U.S. dollars). You may   + Minimum investment $250 (or $25 monthly*)    ++ Minimum investment $1,000 (or $100 monthly*)
allocate your investment among
any or all funds provided account   / / Initial investment from insurance proceeds/benefits of Nationwide/Affiliate companies
minimums are met for each fund          insurance policy.
(only one check needed). *MINIMUM
MONTHLY INVESTMENTS AVAILABLE ONLY
WITH AUTOMATIC ASSET ACCUMULATION.
------------------------------------------------------------------------------------------------------------------------------------
2 - ACCOUNT REGISTRATION            / / INDIVIDUAL   / /  JOINT TENANT    / /  GIFTS TO      / /  TRANSFER
a) Check  only  one box b) Fill in                        WITH RIGHT OF        MINORS             ON DEATH
complete name, address, telephone                         SURVIVORSHIP         (Complete #4)      (Complete pg. A5)
number,  date of birth,
occupation, and employer.           / / OTHER (Complete appropriate form on pages A5-A7
c) If any party is a minor, you               if corporation, association,
must also complete #4 below.                  partnership, etc.)
d) IF YOU WISH TO NAME ONE OR
MORE BENEFICIARIES, YOU MUST ALSO   --------------------------------------------------------------   -------------------------------
COMPLETE THE TRANSFER ON DEATH      Name of Individual (first, middle initial, last), Custodian,     Joint Tenant
FORM ON PAGE A5.                    Corporation, or Trustee

                                     -----------------------------------------------------------   ( ----- )------------------------
                                     Address - Street                                                         Business Phone

                                     -----------------------------------------------------------   ( ----- )------------------------
                                     City                               State               Zip               Home Phone

                                     ----- /----- /----------     ------------------------------   ---------------------------------
                                     Date of Birth (mo/day/yr)    Occupation                       Employer

                                     I am a / /   Nationwide/Affiliate/Advisory Client employee/retiree/relative
                                     / / Nationwide Sponsor Group employee/relative
------------------------------------------------------------------------------------------------------------------------------------
3 - SOCIAL SECURITY                  |  |  |  |  |  |  |  |  |  |                                    / / Initial here if you have
NUMBER / TAXPAYER                                                                                        been notified by the
IDENTIFICATION NUMBER                / / Soc. Sec. Number or  / / Tax Identification Number              Internal Revenue Service
A Social Security or tax                                                                                 that you are subject to the
identification number is required    (Required by IRS; you cannot open an account unless provided.)      31% withholding due to
by federal law. Trust account--use                                                                       under-reporting of income.
owner's SS number. Gifts/Transfers
to Minors account--use the minor's   I am a / / U.S Citizen.     / /       Other (specify)___________________________
SS number, NOT custodian's, and
complete #4 below.
------------------------------------------------------------------------------------------------------------------------------------
4 - GIFTS/TRANSFERS TO MINORS        _______________________________________________custodian for___________________________________
Complete only if account is                     Custodian (one only)                                         Minor (one only)
established under the Uniform
Gifts/Transfers to Minors Act,       under the___________________________________ Uniform Gifts/Transfers to Minors Act.
making sure you report the minor's              (State of Residence)                                    ______ /______ / ______
Social Security number in #3                                                                      (minor's Date of Birth--mo/day/yr)
above.
------------------------------------------------------------------------------------------------------------------------------------
5 - DIVIDEND OPTION                  Check One:  / /   Reinvest Dividends and Capital Gains       / /  Pay Dividends in Cash and
Check how you wish to receive                                                                          Reinvest Capital Gains
your dividends and capital gains.                / /   Pay Dividends and Capital Gains in Cash   / /   Pay Capital Gains in Cash and
                                                                                                       Reinvest Dividends
                                     / /  I want my dividends and/or capital gains deposited directly to my banking institution
                                          (ATTACH COPY OF VOIDED CHECK).
------------------------------------------------------------------------------------------------------------------------------------
6 - DISCOUNT PRIVILEGE               / /  I have other Nationwide Mutual Fund Accounts (also list below any other
To receive maximum sales charge      members of your household with accounts).
discounts on purchases of the
Growth, Fund, or Bond Funds,         Spouse: SS# _________ - _____ - _______________      Child: SS#  _________ - _____ - _________
check box. Also list Social
Security numbers of all members      Child:  SS# _________ - _____ - _______________      Child: SS#  _________ - _____ - _________
of your household with Nationwide
Mutual Fund accounts (all must       Other ______________________________________         SS#         _________ - _____ - _________
reside at address listed in                                     (Relationship)
#2 above).


                                                                              A1

------------------------------------------------------------------------------------------------------------------------------------
7- EXCHANGE PRIVILEGE                / /  By initialing this box and signing this application below, I authorize Nationwide
You must initial this box in              Investors Services, Inc. to act upon my voice recorded telephone instructions to exchange
order to exchange shares of a             my account among Nationwide's Mutual Funds. I have read and agree to the terms and
Fund for shares of another Fund           conditions of the telephone exchange privilege on page 21 of the prospectus. I understand
by telephone (no fee). Certain            that this privilege may be suspended, limited or terminated without notice and exchanges
restrictions apply (see page              may entail a sales charge.
21).
------------------------------------------------------------------------------------------------------------------------------------
8 - TELEPHONE                        / /  The Transfer Agent is authorized to honor telephoned requests from any registered
WITHDRAWALS                               shareholder for the redemption of Fund shares. (The funds will employ reasonable
Initial the box if you want to            procedures for the protection of shareholders to confirm that instructions communicated
redeem shares by telephone. A             by telephone are genuine such as, but not limited to, recording the conversation,
check from your account can be            requiring some form of personal identification and providing written confirmation of the
sent to the address on this               transaction. If these procedures are not followed, the funds may be liable for any loss
application (no fee). If you want         due to unauthorized or fraudulent instructions.) Amounts of $1,000 or more can be wired
amounts of $1,000 or more wired           provided that proceeds are transmitted ONLY to this bank account (ATTACH COPY OF VOIDED
to your banking institution               CHECK):
($5 fee applies) fill in bank
name, address, and account           Bank Name_____________________________________________________  Account No.____________________
number.                                            (Bank must be a Federal Reserve Bank member)

                                     Bank Address__________________________________________________________
                                                   City                      State    Zip
------------------------------------------------------------------------------------------------------------------------------------
9 - SUITABILITY REVIEW               PRIMARY INFORMATION
The SEC / NASD Rules require that    INVESTMENT OBJECTIVE    _____ Growth Potential  _____Price Stability
all registered representatives                               _____ Income Potential  _____Other /Specify____________________________
have reasonable grounds for
believing that an investment is      INVESTMENT GOALS        _____ Retirement        _____ Savings          _____ Professional Mgmt.
suitable for you. Such a decision                            _____ Education         _____ Diversification  _____ Other
is based on the facts, if any,
disclosed by you. Please answer
all questions to the best of your    -----------------------------------------------------------------------------------------------
ability. If you are not certain      ADDITIONAL INFORMATION  Estimated Annual Income    Face Value of Life            Cash Value of
of a particular value, please make   FINANCIAL INFORMATION                              Insurance                     Life Insurance
a reasonable estimate. If a
category does not apply to you,                              $----------------------    $-----------------------      $-------------
indicate this by entering an NA.
                                                             Value of Passbook Savings  Value of Mutual Funds         Value of CD's
IF YOU CHOOSE NOT TO DISCLOSE ANY
INFORMATION, YOU MUST SIGN THE                               $----------------------    $-----------------------      $-------------
SPACE BELOW.
                                                             Value of Stocks            Est. Value of Residence /     Value of Bonds
                                                                                        Other Real Estate

                                                             $----------------------    $-----------------------      $-------------
                                                             Other Assets               Est. Indebtedness (Includes Mortgages and
                                                                                        Car Loans)

                                                             $----------------------    $-----------------------

                                                             Marital Status ___ Married ___ Single ___ Widowed  ____________________
                                                                                                                Spouse's Occupation

                                                             Number of Dependents ___       Sex    ___ M ___ F
                                                                                                                --------------------
                                                                                                                Spouse's Employer

I CHOOSE NOT TO DISCLOSE ANY SUITABILITY INFORMATION.
                                                             ADDITIONAL COMMENTS ___________________________________________________
X____________________________________________________
                   Client Signature                                              ___________________________________________________
------------------------------------------------------------------------------------------------------------------------------------
10 - SIGNATURE SECTION       IMPORTANT: BOTH AGENT AND CLIENT MUST SIGN THIS SECTION OF THE APPLICATION TO OPEN A NEW ACCOUNT.

I UNDERSTAND THE INVESTMENT OBJECTIVES OF THE(SE) FUND(S) AND I BELIEVE THAT
THEY ARE CONSISTENT WITH MY NEEDS AND OBJECTIVES. ALSO, I UNDERSTAND THAT THE
VALUE OF MY SHARES WILL FLUCTUATE (EXCEPT THE MONEY MARKET FUND WHICH SEEKS TO
MAINTAIN A FIXED $1.00 SHARE PRICE) AND, DEPENDING ON THE MARKET VALUE OF THE
FUNDS' INVESTMENTS AT THE TIME I REDEEM MY SHARES, I MAY RECEIVE MORE OR LESS
THAN THE ORIGINAL AMOUNT.

I AM OF LEGAL AGE, AND I HAVE RECEIVED A NATIONWIDE(R) FAMILY OF FUNDS
PROSPECTUS DATED FEBRUARY 29, 1996, AND HAVE READ IT CAREFULLY AND AGREE TO ITS
TERMS. I UNDERSTAND THAT I WILL RECEIVE A CONFIRMATION OF ALL TRANSACTIONS. I
CERTIFY, UNDER PENALTIES OF PERJURY, THAT I AM NOT SUBJECT TO BACK-UP
WITHHOLDING UNLESS INDICATED ON THE REVERSE SIDE OF THIS APPLICATION AND THAT
THE INFORMATION REGARDING TAX IDENTIFICATION AND SOCIAL SECURITY NUMBER AND
BACK-UP WITHHOLDING IS TRUE, CORRECT AND COMPLETE.

X ___________________ X______________________________________ Date______________
SIGNATURES (WITH TITLE, IF ANY) OF ALL OWNERS SHOWN IN ACCOUNT REGISTRATION,
SECTION 2 ON PAGE A1.
                                       APPROVED FOR SUITABILITY BY HOME OFFICE
                                       PRINCIPAL:
X _________________   Date____________ _______________________________________
AGENT SIGNATURE (NO STAMPS)                     Principal's Signature


A2

                       NATIONWIDE(R) MUTUAL FUND SERVICES
                       COMPLETE THIS SECTION ONLY IF YOU WISH TO ELECT ONE OR
                       MORE OF THESE ADDITIONAL SERVICES. TO ELECT ADDITIONAL
                       INVESTMENT STRATEGIES, SEE PAGE A4.
------------------------------------------------------------------------------------------------------------------------------------
11 - GIFT CERTIFICATE                Name of Recipient:  ___________________________________________________________________________
Complete only if you are opening
a new account (for the person        Giver:              ___________________________________________________________________________
named in Section 2) with a gift
certificate.  If you have any        Occasion:           _________________________________________________   Amount of Gift:________
questions, contact one of our
service representatives at           Mail Certficate to: ___________________________________________________________________________
1-800-848-0920 between 8 A.M. and
5 P.M. (Eastern Time) Monday thru                        ---------------------------------------------------------------------------
Friday before mailing
application.
------------------------------------------------------------------------------------------------------------------------------------
12 - FREE CHECKS                     / /     Please initial the box if you would like a supply of free checks. Be sure all
(MONEY MARKET FUND ONLY)                      authorized account holders sign below. Checks may be written for $500 or more only.
To receive a free supply of
checks to use for withdrawing        CHECK BOX TO INDICATE   / /   Only one signature   / /  Two signatures    / /   ____signatures
funds from your Money Market Fund    HOW MANY  SIGNATURES          is required               are required            are required
account: a) initial the first box;   ARE REQUIRED
b) check the number of signatures
required to withdraw, and c) have    SIGNATURES OF ALL AUTHORIZED ACCOUNT HOLDERS:
ALL authorized account holders
sign here (i.e., Joint Tenant        X_________________________________________________________    X________________________________
named in the Account Registration
or all authorized individuals        X_________________________________________________________    Account No.______________________
listed on the accompanying
Corporate, Partnership or            In signing this section the signator(s) agree to be subject to the customary rules and
Association Certified                regulations governing checking accounts and to the conditions set forth below. If the Checking
Resolutions).                        Account Privilege is established after the opening of the account, or if any change is made in the above information, all signatures will have to be guaranteed.
NAMES MUST BE SIGNED EXACTLY AS
THEY APPEAR IN THE ACCOUNT           The payment of funds on the conditions set forth in this section is authorized by the
REGISTRATION                         signature(s) appearing above. Nationwide Investors Services, Inc., the Fund's Transfer Agent,
                                     is hereby appointed agent by the person(s) signing this card and will cause the Fund to redeem a sufficient number of shares from the account to cover checks presented for payment without requiring signature guarantees. The Fund and its agents will not be liable for any loss, expense or cost arising out of check redemptions or checks returned without payment. Shares outstanding in the account for less than 12 days will not be liquidated to pay checks presented unless the Transfer Agent is assured that good payment has been collected through normal banking channels. The Transfer Agent has the right not to honor checks that are for less than
                                     $500 or checks in an amount exceeding the value of the account at the time the check is presented for payment. This privilege is subject to the provisions of the current prospectus of the Fund as amended from time to time. This agreement may be modified or terminated at any time.




                                                                              A3

                 NATIONWIDE(R) MUTUAL FUND INVESTOR STRATEGIES
                 COMPLETE THIS SECTION ONLY IF YOU WISH TO ELECT ONE OR MORE OF THESE INVESTOR STRATEGIES.
------------------------------------------------------------------------------------------------------------------------------------
13 - MONEY MARKET PLUS               / / I want my monthly Money Market Fund dividends invested into indicated Fund (one
GROWTH(SM) & MONEY MARKET                only).
PLUS INCOME(SM) PLANS                    Minimum $5,000 Money Market Fund investment. See Page 19.
Check appropriate box to select
the Fund in which you want to        MONEY MARKET PLUS GROWTH(SM)  / / Growth    / / Fund
reinvest your monthly Money Market
Fund dividends. If you have an       MONEY MARKET PLUS INCOME(SM)  / / Bond      / / Tax-Free Income*   / /  U.S. Government Income*
established account you want Money                                                            *  Must have an established account.
Market dividends reinvested into,
write account number in space        / /  I want my Money Market dividends reinvested into my previously established account #:_____
provided. See page 19.
------------------------------------------------------------------------------------------------------------------------------------
14 - AUTOMATIC ASSET                 / /  I want to establish an Automatic Asset  Accumulation  plan. I want the specified  dollar
ACCUMULATION(SM) &                        amount(s) invested into the Fund(s) of my choice, as specified below.  NOTE: You must meet
AUTOMATIC ASSET                           the account minimums of each fund in which you invest. If you have any questions,  please
ALLOCATION(SM) PLANS                      contact one of our representatives at 1-800-848-0920.  See page 20 for more details.
Initialing the box and completing         (YOU MUST ATTACH COPY OF A VOIDED CHECK.)
the Authorization Form below
authorizes your bank to make
monthly investments directly from                                        Select Investment Date: / / 5th  / / 15th  / / 25th
your checking account into the                                           (Choose one only)
Fund(s) of your choice in the
dollar amount(s) indicated. If you        Monthly investments are to be allocated as follows:
are taking advantage of Automatic
Asset Allocation(SM) by selecting         GROWTH+       $__________________   TAX-FREE INCOME++          $__________________
more than one Fund, be sure to            FUND+         $__________________   U.S. GOVERNMENT INCOME++   $__________________
specify the dollar amount for each        BOND+         $__________________   MONEY MARKET++             $__________________
Fund (YOU MUST MEET THE ACCOUNT           + Minimum investment $25 monthly    ++ Minimum investment $100 monthly
MINIMUMS FOR EACH FUND IN WHICH
YOU INVEST). See page 20.
------------------------------------------------------------------------------------------------------------------------------------
15 - AUTOMATIC ASSET                      / /  I want to establish an Automatic Asset Transfer Plan. $50 per month minimum transfer.
TRANSFER(SM) PLAN                              See page 20.
Fill in the blanks and initial the             Please transfer $________________ beginning __________ each  / / month  / / quarter
box to establish regular transfers                              ($50 minimum)              Month/Year
from your Money Market Fund
account to the Fund account of                 Into the _____________________________ Fund     Account # _________________________
your choice. See page 20.                                                   (if already established)
-----------------------------------------------------------------------------------------------------------------------------------
16 - AUTOMATIC                            / /  I want to receive a check drawn on my account
WITHDRAWAL PLAN(SM)                            each / /  month  / / quarter for $____________ .
Fill in the blanks and initial the                                              ($50 minimum)
box  allowing you to receive              / /  Specify month you want to receive your first check: Month_________ . Checks
checks for $50 or more  monthly or             will be mailed to the address indicated in Section #2 unless otherwise
quarterly  from your account. See              specified in writing, or you can elect direct deposit to your bank account.
page 20.
                                          / /  Check box if you want withdrawals deposited directly to your banking institution (ATTACH COPY OF A VOIDED CHECK).
-----------------------------------------------------------------------------------------------------------------------------------
17- LETTER OF INTENT                      / /  I want to establish a Letter of Intent, and agree to the conditions and terms on
Initial the box and check the                  page 22.
amount you intend to invest in one             / / $50,000  / / $100,000  / / $250,000  / / $500,000 / / $1,000,000 or more
13-month period to obtain a
reduced sales charge. See page 22.


A4

                                 FORMS SECTION
              IF YOU CHECKED BOX MARKED "TRUST/OTHER" OF SECTION 2
    OF APPLICATION, YOU MUST COMPLETE APPROPRIATE FORM FROM THIS SECTION AND
                          MAIL ALONG WITH APPLICATION.

                 FOR INDIVIDUAL AND JOINT TENANCY ACCOUNTS ONLY

Shareholders of each Fund may choose to have their shares transferred upon death directly to their designated beneficiary(ies). If you choose to name one or more beneficiaries for the account you are opening with this application, all shares in the account, including those purchased in the future, will be transferred directly to the designated beneficiary(ies) upon your death. If you designate one or more beneficiaries for your account, you have the right to change or revoke the beneficiary designation at any time in the future, without the consent of the beneficiary(ies). If you elect to use this method of transferring the shares in your account upon your death, please complete the section below. This form of transfer is available only for individual and joint tenancy accounts.

I (We) request that the mutual fund account that is opened with this application be registered in beneficiary form under the Ohio Uniform Transfer- On-Death Security Registration Act. I (We) assign ownership upon my (our) death to the beneficiary(ies) named below in the percentage shares indicated. I (We) direct the transfer agent to transfer the shares in such account and any unpaid dividends and capital gains payments in accordance with this direction and the provisions of the Ohio Uniform Transfer On Death Security Registration Act. If the account created with this application is established in joint tenancy, no transfer of ownership of shares under this beneficiary designation will occur until the death of all owners of the account. This beneficiary designation may be modified or revoked for the account any time prior to the death of the last surviving owner of the account, without the consent of the beneficiary(ies), provided the modification or revocation is on the form provided by Nationwide Financial Services, Inc., and is received by Nationwide Financial Services, Inc., in Columbus, Ohio, prior to the death of the owner(s) of the account.

FUND:________________________________       ACCOUNT NUMBER: ____________________

NAME OF PRIMARY BENEFICIARY(IES):           NAME OF CONTINGENT BENEFICIARY(IES):
(if he/she/they shall survive me (us)):     (if primary beneficiary(ies) shall
                                            not survive me (us)):

                   Date of Birth                             Date of Birth

(1)_________________________ % of shares (1)________________________ % of shares

(2)_________________________ % of shares (2)________________________ % of shares

(3)_________________________ % of shares (3)________________________ % of shares

______________________________________   _______________________________________
Signature                         Date   Signature                         Date

                       APPOINTMENT OF SUCCESSOR CUSTODIAN

              FOR UNIFORM GIFT/TRANSFER ACCOUNT REGISTRATION ONLY

Gentleman:
                                                Account # ______________________


I, ____________________________________,    Hereby appoint _____________________
as the Successor Custodian for this account.

                                            ------------------------------------
                                            Signature

I, _________________________, Hereby accept the appointment as the Successor
                              Custodian.

                                            ------------------------------------
                                            Signature

                                                                              A5

                          USE ONLY FOR AN ASSOCIATION

A Certified Association Resolution (Part C) must be completed and submitted with the new account application.

                        CERTIFIED ASSOCIATION RESOLUTION

I,  _________________________________,  duly elected and acting Secretary of an unincorporated association, _____________________________certify that the following resolution is a true copy, which is now in full force and effect, adopted by the / / members / / Trustees or / / Executive Committee of the
association, at a meeting duly held in the City of____________________,   County
of__________________________. State of ______________ on ____________, 19______.

RESOLVED, that the persons named and signing below are authorized, pursuant to the association's articles of association and bylaws, to execute and deliver any written instrument necessary to effect purchases and redemptions and to transact any other business necessary on this association's account invested in any of the Nationwide Investing Foundation or Nationwide Investing Foundation II Funds.

                                                 X
--------------------------------------------------------------------------------
Printed Name                   Title             Signature

                                                 X
--------------------------------------------------------------------------------
Printed Name                   Title             Signature

                                                 X
--------------------------------------------------------------------------------
Printed Name                   Title             Signature

                                                 X
--------------------------------------------------------------------------------
Printed Name                   Title             Signature

and that the signatures of not less than ___________of said persons shall be required to carry out the said authority.

RESOLVED FURTHER, that the association and its members, jointly and severally, assume entire responsibility for, and agree to indemnify and hold harmless, the Fund and/or its agents against any and all claims, liabilities, damages, actions, charges, and expense resulting from, or arising out of, the acts of the Fund in accordance with the authority hereby granted the above named persons, and honoring signatures thereof, prior to receipt of any contrary written notification, or for refusing to honor any signature for which it has not received appropriate written notification.

Signed on this ______________________  day of ________________________, 19_____.

--------------------------------------------------------------------------------
                                    (Secretary)                  (Seal)

I, the (Title)___________________________________ of this association, hereby certify that the foregoing certificate has been signed by the Secretary of this association.

Signature______________________________________    Date ______ / ______ / ______


A6

                           USE ONLY FOR A CORPORATION

       (See reverse Side) (NON QUALIFIED PLANS) Account No.______________
A Certified Corporate Resolution (Part D) must be completed and submitted with the new account application.

                         CERTIFIED CORPORATE RESOLUTION

I, ______________________  Secretary of _________________________, a corporation organized under the laws of (State)  ____________________________certify that the following is a true copy, which is now in full force and effect, adopted by the Board of Directors on _______________________________, 19 ____________.

RESOLVED, that the persons named and signing below are authorized to execute and deliver any written instrument necessary to effect purchases and redemptions and to transact any other business necessary on this corporation's account invested in any of the Nationwide Investing Foundation or Nationwide Investing Foundation II Funds.

                                                X

--------------------------------------------------------------------------------
Printed Name                  Title             Signature

                                                X
--------------------------------------------------------------------------------
Printed Name                  Title             Signature

                                                X
--------------------------------------------------------------------------------
Printed Name                  Title             Signature

                                                X
--------------------------------------------------------------------------------
Printed Name                  Title             Signature

and that the signatures of not less than ___________of said persons shall be required to carry out the said authority.

RESOLVED FURTHER, that the Secretary of this corporation is hereby authorized to certify to the Fund the names and signatures of the officers of this corporation and the offices respectively held by them, and that this corporation assumes entire responsibility for and agrees to indemnify and hold harmless the Fund and/or its agents against any and all claims, liabilities, damages, actions, charges, and expenses resulting from, or arising out of, the acts of the Fund in accordance with the authority hereby granted the above named persons, and honoring signatures thereof, prior to the receipt of any contrary certification, of for refusing to honor any signature for which it has not received any certification.

Signed on this _________________________ day of ______________________, 19_____.

--------------------------------------------------------------------------------
                                         (Secretary)              (Seal)

I, the (Title)________________________________________________________ of this corporation, hereby certify that the foregoing certificate has been signed by the Secretary of this corporation.

Signature____________________________________    Date ______ / ______ / _______



                                                                              A7

                      USE ONLY FOR A RETIREMENT PLAN TRUST

   (See Reverse Side) (NORMALLY FOR QUALIFIED PLANS) Account No.____________
A Certification of Authority (Part A) must be completed and submitted with the new account application.

                           CERTIFICATION OF AUTHORITY

We, the undersigned, being the Trustees of the ______________________hereby acknowledge that we are authorized to invest the assets of the Trust/Plan and do hereby appoint_______________________________________________________________
                                       Names of Individuals

to execute any investment applications for any of the Nationwide Investing

Foundation or Nationwide Investing Foundation II Funds in which assets of the

Trust/Plan may be invested; and do further authorize and appoint ____________and

_____________________________________________________to purchase, sell, assign, and transfer securities and to sign checks issuable by the Trust/Plan redeeming shares of the Fund. We further state that this individual authority shall continue to be honored until revoked by written notice from either of us and received by the Transfer Agent, Nationwide Investors Services, Inc. By signing this authorization, we agree that any of the Nationwide Investing Foundation Funds, Nationwide Investing Foundation II Funds, Nationwide Investors Services, Inc., and Nationwide Financial Services, Inc. shall be indemnified and held harmless from any loss, damage, cost, or claim that may arise from any authorized or unauthorized use of the assets or checks of the Trust/Plan in connection with the holdings of the Fund.

                                                 X
____________________________________________     _______________________________
Printed Name                                     Signature

                                                 X
____________________________________________     _______________________________
Printed Name                                     Signature

(Attach additional list if necessary)            Date_____________________


                           USE ONLY FOR A PARTNERSHIP

                             (NON QUALIFIED PLANS)

A Certification of Authority (Part B) must be completed and submitted with the new account application.

                    CERTIFICATION OF AUTHORITY (Partnership)

We, the undersigned, being the principal partners of the________________________
                                                           Partnership's Name

hereby state that we are authorized to invest the assets of the partnership either jointly or individually in any of the Nationwide Investing Foundation or Nationwide Investing Foundation II Funds. We also agree that either _________ or _______________________________have individual authority to purchase, sell, assign, and transfer securities and to sign checks issuable by the partnership redeeming shares of the Fund. We further state that this individual authority shall continue to be honored until written notice is received by the Transfer Agent, Nationwide Investors Services, Inc. from either of us revoking same. By signing this authorization, we agree that any of the Nationwide Investing Foundation Funds, Nationwide Investing Foundation II Funds, Nationwide Investors Services, Inc. and Nationwide Financial Services, Inc. shall be indemnified and held harmless and fully protected from any loss, damage, cost, or claim that may arise from any authorized or unauthorized use of the assets or checks of the partnership in connection with the holdings of the Fund.

                                                   X

-----------------------------------------------    -----------------------------
Printed Name                                       Signature

                                                   X

------------------------------------------------   -----------------------------
Printed Name                                       Signature

(Attach additional list if necessary)              Date___________________

PART B:

             STATEMENT OF ADDITIONAL INFORMATION FEBRUARY 29, 1996


NATIONWIDE INVESTING FOUNDATION
NATIONWIDE MONEY MARKET FUND
NATIONWIDE BOND FUND
NATIONWIDE FUND
NATIONWIDE GROWTH FUND


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the prospectus and should be read in conjunction with the Funds' prospectus dated February 29, 1996. The prospectus may be obtained from Nationwide Financial Services, Inc. (NFS), P.O. Box 1492, One Nationwide Plaza, Columbus, Ohio 43216.


TABLE OF CONTENTS

General Information and History...........................   1
Investment Objectives and Policies........................   1
Investment Restrictions...................................   3
Investment Manager and Other Services.....................   4
Trustees and Officers of the Trust........................   5
Major Shareholders........................................   6
Brokerage Allocation......................................   6
Purchases, Redemptions, Pricing of Shares.................   6
Calculating Money Market Fund Yield.......................   7
Calculating Yield and Total Return--
 Non-Money Market Funds...................................   8
Additional Information....................................   9
Tax Status................................................   9
Special Meeting ..........................................  10
Financial Statements......................................  11
Independent Auditors' Report..............................  21
Appendix..................................................  22

GENERAL INFORMATION AND HISTORY

Nationwide Investing Foundation (NIF) is a diversified, open-end investment management company, created under the laws of Michigan by a Declaration of Trust dated May 5, 1933. The name of the Trust was changed from Mutual Investing Foundation on November 1, 1982.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Funds' investment objectives and policies discussed on pages 10 through 15 of the prospectus. The investment policy and types of permitted investments described here may be changed without prior approval by, or notice to, the shareholders. There is no guarantee that the Funds' objectives will be realized.

     THE NATIONWIDE FUND maintains a policy of retaining maximum flexibility in the management of its common stock portfolio. The Fund's management is limited only by the restrictions itemized under "Investment Restrictions" on page 3 of this Statement of Additional Information.

     For the past nine years, the Nationwide Fund has invested predominately in the common stocks of companies with larger capitalization. Market timing decisions have been avoided, and although not restricted to this, the portfolio has generally remained essentially fully invested. Stock selection traditionally has been based on a long-term (3-5 years) time horizon using a bottom-up, fundamental approach rather than economic forecasting. Certain key factors have been considered in the selection of stocks including: the degree of pricing flexibility a company has as a result of its competitive position within its industry; familiar valuation methods such as price/book and price/earnings valuation ratios; and whether a company has a shareholder-oriented management.

     While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, or other restrictions, with the exception of those listed in "Investment Restrictions" in this Statement of Additional Information.

     THE NATIONWIDE GROWTH FUND maintains a policy of retaining maximum flexibility in the management of its common stock portfolio. The Fund's management is limited only by the restrictions itemized under "Investment Restrictions" on page 3 of this Statement of Additional Information.

     For the past 12 years, the Growth Fund has invested primarily in the stocks of companies management believes possess inherent competitive business advantages that will, over a long-term horizon (2-10 years), produce superior earnings growth and increases in price valuation. It further concentrates on buying stocks that fit these criteria only when the purchase valuation is substantially below the perceived future valuation, and holding investment funds in cash when such opportunities are not perceived to be present. Investment decisions have been made solely on the long-term fundamental merits of each individual stock, considered as such, without regard to market timing. While management intends to adhere to these strategies for the foreseeable future, it is not restricted to them.

     It is generally intended to invest in common stocks or in issues convertible to common stock; however, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, or other restrictions, with the exception of those listed in "Investment Restrictions" in this Statement of Additional Information.

     THE NATIONWIDE BOND FUND seeks to achieve its objective by investing in a diversified portfolio of high quality debt securities and may invest without restriction in the following types of investments:

- Marketable corporate debt securities issued by U.S. and Canadian corporations (payable in U.S. dollars) rated at the time of purchase within the highest grades assigned by Standard & Poor's Corporation (AAA, AA, or A) or Moody's Investors Service, Inc. (Aaa, Aa, or A).

- Obligations (payable in U.S. dollars) of, or guaranteed by, the Government of Canada or any instrumentality or political subdivision thereof.

- Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc., or A-1 or A-2 by Standard & Poor's Corporation.

- Mortgage pass-through securities issued or guaranteed by United States government agencies or by banks and savings associations with assets in excess of $500 million and rated Aa or AA, or better, by Moody's Investors Services, Inc., or Standard and Poor's Corporation.

- Non-marketable securities, judged by the Investment Manager to be of quality similar to that required for public issues, may be acquired with up to 5% of the assets, provided that the aggregate of non-marketable debt, mortgage pass-through obligations and public debt rated Baa or Bbb will not exceed 30% of assets.

-    Cash and cash equivalents.

     THE NATIONWIDE MONEY MARKET FUND is designed to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity through investments in a portfolio of money market instruments with a remaining maturity of 397 days or less. The Fund seeks to achieve its objective by investing in instruments receiving a rating in one of the two highest categories by the following six Nationally Recognized Statistical Rating Organizations (NRSROs): Duff and Phelps, Inc. (D&P); Fitch Investors Services, Inc. (Fitch); Moody's Investors Service, Inc. (Moody's); Standard & Poors Corp. (S&P); IBCA Limited and its affiliate, IBCA, Inc. (IBCA); and Thomson Bank Watch (Thomson).*

     The types of instruments in which the Fund may invest include but are not limited to:

- Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities, or any federally chartered corporation.

- Repurchase Agreements may be made by the Fund in respect to any of the securities described above. The agreement is to purchase obligations, which the Fund is qualified to purchase, and at the same time the Fund resells it to the vendor and is obligated to redeliver the security to the vendor on an agreed date in the future and at an agreed price. The resale price is in excess of the purchase price and unrelated to the rate on the purchased security. These transactions afford the Fund an opportunity to earn, at no market risk, a return on cash which is only temporarily available. Certain potential risks associated with investment in repurchase agreements are twofold: 1) in the event of default of an issuer and a decrease in the value of the underlying securities below the repurchase price, the Fund could suffer a loss; and 2) in the event of an issuer's bankruptcy, a Fund's ability to dispose of underlying securities could be delayed.

- Obligations of banks which, at the date of investment, are rated A2 or better by IBCA and TBW1 by Thomson, and have total assets in excess of $500 million, and the obligations of the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Obligations of savings and loan associations (including certificates of deposit and bankers' acceptances) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $500 million; and obligations of other banks or savings and loan associations if such obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10% of the Fund's total assets shall by invested in such insured obligations.

- Taxable or partly taxable obligations issued by state, county, or municipal governments.

- Commercial paper which at the date of investment is rated Duff 1 or Duff 2 by D&P, F-1 or F-2 by Fitch, P-1 or P-2 by Moody's, or A-1 or A-2 by S&P; or if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by D&P, AA or better Fitch, Aa or better by Moody's, or AA or better by S&P.

- The Fund may also invest up to 5% of its total assets in commercial paper which at the date of investment is rated F-2 by Fitch, Duff 2 by D&P, P-2 by Moody's, or A-2 by S&P. However, the Fund is limited as to the amount it may invest in the commercial paper of a single issuer to the greater of 1% of the Fund's total assets or $1 million.

- Short-term corporate obligations which, at the date of investment, are rated AA or better by D&P, AA or better by Fitch, Aa or better by Moody's, or AA or better by S&P.

-    Bank loan participation agreements representing corpora

* See Appendix, page 22
tions and banks having a short-term rating, at the date of investment, of F-1 or F-2 by Fitch, Duff 1 or Duff 2 by D&P, P-1 or P-2 by Moody's, or A-1 or A-2 by S&P, under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to the creditworthiness of the borrower.

o All the assets of the Money Market Fund will be invested in obligations with stated remaining maturities of 397 days or less and which generally will be held to maturity. The Fund will, to the extent feasible, make portfolio investment primarily in anticipation of or in response to, changing business, economic and financial conditions. The Fund will attempt to maximize the return on its investments through careful analysis of a wide range of investments available and the different yield relationships existing among various sectors of the market. The dollar weighted average maturity of the Money Market Fund's investment may not exceed 90 days. There can, however, be no assurance that the Fund's investment objective will be achieved.

o The Money Market Fund may invest in securities of foreign corporate issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars) in U.S. dollar denominations which at the date of investment are rated A1 or A2 by IBCA or TBW1 by Thomson. Because of this, investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include: future political and economic developments; the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio; possible seizure or nationalization of foreign deposits; the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the portfolio.

INVESTMENT RESTRICTIONS

The investment restrictions of each Fund cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed.

     THE NATIONWIDE FUND, THE NATIONWIDE GROWTH FUND AND THE NATIONWIDE BOND FUND WILL NOT:

1. Concentrate their investment in any one industry (never more than 25%), but will endeavor to maintain wide industry diversification. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for this purpose.

2. Invest for the purpose of making short-term trading profits or for the purpose of exercising control of management or deal with the Trustees in the purchase and sale of securities.

3. Make "short" sales or borrow money; lend money or securities to any person; pledge, mortgage or hypothecate assets for any purposes; deal in real estate, commodities or commodity contracts; nor invest in repurchase agreements exceeding 7 days duration with more than 10% of a Fund's assets.

4. Act as an underwriter except to the extent that in conjunction with the disposition of portfolio securities, the Funds may be deemed an underwriter under certain federal securities laws.

5. Purchase securities of any one issuer if immediately thereafter a Fund would have more than 5% of its assets, taken at value, invested in that issuer, or own more than 10% of any class of voting or non-voting securities of any issuer (except obligations issued or guaranteed by the United States).

6. Invest in puts, calls, straddles, spreads, or any combination thereof, or in oil, gas or other mineral leases, rights or royalty contracts.

7. Invest in securities, the disposition of which is restricted under federal securities laws and which may not be publicly sold without registration under the Securities Act of 1933, if as a result, more than 5% of the net assets of a Fund would be invested in such securities.

8. Invest more than 5% of a Fund's assets in companies which have a record of less than three years continuous operation, including their predecessors, or in securities for which market quotations are not readily available.

9. Invest in the securities of any other investment company, as defined in the Investment Company Act of 1940, or retain the securities of any issuer if the combined holdings of all Trustees or officers of the Trust and all directors and officers of the Investment Manager, who owns more than 1/2 of 1% of the securities of such issuer, total more than 5% of the securities of such issuer.

10.  Borrow money, except under the following circumstances:

     a) A Fund may borrow an amount not in excess of 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) from banks for temporary purposes to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur. This borrowing provision is not intended for investment purposes, nor will the Funds purchase portfolio securities during periods of borrowings outstanding;

     b) A Fund may borrow an amount equal to no more than 5% of the value of each Fund's total assets (calculated when the loan is made) for temporary, emergency purposes, or for the clearance of transactions, to provide the Investment Manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management. This borrowing provision will not be used to leverage the Funds or to borrow for extended periods of time.

THE NATIONWIDE MONEY MARKET FUND MAY NOT:

1. Purchase securities of any one issuer if immediately thereafter the Fund would have more than 5% of its assets, taken at value, invested in that issuer (except obligations issued or guaranteed by the United States); however, the Fund may invest up to 10% of its assets, taken at value, in First Tier Securities, as defined in the Investment Company Act of 1940, as amended, of a single issuer for a period of up to three business days after the purchase thereof, provided the Fund may not make more than one such investment at any one time.

2. Invest more than 25% of the Fund's total assets in the securities of issuers in the same industry. Captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer sales finance and other finance are considered separate industries for purposes of this restriction. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the United States Government, its agencies and instrumentalities, and obligations issued by state, county or municipal govern ments are not subject to this 25% limitation on industry concentration. The Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks.

3. Enter into any repurchase agreement if, as a result, more than 10% of the Fund's total assets would be subject to repurchase agreements maturing in more than seven days.

4. Make loans to others except for the purchase of the debt securities listed above or the entering into repurchase agreement listed above.

5.   Borrow money, except under the following circumstances:

     a) The Fund may borrow an amount not in excess of 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) from banks for temporary purposes to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur. This borrowing provision is not intended for investment purposes, nor will the Fund purchase portfolio securities during periods of borrowings outstanding;

     b) The Fund may borrow an amount equal to no more than 5% of the value of the Fund's total assets (calculated when the loan is made) for temporary, emergency purposes, or for the clearance of transactions, to provide the Investment Manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management. This borrowing provision will not be used to leverage the Fund or to borrow for extended periods of time.

6. Pledge more than 10% of its assets and then only to secure temporary borrowings from banks.

7.   Sell securities short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities.

10.  Engage in the underwriting of securities issued by others.

STATE SECURITIES BOARD OF TEXAS REQUIREMENTS

     NIF has executed an undertaking to comply with the following requirements of Section 123.2 of the regulations of the State Securities Board of Texas, as long as shares of the Funds are offered for sale within the State of Texas:

1. Section 123.2(3). Investments which are not readily marketable, including illiquid assets, are limited to 15% of average net assets of the Fund, at the time of purchase.

2. Section 123.2(9). Investments in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

3. Section 123.2(10). Investments in oil, gas and other mineral leases, or arbitrage transactions are not permitted in the Fund.

INVESTMENT MANAGER AND OTHER SERVICES

Under the terms of the Investment Management Agreement, Nationwide Financial Services, Inc., (NFS) manages the investment of the assets of the Funds in accordance with the policies and procedures established by the Trustees. In addition, NFS, subject to the supervision of the Trustees, administers and manages the affairs of the Trust and furnishes office facilities, equipment and personnel to the Funds. The Agreement also provides that NFS shall reimburse the Trust for the compensation of the Trustees who are "interested persons" of NFS.

     All Nationwide Funds pay the Investment Manager fees based on average daily net assets of each Fund at the rate of one-half of one percent per annum.

     Investment management fees will not be paid in full if such payment would result in total expenses of any Fund exceeding one percent of the average daily net assets of any Fund for any fiscal year (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions).

     The Funds also pay the custodial, transfer agent, accounting, brokerage and legal fees, taxes, printing costs and the fees of the Trustees.

     During the fiscal years ended October 31, 1995, 1994, and 1993, the Investment Manager received fees of $2,542,155, $2,173,386, and $1,866,018 for the Nationwide Growth Fund; $3,658,939, $3,571,575, and $3,700,592 for the
Nationwide Fund; $635,757, $706,054, and $595,629 for the Nationwide Bond Fund, and $2,739,499, $2,228,523, and $2,210,537 for the Nationwide Money Market Fund. During the fiscal year ended October 31, 1995 the Money Market Fund waived .05% of the Investment Manager fee totalling $273,950. This waiver will continue through the 1996 fiscal year. Neither the Investment Manager nor any company affiliated with it receives any brokerage commissions from the Funds.

     NFS continuously offers shares to the public. The distribution contract provides that NFS will sell Fund shares only as an agent for the Funds, receiving as commission the excess of the offering price over the net asset value of the shares sold. During the fiscal years ended October 31, 1995, 1994, and 1993, NFS received commissions on the sale of shares as follows: Nationwide Growth Fund $609,266, $821,524, and $743,906; Nationwide Fund $520,812,
$619,667, and $895,962; and Nationwide Bond Fund $131,140, $397,934, and
$1,020,543 respectively. From such commissions, NFS paid to its own representatives $645,131, $1,010,792, and $1,408,098. NFS pays other expenses in connection with the distribution of the shares of the Funds.

     NFS receives an annual fee of $48,000 from the trust for accounting services including daily valuation of the Funds' shares, preparation of financial statements, taxes and regulatory reports. NFS also serves as investment adviser to Nationwide Separate Account Trust, Nationwide Investing Foundation II, and Financial Horizons Investment Trust.

     NFS is wholly-owned by Nationwide Life Insurance Company, which is wholly-owned by Nationwide Corporation, a holding company, which is wholly-owned by the Nationwide Insurance Enterprise.

TRUSTEES AND OFFICERS
OF THE TRUST

TRUSTEES AND OFFICERS
The principal occupation of the Trustees and Officers during the last five years and their affiliations are:

PETER F. FRENZER, Trustee, Chairman*+
One Nationwide Plaza, Columbus, Ohio
Mr. Frenzer is President of Nationwide Life Insurance Company and Nationwide Corporation and Executive Vice President--Investments of Nationwide Insurance Enterprise.

JOHN C. BRYANT, Trustee
44 Faculty Place, Wilmington, Ohio
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative. He was formerly Professor of Education, Wilmington College.

C. BRENT DEVORE, Trustee
North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.

SUE A. DOODY, Trustee
169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

ROBERT M. DUNCAN, Trustee*
378 Bricker Hall, 190 North Oval Mall, Columbus, Ohio
Mr. Duncan is Vice President--General Counsel of The Ohio State University. He was formerly a partner in the law firm of Jones, Day, Reavis & Pogue in Columbus, Ohio. He was formerly the U.S. District Court Judge, Southern District of Ohio.

CHARLES L. FUELLGRAF, JR., Trustee*+
600 South Washington Street, Butler, Pennsylvania
Mr. Fuellgraf is Chief Executive Officer of Fuellgraf Electric Company, an electrical construction and engineering company. He is a Director of the Nationwide Insurance Companies and associated companies, including Nationwide Financial Services, Inc.

THOMAS J. KERR, IV, Trustee*
1223-A Central Street, Evanston, Illinois
Dr. Kerr is President of Kendall College. He was formerly President of Grant Hospital Development Foundation.


D. RICHARD MCFERSON, Trustee*+
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise.

ROBERT H. RICKEL, Trustee+
P.O. Box 319, Bayview, Idaho
Mr. Rickel is a rancher.

*Members of the Executive Committee. Mr. Frenzer is Chairman. Mr. Fuellgraf is the Alternate Member. The Executive Committee has the authority to act for the Board of Trustees except as provided by law and except as specified in the Trust's Code of Regulations. All Trustees and Officers of the Trust own less than 1% of its outstanding shares.

+ A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.


NANCY C. THOMAS, Trustee+
10835 Georgetown Road, NE, Louisville, Ohio
Ms. Thomas is a farm owner and operator. She is also a Director of the Nationwide Insurance Companies and associated companies, including Nationwide Financial Services, Inc.

HAROLD W. WEIHL, Trustee+
14282 King Road, Bowling Green, Ohio
Mr. Weihl is a owner and operator of Weihl Farms. He is also a Director of the Nationwide Insurance Companies and associated companies, including Nationwide Financial Services, Inc.

DAVID C. WETMORE, Trustee
575 Herndon Parkway, Herndon, Virginia
Mr. Wetmore is Executive Vice President and Chief Operating Officer of Legent Corporation.


JAMES F. LAIRD, JR., Treasurer
One Nationwide Plaza, Columbus, Ohio
Mr. Laird is General Manager of Nationwide Financial Services, Inc., the Distributor and Investment Manager.



WILLIAM G. GOSLEE, Assistant Treasurer
One Nationwide Plaza, Columbus, Ohio
Mr. Goslee is Treasurer of Nationwide Financial Services, Inc., the Distributor and Investment Manager.


RAE I. MERCER, Secretary
One Nationwide Plaza, Columbus, Ohio
Ms. Mercer is Corporate Secretary of Nationwide Financial Services, Inc., the Distributor and Investment Manager.



The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Compensation Table below sets forth the total compensation to the Trustees from the Trust and from all funds in the Nationwide Fund Complex during the fiscal year ended October 31, 1995. Trust officers receive no compensation from the Trust in their capacity as officers.


                               COMPENSATION TABLE

                                                 Pension or
                                                 Retirement          Estimated
                              Aggregate          Benefits Accrued    Annual Benefits   Total Compensa-
Name of Person,               Compensation       as Part of Fund     Upon Retire-      tion from the
Position                      from the Trust     Expenses            ment              Fund Complex**

Peter F. Frenzer,
Chairman                          --0--              --0--              --0--              --0--

John C. Bryant,
Trustee                         $ 5,500              --0--              --0--            $12,500

C. Brent DeVore,
Trustee                           5,500              --0--              --0--              5,500

Sue A. Doody,
Trustee                           5,500              --0--              --0--              5,500

Robert M Duncan,
Trustee                         $ 5,500              --0--              --0--            $12,500

Charles L. Fuellgraf, Jr,
Trustee                           5,500              --0--              --0--              5,500

Thomas J. Kerr, IV,
Trustee                           5,500              --0--              --0--            $12,500

                               COMPENSATION TABLE

                                                 Pension or
                                                 Retirement          Estimated
                              Aggregate          Benefits Accrued    Annual Benefits   Total Compensa-
Name of Person,               Compensation       as Part of Fund     Upon Retire-      tion from the
Position                      from the Trust     Expenses            ment              Fund Complex**

Douglas F. Kridler,
Trustee                           --0--              --0--              --0--              --0--

D. Richard McFerson,
Trustee                           --0--              --0--              --0--              --0--

Robert H. Rickel,
Trustee                           5,500              --0--              --0--              5,500

Nancy C. Thomas,
Trustee                           5,500              --0--              --0--              5,500

Harold W. Weihl,
Trustee                           5,500              --0--              --0--              5,500

David C. Wetmore,
Trustee                           5,500              --0--              --0--              5,500

**The Fund Complex includes four Trusts comprised of fifteen investment company portfolios.


MAJOR SHAREHOLDERS


As of February 1,1996, the Nationwide Insurance Enterprise of Columbus, Ohio, and their affiliated companies held in trust 2,998,979 shares of Nationwide Fund (6.2%) in a retirement plan for their employees; and 11,802,479 shares of Nationwide Growth Fund (23.8%) under an Employee Incentive Savings and Profit Sharing Plan and Trust. The Trustees of that Plan have shared investment and sole voting power over the shares held by the Plan. The Trustees and Officers of the Trust owned less than 1% of outstanding shares.

    As of February 1, 1996, separate accounts of Nationwide Life Insurance Company had shared voting and investment power over 4,912,621 shares of Nationwide Growth Fund (9.9%), 7,033,845 shares of Nationwide Fund (14.6%), 1,953,938 shares of Nationwide Bond Fund (13.7%) and 320,216,235 shares of Nationwide Money Market Fund (51.0%).


BROKERAGE ALLOCATION


ALLOCATION OF PORTFOLIO BROKERAGE--During the fiscal years ended October 31, 1995, 1994, and 1993, brokerage commissions paid by the Nationwide Growth Fund:
$290,230, $200,970, and $120,837; and, by the Nationwide Fund totaled: $310,027,
$354,991, and $567,659, respectively. During the fiscal years ended October 31, 1995, 1994, and 1993, the Nationwide Bond Fund and Nationwide Money Market Fund paid no brokerage commissions. There is no commitment to place orders with any particular broker/dealer or group of broker/dealers. Orders for the purchases and sales of portfolio securities of the Funds are placed where, in the judgment of the Investment Manager, the best executions can be obtained. None of the firms with whom orders are placed are engaged in the sale of shares of the Nationwide Funds. In allocating orders among brokers for execution on an agency basis, in addition to price considerations, the usefulness of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker above the negotiated brokerage commissions. The Funds and the Investment Manager believe that these services and information, which in many cases would be otherwise unavailable to the Investment Manager, are of significant value to the Investment Manager, but it is not possible to place an exact dollar value thereon. The Investment Manager does not believe that the receipt of such services and information tends to reduce materially the Investment Manager's expense.

    During the fiscal years ended October 31, 1995, 1994, and 1993, brokerage commissions paid to firms rendering statistical services amounted to $290,230, $200,970, and $120,837, respectively, for the Nationwide Growth Fund; and $310,027, $354,991, and $567,659, respectively, for the Nationwide Fund. No formula, method or criteria other than as stated above was used in the allocation of orders among any such firms. In the case of securities traded in the over-the-counter market, the Funds normally deal with the market makers for such securities unless better prices can be obtained through brokers.


PURCHASE, REDEMPTIONS,
PRICING OF SHARES

CALCULATION OF NET ASSET VALUE AND OFFERING PRICE--Calculations of net asset values per share of each Fund are made once daily by NFS, as agent appointed by the Trustees, as of the close of the New York Stock Exchange (usually 4 P.M. Eastern Time) on days when the exchange is open and on such other days as the Board of Trustees determines and on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Funds will not compute the net asset value on customary business holidays including Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.

    The offering price for orders placed before the close of the New York Stock Exchange, on each day the exchange is open for trading, will be based upon calculation of the net asset value as of the close of the New York Stock Exchange (usually 4 P.M. Eastern Time). For orders placed after the close of the exchange or on a day on which the exchange is not open for trading, the offering price is based upon net asset value as of the close of the exchange (usually 4 P.M. Eastern Time) on the next day thereafter on which the exchange is open for trading. The net asset value of a share of Nationwide Fund, Nationwide Growth Fund and Nationwide Bond Fund on which offering and redemption prices are based is the net asset value of a Fund, divided by the number of shares outstanding, the result being adjusted to the nearest cent. The net asset value of each Fund is determined by subtracting from the market value of the assets, which are chiefly composed of investment securities, the liabilities of the Fund. Securities of the Funds listed on national exchanges are valued at the last sales price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Securities and other assets, for which such market prices are unavailable, are valued at fair value as determined by the Trustees. Money market instruments are valued at amortized cost.

    All sales of shares to the public are made at the public offering price, except the following sales made at net asset value: (i) shares sold through institutional sales to other registered investment companies affiliated with Nationwide Financial Services, Inc., (ii) shares issued on transfer of investments from the Nationwide Growth Fund, Nationwide Fund or Bond Fund to another fund in the Nationwide Family of Funds (see "Exchange Privilege"), and
(iii) sales which may be made (a) to any pension, profit-sharing or other employee benefit plan for the employees of NFS, any of its affiliated companies or investment advisory clients and their affiliates, (b) to Trustees and retired Trustees of NIF and NIF II; directors, officers, full-time employees employed for not less than 90 days, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any of the Nationwide Group of Insurance Companies or their affiliates, or any investment advisory clients of the Funds' advisor and their affiliates, (c) to directors, officers and full-time employees, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any Sponsor Group which may be affiliated with the Nationwide Group of Insurance Companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvannia Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative, (d) any endowment or pension, profit sharing, or deferred compensation plan which is qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended, dealing directly with the Distributor with no sales representative involved, at net asset value upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust, (e) any life insurance company separate account registered as a unit investment trust, and (f) any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees.

MONEY MARKET FUND

    The Nationwide Money Market Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding.

    The value of portfolio securities is determined on the basis of the amortized cost valuation in accordance with Rule 2a-7 of the Investment Company Act of 1940. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed by dividing the annualized daily income of the Fund by the net asset value computed as described above may tend to be higher than a like computation made by a Fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.

    The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action which might include a revaluation of all or an appropriate portion of the Money Market Fund's assets based upon current market factors.

    The Trustees, in supervising the Fund's operations and delegating special responsibilities involving portfolio management to the Fund's Investment Manager, have undertaken as a particular responsibility within their overall duty of care owed to the Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Fund's net asset value per share, rounded to the nearest one cent, will not deviate from $1.

    Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

CALCULATING MONEY MARKET FUND YIELD


Current yield quotations of the Fund are based on a seven calendar day historical yield, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period to obtain a base period return and multiplying the base period return by (365/7). The resulting yield figure is carried to at least the nearest hundredth of one percent. For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of October 31, 1995, the Fund's seven-day current yield was

5.21%. The Fund's effective yield represents a compounding on an annualized basis of the current yield quotations of the Fund, and for the period ended October 31,1995 was 5.35%.

    The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.


    Although the Fund determines its yield on the basis of a seven calendar day period, it may use a different time span on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services."

    There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN--
NON-MONEY MARKET FUNDS

The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

All performance advertisements shall include average annual (compound) total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual (compound) total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


The uniformly calculated average annual (compound) total returns for the periods ended October 31, 1995 are shown below.




                  AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
                  FOR PERIODS ENDED OCTOBER 31, 1995
                  (REFLECT MAXIMUM SALES CHARGES)

                  NATIONWIDE          NATIONWIDE          NATIONWIDE
                  GROWTH FUND         FUND                BOND FUND
                  --------------------------------------------------
1 year               15.56%             13.87%               14.99%
5 years              16.82%             13.46%                8.49%
10 years             13.08%             13.36%                8.49%



NONSTANDARD RETURNS

The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined on page 21 of the prospectus; therefore, returns increase as sales charge decrease.

Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.



                 TOTAL RETURNS / CUMULATIVE TOTAL RETURNS
                 FOR PERIODS ENDED OCTOBER 31, 1995
                 (REFLECT MAXIMUM SALES CHARGES)

                 NATIONWIDE           NATIONWIDE           NATIONWIDE
                 GROWTH FUND          FUND                 BOND FUND
                 ----------------------------------------------------
1 year              15.56%              13.87%                14.99%
5 years            117.57%              88.02%                50.30%
10 years           241.78%             250.28%               125.95%


                 SIMPLE AVERAGE TOTAL RETURNS
                 FOR PERIODS ENDED OCTOBER 31, 1995
                 (REFLECT MAXIMUM SALES CHARGES)

                 NATIONWIDE           NATIONWIDE           NATIONWIDE
                 GROWTH FUND          FUND                 BOND FUND
                 ----------------------------------------------------
1 year              15.56%              13.87%               14.99%
5 years             23.51%              17.60%               10.06%
10 years            24.18%              25.03%               12.59%



The Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Bond Fund yield for the 30-day period ended October 31, 1995 was 6.24%.


ADDITIONAL INFORMATION

DESCRIPTION OF SHARES--The assets of each class of shares are segregated and a shareholder has an interest in only the assets of the class in which he owns shares. Shares of a particular class are equal in all respects to the other shares of that class and in the event of liquidation of a Fund will share pro rata in the distribution of the net assets of such Fund. All shares are of $1 par value and fully paid, nonassessable, transferable and redeemable. There are no pre-emptive rights.

VOTING RIGHTS--Shareholders of each class of shares have one vote for each share held. Voting rights cover the Investment Management Agreement, Distribution Agreement, election or removal of Trustees, termination of the Trust, sale of assets as a whole, change of investment restrictions, and other business matters. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular class affected by the proposal. When a majority is required it means the lesser of (1) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares. Shareholders do not, in all cases, have voting rights with respect to amendments to the Trust Indenture but will receive notice of material amendments.

NON-CUMULATIVE VOTING--More than fifty percent of the shares voting for election of trustees can elect all of the Trustees. Since the voting rights are non-cumulative, the remaining less than 50% of the shares voting will not be able to elect any of the Trustees.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT--Nationwide Investors Services, Inc. (NIS) is the Transfer and Dividend Disbursing Agent for all Nationwide Funds. NIS, a wholly-owned subsidiary of Nationwide Financial Services, Inc. received fees for transfer agent services during the fiscal year ended October 31, 1995 of $609,836 from the Nationwide Growth Fund, $670,255 from the Nationwide Fund, $166,048 from the Nationwide Bond Fund and $638,256 from the Nationwide Money Market Fund. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.


CUSTODIAN--The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, is Custodian of the securities and cash of all Nationwide Funds and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policymaking functions of the Funds.

INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS--Substantially all of the net investment income, if any, of each Fund will be paid to its shareholders as dividends in March, June, September and December by the Nationwide Fund and the Nationwide Growth Fund and at each month end by the Nationwide Bond Fund and the Nationwide Money Market Fund.

    In those years in which sales of a Fund's portfolio securities result in net realized capital gains, the Fund will distribute such gains to its shareholders with the December dividend.

LETTER OF INTENT--An amended Letter of Intent retaining the same expiration date may be filed for an increased amount to obtain further reduction of sales charges, provided at least $5,000 additional investment is submitted. The value of shares already held may be applied toward this minimum but at least $5,000 investment must be submitted with any new or amended Letter of Intent. The difference in sales charge resulting from an amended Letter of Intent, or from a final aggregate total that qualifies for a further reduction than actually signed for, will be used to purchase additional shares at the net asset price and added to your account. Dividends and capital gains reinvested during the 13-month Letter of Intent period are not counted toward the intended investment.

TAX STATUS

FEDERAL TAXES--Each of the Funds intends to qualify for treatment under subchapter M of the Internal Revenue Code (the "Code") and, therefore, must distribute substantially all of its net investment income and capital gains to shareholders annually. In general, if the Funds distribute all of their net investment income, they are not required to pay any federal income taxes. In addition to federal income tax, if the Funds fail to distribute the required portion of such investment income or capital gains in any year, they will be subject to a non-deductible 4% excise tax on the amount which they have failed to distribute. The Funds intend to make distributions in a sufficient amount to avoid the imposition of this excise tax.

    Dividends paid by each of the Funds are taxable to the shareholder for federal income tax purposes. For corporate shareholders, the appropriate portion of each year's distribution is eligible for the corporate dividend received deduction.


    Under current tax law as of February 29, 1996, net long-term capital gains, if any, realized by the Funds, are generally taxable to the shareholder at the same tax rate as ordinary income, but in no event may the tax rate on such gains exceed 28% for an individual or 35% for a corporation.


    Shareholders not subject to tax on their income will not have to pay tax on amounts distributed to them.

    The Funds will annually report to each shareholder that shareholder's portion of the net income and capital gain of each Fund, for inclusion in the shareholder's income.

    Individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at rates as high as 28% for individuals and 20% for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, as defined in Section 57 (a) (5) (C) of the Code. Bonds of this type may be held by one or more of the Funds from time to time.

    A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).

STATE AND LOCAL TAXES--Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to federal income taxes. These laws vary, and you are advised to consult a tax adviser regarding such taxes.

SPECIAL MEETING

The Amended Trust Indenture provides for a Special Meeting of Shareholders which may be called by the Trustees or shareholders for the purpose of taking action on any matter requiring the vote of shareholders as provided for in the Amended Trust Indenture.

                      STATEMENTS OF ASSETS AND LIABILITIES
                           Year Ended October 31, 1995


                                                              NATIONWIDE(R)                 NATIONWIDE(R)   NATIONWIDE(R)
                                                                GROWTH       NATIONWIDE(R)     BOND         MONEY MARKET
                                                                 FUND           FUND           FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $443,788,910,      $582,476,235    796,250,642    131,585,249    604,306,639
 $550,074,584, $126,868,177, $246,442,310, $38,895,802,
 and $604,306,639, respectively)
-------------------------------------------------------------------------------------------------------------------------
Cash                                                                   --             --             --        538,092
-------------------------------------------------------------------------------------------------------------------------
Accrued interest and dividends receivable                         228,574      1,092,774      2,602,579        323,557
-------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                   265,016             --         22,951             --
-------------------------------------------------------------------------------------------------------------------------
Receivable for investment securities sold                         758,614             --        263,077             --
-------------------------------------------------------------------------------------------------------------------------
  Total assets                                                583,728,439    797,343,416    134,473,856    605,168,288
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
Payable for investment securities purchased                            --             --        346,630           --
-------------------------------------------------------------------------------------------------------------------------
Net payable for Fund shares redeemed                              391,789      1,177,438        274,764             --
-------------------------------------------------------------------------------------------------------------------------
Sales charge payable                                               79,087         58,547          9,705             --
-------------------------------------------------------------------------------------------------------------------------
Accrued management fees (note 2)                                  238,486        329,896         56,428        229,579
-------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees (note 2)                               51,832         54,827         13,192         56,772
-------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees (note 2)                                     --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
Distribution payable                                                   18          1,999        122,583        103,720
-------------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                             40,372         54,366         17,970         67,329
-------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                               801,584      1,677,073        841,272        457,400
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                   $582,926,855    795,666,343    133,632,584    604,710,888
=========================================================================================================================

REPRESENTED BY:
Capital Shares, $1 par value outstanding                       44,109,209     45,863,506     14,068,847    604,713,369
-------------------------------------------------------------------------------------------------------------------------
Capital paid in excess of par value                           344,910,383    460,408,894    124,091,250             --
-------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                   138,687,325    246,176,058      4,717,072             --
-------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss)             55,104,961     42,454,076     (9,354,044)         4,106
-------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
  net investment income                                           114,977        763,809        109,459         (6,587)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                   $582,926,855    795,666,343    133,632,584    604,710,888
=========================================================================================================================
Shares outstanding (unlimited number of shares authorized)     44,109,209     45,863,506     14,068,847    604,713,369
-------------------------------------------------------------------------------------------------------------------------
Net assets per share                                         $      13.22          17.35           9.50           1.00
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                   STATEMENTS OF OPERATIONS
                                 Year Ended October 31, 1995



                                                            NATIONWIDE(R)                       NATIONWIDE(R)      NATIONWIDE(R)
                                                              GROWTH          NATIONWIDE(R)         BOND           MONEY MARKET
                                                               FUND              FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------------------------------------------------------
 Dividends                                                  $ 7,988,620        16,890,707                --                 --
--------------------------------------------------------------------------------------------------------------------------------
 Interest                                                     3,797,169         1,994,619         9,844,489         32,645,296
--------------------------------------------------------------------------------------------------------------------------------
  Total income                                               11,785,789        18,885,326         9,844,489         32,645,296
--------------------------------------------------------------------------------------------------------------------------------
Expenses (note 2):
--------------------------------------------------------------------------------------------------------------------------------
 Investment management fees                                   2,542,155         3,658,939           635,757          2,739,499
--------------------------------------------------------------------------------------------------------------------------------
 Distribution fees                                                   --                --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
 Transfer agent fees                                            609,836           670,255           166,048            638,256
--------------------------------------------------------------------------------------------------------------------------------
 Shareholders' reports                                          131,239           139,217            66,014            199,519
--------------------------------------------------------------------------------------------------------------------------------
 Registration fees                                                   --                --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
 Professional services                                           29,328            43,282             7,492             31,516
--------------------------------------------------------------------------------------------------------------------------------
 Custodian fees                                                  18,500            27,000            13,500             39,050
--------------------------------------------------------------------------------------------------------------------------------
 Trustees' fees and expenses                                      9,568            13,841             2,555             10,579
--------------------------------------------------------------------------------------------------------------------------------
 Other                                                           20,964            30,827             6,286             21,988
--------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waived expenses                       3,361,590         4,583,361           897,652          3,680,407
--------------------------------------------------------------------------------------------------------------------------------
  Total waived expenses                                              --                --                --           (273,950)
--------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                              3,361,590         4,583,361           897,652          3,406,457
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                     8,424,199        14,301,965         8,946,837         29,238,839
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:


    Net realized gain (loss) on investments (note 3)         55,104,961        42,454,076        (2,695,214)             4,106
--------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation)     34,260,953        73,761,567        17,358,003                 --
--------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments   89,365,914       116,215,643        14,662,789              4,106
--------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations    $97,790,113       130,517,608        23,609,626         29,242,945
================================================================================================================================

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                    NATIONWIDE(R)                                            NATIONWIDE(R)
                                                     GROWTH FUND             NATIONWIDE(R)  FUND               BOND FUND
                                              -------------------------  ---------------------------   -------------------------
                                              Year ended    Year ended   Year ended      Year ended    Year ended    Year ended
                                              October 31,   October 31,  October 31,     October 31,   October 31,   October 31,
                                                 1995          1994         1995            1994          1995          1994
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                     $  8,424,199     7,441,245    14,301,965     16,124,477     8,946,837    10,039,591
 Net realized gain (loss) on investments     55,104,961     9,636,714    42,454,076     54,955,514    (2,695,214)   (3,275,139)
 Net change in unrealized appreciation
  or depreciation of investments             34,260,953     8,096,074    73,761,567    (36,714,534)   17,358,003   (21,529,309)
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                97,790,113    25,174,033   130,517,608     34,365,457    23,609,626   (14,764,857)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                       (8,424,199)   (7,441,245)  (14,459,586)   (15,780,374)   (8,917,890)   (9,959,079)
 In excess of net investment income             (50,491)       (5,929)           --             --            --            --
 Net realized gain from investment
  transactions                               (9,636,714)   (8,401,371)  (54,955,514)   (36,595,335)           --
--------------------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions
    to shareholders                         (18,111,404)  (15,848,545)  (69,415,100)   (52,375,709)   (8,917,890)   (9,959,079)
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
 Net proceeds from sale of shares            78,233,932    82,610,533    44,342,114     50,856,698    14,412,502    28,154,927
 Net asset value of shares issued to
    shareholders from reinvestment of
    dividends and distributions              17,836,103    15,601,534    60,306,894     45,212,587     7,950,830     7,721,021

 Cost of shares redeemed                    (57,537,318)  (54,675,212)  (76,759,052)  (124,624,457)  (27,877,661)  (37,787,286)
--------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from capital share
      transactions                           38,532,717    43,536,855    27,889,956    (28,555,172)   (5,514,329)   (1,911,338)
--------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS      118,211,426    52,862,343    88,992,464    (46,565,424)    9,177,407   (26,635,274)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS--BEGINNING OF PERIOD            464,715,429   411,853,086   706,673,879    753,239,303   124,455,177   151,090,451
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS--END OF PERIOD                 $582,926,855   464,715,429   795,666,343    706,673,879   133,632,584   124,455,177
================================================================================================================================
 Undistributed net realized gain (loss)
   on investments included in net assets
   at end of period (note 1)               $ 55,104,961     9,636,714    42,454,076     54,955,514    (9,354,044)   (6,658,830)
================================================================================================================================

          Undistributed  (distributions
    in excess of) net investment income
    included in net assets at end of
    period (note 1)                        $    114,977      (226,048)      763,809        921,430       109,459        21,989
================================================================================================================================
 Shares sold                                  6,444,023     7,522,642     2,806,172      3,166,276     1,613,435     2,978,894
--------------------------------------------------------------------------------------------------------------------------------
 Shares issued to shareholders from
    reinvestment of dividends and
    distributions                             1,578,080     1,431,216     4,081,126      2,839,676       892,591       837,630
--------------------------------------------------------------------------------------------------------------------------------
 Shares redeemed                             (4,861,121)   (4,985,965)   (4,857,164)    (7,673,580)   (3,144,695)   (4,114,452)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in number
      of shares                               3,160,982     3,967,893     2,030,134     (1,667,628)     (638,669)     (297,928)
================================================================================================================================

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                 NATIONWIDE(R)
                                                               MONEY MARKET FUND
                                                         -----------------------------

                                                         Year ended        Year ended
                                                         October 31,       October 31,
                                                            1995              1994
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------

Operations:
 Net investment income                                  $ 29,238,839        14,842,124
 Net realized gain (loss) on investments                       4,106             1,310
 Net change in unrealized appreciation
   or depreciation of investments                                 --                --
--------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      29,242,945        14,843,434
--------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                   (29,239,264)      (14,841,684)
 In excess of net investment income                           (6,587)               --
 Net realized gain from investment transactions                   --            (1,282)
 Paid in capital                                                  --                --
--------------------------------------------------------------------------------------

   Decrease in net assets from distributions
     to shareholders                                      (29,245,851)     (14,842,966)
--------------------------------------------------------------------------------------
Capital share transactions:
 Net proceeds from sale of shares                         626,666,560      548,491,123
 Net asset value of shares issued to shareholders
   from reinvestment of dividends and distributions        29,971,841       12,268,547
 Cost of shares redeemed                                 (543,661,512)    (487,638,311)
--------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from capital share transactions                      112,976,889       73,121,359
--------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS                    112,973,983       73,121,827
--------------------------------------------------------------------------------------
 NET ASSETS--BEGINNING OF PERIOD                          491,736,905      418,615,078
--------------------------------------------------------------------------------------
 NET ASSETS--END OF PERIOD                              $ 604,710,888      491,736,905
======================================================================================
 Undistributed net realized gain (loss) on
   investments included in net assets at end of
   period  (note 1)                                     $       4,106               --
======================================================================================
 Undistributed (distributions in excess of) net
   investment income included in net assets at end
   of period  (note 1)                                  $      (6,587)             425
======================================================================================
 Shares sold                                              626,666,560      548,491,123
--------------------------------------------------------------------------------------
 Shares issued to shareholders from reinvest-
   ment of dividends and distributions                     29,971,841       12,268,547
--------------------------------------------------------------------------------------
 Shares redeemed                                         (543,661,512)    (487,638,311)
--------------------------------------------------------------------------------------
   Net increase (decrease) in number of shares            112,976,889       73,121,359
======================================================================================

See accompanying notes to financial statements.

                             NATIONWIDE GROWTH FUND
                   Statement of Investments - October 31, 1995


--------------------------------------------------------------------------------------
SHARES                 SECURITY                                         VALUE (NOTE 1)
--------------------------------------------------------------------------------------

            COMMON STOCKS (83.5%)
            AIRLINES (0.6%)
   199,000   Skywest, Inc. ...........................................   $   3,407,875
                                                                         -------------

            BUSINESS SERVICES (2.5%)
   157,200   Insurance Auto Auctions Inc.*............................       1,061,100
   354,100   Olsten Corp. (The).......................................      13,632,850
                                                                         -------------
                                                                            14,693,950
                                                                         -------------

            CHEMICALS (4.4%)
    70,000   Air Products & Chemicals, Inc............................       3,613,750
    75,000   Du Pont (E.I.) De Nemours & Co...........................       4,678,125
   100,000   FMC Corporation*.........................................       7,162,500
    90,000   Loctite Corp.............................................       4,252,500
   122,000   Sigma-Aldrich Corp.......................................       5,795,000
                                                                         -------------
                                                                            25,501,875
                                                                         -------------
            COMPUTER EQUIPMENT (5.7%)
   300,000   American Power Conversion Corp.*.........................       3,075,000
   200,000   Hewlett-Packard Company..................................      18,525,000
   120,000   International Business Machines Corp.....................      11,670,000
                                                                         -------------
                                                                            33,270,000
                                                                         -------------
            COMPUTER SOFTWARE & SERVICES (2.4%)
   150,000   Automatic Data Processing, Inc...........................      10,725,000
    66,700   National Data Corporation................................       1,767,550
   145,000   SCS/COMPUTE, Inc.* + ....................................         326,250
    50,000   Sunguard Data System Inc.*...............................       1,375,000
                                                                         -------------
                                                                            14,193,800
                                                                         -------------
            CONGLOMERATE (3.7%)
   100,000   Corning Inc..............................................       2,612,500
   750,000   Hanson Trust, Plc .......................................      11,625,000
   160,000   Honeywell Inc............................................       6,720,000
    37,500   U.S. Industries, Inc.....................................         562,500
                                                                         -------------
                                                                            21,520,000
                                                                         -------------
            CONSUMER GOODS  (1.6%)
   300,000   Newell Co................................................       7,237,500
   168,000   Perrigo Co.*.............................................       2,058,000
                                                                         -------------
                                                                             9,295,500
                                                                         -------------
            CONTRACT MANUFACTURING (0.7%)
   100,000   Dovatron International, Inc.*............................       3,075,000
   115,000   Electronic Fab Technology Corp.*.........................         524,688
    41,000    Triple S Plastics, Inc.*................................         379,250
                                                                         -------------
                                                                             3,978,938
                                                                         -------------
            DENTAL (0.7%)
    51,500   Dentsply International Inc...............................       1,776,750
   120,000   National Dentex Corp.*...................................       2,160,000
                                                                         -------------
                                                                             3,936,750
                                                                         -------------
            DISTRIBUTION (1.2%)
   328,125   Bergen Brunswig Corp., Class A...........................       6,808,594
                                                                         -------------

            DRUGS (3.2%)
   200,000   Allergan Inc.............................................       5,875,000
   160,000   Schering-Plough Corp.....................................       8,580,000
    50,000    Warner-Lambert Co.......................................       4,256,250
                                                                         -------------
                                                                            18,711,250
                                                                         -------------
            EDUCATION (0.9%)
   237,400   DeVry Inc.*..............................................       5,282,150
                                                                         -------------

            ELECTRONICS (8.6%)
   127,300   AMP, Inc.................................................       4,996,525
   450,000   Intel Corp...............................................      31,443,750
   117,187   Molex Inc................................................       3,867,171
   190,858   Molex Inc., Class A......................................       5,868,884
   155,000   Richardson Electronics Ltd...............................       1,472,500
   189,000   Woodhead Industries, Inc.................................       2,693,250
                                                                         -------------
                                                                            50,342,080
                                                                         -------------
            ENGINEERING & CONSTRUCTION (1.0%)
   100,000   Fluor Corporation........................................       5,650,000
                                                                         -------------

            FINANCIAL SERVICES (8.2%)
    37,500   American International Group Inc.........................       3,164,062
   578,812   Bear Stearns Companies, Inc..............................      11,503,888
   486,202   Gainsco, Inc.............................................       4,193,492
   350,000   Merrill Lynch & Co., Inc.................................      19,425,000
    50,000   Morgan Stanley Group Inc.................................       4,350,000
   200,000   Silicon Valley Bancshares*...............................       3,850,000
   100,000   Standard Financial Inc.*.................................       1,375,000
                                                                         -------------
                                                                            47,861,442
                                                                         -------------
            FOOD & BEVERAGES (4.0%)
 3,000,000   Grand Metropolitan, Plc..................................      20,733,600
    50,000   International Flavors and Fragrances, Inc................       2,412,500
                                                                         -------------
                                                                            23,146,100
                                                                         -------------

            FOOD-GRAIN & AGRICULTURE (2.7%)
   980,259   Archer Daniels Midland Co................................      15,806,676
                                                                         -------------

            HEALTHCARE SERVICES (4.9%)
   415,000   Apria Healthcare Group Inc.*.............................       8,974,375
   400,000   Columbia HCA/Healthcare Corp.............................      19,650,000
                                                                         -------------
                                                                            28,624,375
                                                                         -------------
            MACHINERY & CAPITAL GOODS (4.8%)
    80,000   Cooper Industries, Inc. .................................       2,700,000
   139,650   Duriron, Inc. ...........................................       3,735,638
    60,000   Emerson Electric Co. ....................................       4,275,000
    50,000   Ingersoll-Rand Company...................................       1,768,750
   100,000   Lindsay Manufacturing Co.* ..............................       3,525,000
    60,000   Nordson Corp.............................................       3,465,000
   146,300   Zebra Technologies Corp.*................................       8,704,850
                                                                         -------------
                                                                            28,174,238
                                                                         -------------

            MEDICAL PRODUCTS (0.6%)
   200,000   Biomet, Inc.*............................................   $   3,325,000
                                                                         -------------

            OIL & GAS (5.4%)
   150,000   Amoco Corp...............................................       9,581,250
    80,000   Mobil Corp. .............................................       8,060,000
    60,000   Royal Dutch Petroleum Co. ...............................       7,372,500
    50,000   Texaco, Inc..............................................       3,406,250
   126,750   Weatherford Enterra Corp.................................       3,057,844
                                                                         -------------
                                                                            31,477,844
                                                                         -------------
            PAPER & FOREST PRODUCTS (0.2%)
    80,000   Glatfelter (P.H.) Company................................       1,480,000
                                                                         -------------

            POLLUTION CONTROL (1.0%)
   200,000   WMX Technologies, Inc....................................       5,625,000
                                                                         -------------

            PRINTING & PUBLISHING (3.1%)
   150,000   Dun & Bradstreet Corp....................................       8,962,500
   100,000   Merrill Corporation......................................       1,600,000
   160,000   Reader's Digest Assoc., Inc., Class B....................       7,400,000
                                                                         -------------
                                                                            17,962,500
                                                                         -------------
            RESTAURANTS (1.7%)
   200,000   Bob Evans Farms, Inc.....................................       3,600,000
   185,000   Pancho's Mexican Buffet, Inc.............................         508,750
   300,000   Wendy's International, Inc...............................       5,962,500
                                                                         -------------
                                                                            10,071,250
                                                                         -------------
            RETAIL (1.3%)
   200,000   Franklin Quest Co.*......................................       4,775,000
   145,000   Smart & Final Inc........................................       2,718,750
                                                                         -------------
                                                                             7,493,750
                                                                         -------------
            TELECOMMUNICATIONS (8.4%)
   300,000   AT & T Corp..............................................      19,200,000
   744,000   MCI Communications Corp..................................      18,553,500
   300,000   Sprint Corporation.......................................      11,550,000
                                                                         -------------
                                                                            49,303,500
                                                                         -------------
              Total common stocks
              (cost $348,257,112).....................................     486,944,437
                                                                         -------------
---------
PRINCIPAL
---------

             REPURCHASE AGREEMENT (0.3%)
$ 1,895,000  Merrill Lynch & Co., Inc.
               5.45%, due 11/06/95, Collateralized by
               $  14,186,697 FHLMC #S10009,  8.50%, due 06/01/22
               and $  521,596 FNMA 7.00%, due 03/24/25
               market value - $  1,964,926
                    (cost $ 1,895,000)................................       1,895,000
                                                                         -------------

             U.S. GOVERNMENT AND AGENCY SHORT-TERM
             OBLIGATIONS (16.1%)
 41,375,000  U.S. Treasury Bills
               5.41% through 5.23%, due 11/16/95 through 05/30/96.....      40,872,674
  2,670,000  Federal Home Loan Mortgage  Notes
               5.57% through 5.48%, due 02/05/96 through 02/09/96.....       2,629,308
 50,970,000  Federal National Mortgage Association Notes
               5.71% through 5.43%, due 11/03/95 through 04/11/96.....      50,134,816
                                                                         -------------

                     Total U.S. government and agency
                     short-term obligations
                     (cost $93,636,798)...............................      93,636,798
                                                                         -------------

                     Total investments
                     (cost $443,788,910)..............................   $ 582,476,235
                                                                         -------------

* Denotes a non-income producing security.

+ Affiliate as defined in Section 2(a)(3) of the Investment Company Act since the Fund owns more than 5% of the outstanding shares. Cost also represents cost for Federal income tax purposes. Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                                 NATIONWIDE FUND
                   Statement of Investments - October 31, 1995


--------------------------------------------------------------------------------------
SHARES                 SECURITY                                         VALUE (NOTE 1)
--------------------------------------------------------------------------------------


             COMMON STOCKS  (97.1%)
             AUTO & AUTO PARTS (6.6%)
    537,200   Chrysler Corporation.....................................  $  27,732,950
    869,400   Ford Motor Company.......................................     24,995,250
                                                                         -------------
                                                                            52,728,200
                                                                         -------------
             BROADCASTING (3.1%)
    206,100   Capital Cities/ABC, Inc..................................     24,448,612
                                                                         -------------

             BUILDING (3.8%)
    337,500   Masco Corporation........................................      9,492,188
    142,800   USG Corporation*.........................................      4,159,050
    302,200   Vulcan Materials Co......................................     16,809,875
                                                                         -------------
                                                                            30,461,113
                                                                         -------------
             CHEMICALS (11.9%)
    527,300   Georgia Gulf Corporation*................................     17,466,812
    309,700   IMC Global Inc.*.........................................     21,679,000
    593,700   Morton International Inc.................................     18,107,850
    223,600   OM Group, Inc............................................      6,484,400
    663,275   Raychem Corporation......................................     30,759,378
                                                                         -------------
                                                                            94,497,440
                                                                         -------------
             COMPUTER EQUIPMENT (2.4%)
    193,200   International Business Machines Corp.....................     18,788,700
                                                                         -------------

             DRUGS (10.5%)
     74,500   American Home Products Corp..............................      6,602,562
    705,800   Schering-Plough Corp.....................................     37,848,525
    459,300   Warner-Lambert Co........................................     39,097,913
                                                                         -------------
                                                                            83,549,000
                                                                         -------------
             FINANCIAL (12.5%)
    296,900   Barnett Banks, Inc.......................................     16,403,725
    332,400   Chubb Corporation........................................     29,874,450
    233,400   CoreStates Financial Corp................................      8,489,925
     50,359   Fund American Enterprises*...............................      3,474,771
    364,700   Horace Mann Educators Corp...............................      9,710,138
    397,800   Mellon Bank Corp.........................................     19,939,725
    143,800   U S Bancorp..............................................      4,260,075
    165,900   West One Bancorp.........................................      7,050,750
                                                                         -------------
                                                                            99,203,559
                                                                         -------------
             FOOD & BEVERAGE (13.4%)
    297,400   Anheuser-Busch Companies Inc.............................     19,628,400
    524,000   PepsiCo, Inc.............................................     27,641,000
    223,600   Philip Morris Companies, Inc.............................     18,894,200
    312,200   Quaker Oats Company......................................     10,653,825
    349,033   Ralcorp Holdings Inc.*...................................      8,027,759
    364,200   Ralston-Ralston Purina Group.............................     21,624,375
                                                                         -------------
                                                                           106,469,559
                                                                         -------------
             HOUSEHOLD PRODUCTS (7.5%)
    347,000   Avon Products, Inc.......................................     24,680,375
    424,200   Dial Corp. (The).........................................     10,339,875
    207,200   Gillette Company (The)...................................     10,023,300
    110,600   Helene Curtis Industries, Inc............................      3,304,175
    152,000   Maybelline, Inc..........................................      3,591,000
    100,000   Procter & Gamble Co......................................      8,100,000
                                                                         -------------
                                                                            60,038,725
                                                                         -------------
             LEISURE PRODUCTS (1.4%)
    586,100   Brunswick Corp...........................................     11,428,950
                                                                         -------------

             MACHINERY (2.0%)
    342,400   Johnstown America Industries, Inc.*......................      1,583,600
     71,360   PACCAR, Inc..............................................      2,979,280
    375,000   Trinity Industries, Inc..................................     11,109,375
                                                                         -------------
                                                                            15,672,255
                                                                         -------------
             NONFERROUS METALS (0.5%)
    138,500   Alumax, Inc.*............................................      4,085,750
                                                                         -------------

             OIL & GAS (7.9%)
    161,900   Mobil Corporation........................................     16,311,425
    476,700   Texaco Inc...............................................     32,475,188
    547,300   Unocal Corporation.......................................     14,366,625
                                                                         -------------
                                                                            63,153,238
                                                                         -------------
             PAPER AND FOREST PRODUCTS (1.5%)
     86,400   Bowater Inc..............................................      3,823,200
     36,000   Champion Intl. Corp......................................      1,926,000
     79,600   Georgia Pacific Corporation..............................      6,567,000
                                                                         -------------
                                                                            12,316,200
                                                                         -------------
             PRINTING & PUBLISHING (9.1%)
    760,000   American Greetings Corp., Class A........................     23,940,000
    229,300   Dun & Bradstreet Corp....................................     13,700,675
    229,600   Gannett Co., Inc.........................................     12,484,500
    282,300   Gibson Greetings, Inc....................................      3,916,912
    100,000   Tribune Co...............................................      6,312,500
     40,900   Washington Post Company (The), Class B...................     11,861,000
                                                                         -------------
                                                                            72,215,587
                                                                         -------------
             TELECOMMUNICATIONS (0.3%)
    100,000   MCI Communications Corporation...........................      2,493,750
                                                                         -------------

             TOYS (2.7%)
    739,712   Mattel, Inc..............................................  $  21,266,720
                                                                         -------------

                Total common stocks
                (cost $520,513,993)....................................    772,817,358
                                                                         -------------

    PRINCIPAL


             CONVERTIBLE BONDS  (0.6%)
$11,356,000    Consorcio G. Grupo Dina, 8.00%, 2004....................      4,315,280
                                                                         -------------
               (cost $10,442,587)

             COMMERCIAL PAPER (1.9%)
  1,380,000  Banc One Corp.
               5.73% due 11/16/95......................................      1,376,705
  4,160,000  Dillard Investment Co.
               5.71%, due 11/10/95.....................................      4,154,062
  4,410,000  Marsh & McLennan Co.
               5.72% due 11/01/95......................................      4,410,000
    625,000  Merrill Lynch & Co., Inc.
               5.76%, due 11/03/95.....................................        624,800
  4,485,000  Monsanto Co.
               5.72%, due 11/06/95.....................................      4,481,437
                                                                         -------------

               Total commercial paper
               (cost $15,047,004)......................................     15,047,004
                                                                         -------------

             REPURCHASE AGREEMENT (0.5%)
  4,071,000    Merrill Lynch & Co., Inc.
               5.45%, due 11/06/95, Collateralized by
               $4,206,635 FNMA CMO , due 10/23/25 and
               $7,542,442 FHLMC 8.00%, due 08/01/22
               market value - $4,221,220
               (cost $4,071,000).......................................      4,071,000
                                                                         -------------

               Total investments
               (cost $550,074,584).....................................  $ 796,250,642
                                                                         =============

* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes. Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                              NATIONWIDE BOND FUND
                   Statement of Investments - October 31, 1995


--------------------------------------------------------------------------------------
PRINCIPAL             SECURITY                                          VALUE (NOTE 1)
--------------------------------------------------------------------------------------
            CANADIAN GOVERNMENT BONDS (6.3%)
$1,000,000  Hydro-Quebec, 11.75%, 2012..................................  $  1,415,479
 4,000,000  Hydro-Quebec, 8.05%, 2024...................................     4,410,476
 2,000,000  Manitoba (Province of), 9.625%, 2018........................     2,568,898
                                                                          ------------

               Total Canadian government bonds
               (cost $7,709,759)........................................     8,394,853
                                                                          ------------

            CORPORATE BONDS (76.9%)
            BANKS (5.3%)
 3,000,000  Banc One Corp., 9.875%, 2009................................     3,741,948
 1,000,000  Banc One Corp., 10.00%, 2010................................     1,270,384
 2,000,000  Toronto-Dominion Bank, NY., 7.875% 2004.....................     2,124,098
                                                                          ------------
                                                                             7,136,430
                                                                          ------------

            BROKER/DEALER (7.1%)
 1,000,000  Bear Stearns Companies, Inc., 9.375%, 2001..................     1,131,689
 2,000,000  Bear Stearns Companies, Inc., 8.75%, 2004...................     2,242,164
 1,000,000  Lehman Brothers Holdings Inc., 11.625%, 2005................     1,296,791
 1,000,000  Morgan Stanley Group Inc., 8.10%, 2002......................     1,083,314
 3,000,000  Morgan Stanley Group Inc., 10.00%, 2008.....................     3,745,191
                                                                          ------------
                                                                             9,499,149
                                                                          ------------

            CHEMICALS (1.6%)
 2,000,000  ICI Wilmington Inc., 7.50%, 2002............................     2,114,766
                                                                          ------------


            FINANCE (12.8%)
 2,000,000  Bass America Inc., 8.125%, 2002.............................     2,182,584
 2,000,000  Ford Capital BV Notes, 10.125%, 2000........................     2,318,774
 3,000,000  Ford Capital BV Notes, 9.50%, 2010..........................     3,676,389
 1,000,000  General Electric Capital Corp., 8.75%, 2000.................     1,100,390
 3,235,000  General Electric Capital Corp., 8.50%, 2008.................     3,739,903
 3,515,000  Loews Corp., 8.875%, 2011...................................     4,086,324
                                                                          ------------
                                                                            17,104,364
                                                                          ------------
            FOOD (4.0%)
 2,000,000  General Foods Corp., 7.00%, 2011............................     1,909,028
 3,000,000  Seagram (JE) & Sons Inc., 8.875%, 2011......................     3,464,226
                                                                          ------------
                                                                             5,373,254
                                                                          ------------

            INSURANCE (20.0%)
 4,500,000  Aetna Life & Casualty Co., 6.75%, 2013......................     4,169,786
 3,000,000  Allstate Corp., 7.50%, 2013.................................     3,079,914
 4,000,000  AMBAC Inc., 9.375%, 2011....................................     4,945,712
 1,000,000  AMBAC Inc., 7.50%, 2023.....................................     1,038,767
 5,000,000  Berkley (W.R.) Corp., 9.875%, 2008..........................     6,075,350
 2,000,000  Equitable of Iowa, 8.50%, 2005..............................     2,217,958
 5,000,000  Prudential  Surplus Note, 8.10%, 2015.......................     5,115,250
                                                                          ------------
                                                                            26,642,737
                                                                          ------------

            PAPER & FOREST PRODUCTS (1.7%)
 2,000,000  Temple-Inland Inc., 9.00%, 2001.............................     2,247,034
                                                                          ------------

            PUBLISHING (1.5%)
 2,000,000  Times Mirror Co., 7.25%, 2013...............................     2,022,314
                                                                          ------------

            RETAIL TRADE (8.8%)
 2,000,000  Dayton Hudson Corp., 9.25%, 2011............................     2,397,886
 1,000,000  Lowe's Companies Inc., 8.19%, 2022    ......................     1,107,649
 3,000,000  May Department Stores Company, 10.625%, 2010................     4,084,224
 2,000,000  Wal-Mart Stores, Inc., 7.50%, 2004..........................     2,134,802
 2,000,000  Wal-Mart Stores, Inc., 7.25%, 2013..........................     2,057,342
                                                                          ------------
                                                                            11,781,903
                                                                          ------------
            UTILITIES: GAS & ELECTRIC (1.0%)
 1,250,000  Pacific Gas & Electric Company, 8.75%, 2001.................     1,369,752
                                                                          ------------

            OTHER (13.1%)
 4,000,000  Armstrong World Industries Inc., 9.75%, 2008................     4,737,572
 4,000,000  English China Clays Delaware Inc., 7.375%, 2002.............     4,181,804
 2,000,000  Kaiser Foundation, 9.55%, 2005..............................     2,439,948
 2,000,000  Waste Management Inc., 7.65%, 2011..........................     2,160,298
 3,500,000  Waste Management Inc., 8.75%, 2018..........................     3,982,741
                                                                          ------------
                                                                            17,502,363
                                                                          ------------

           Total corporate bonds
           (cost $99,360,848)...........................................   102,794,066
                                                                          ------------

            MORTGAGE BACKED SECURITIES (9.6%)
 1,500,000  FHLMC (REMIC) Class 194-E, 7.00%, 2021......................     1,501,919
   888,224  FHLMC (REMIC) Class 1650-LC, 6.50%, 2022....................       854,745
 1,759,016  FHLMC (REMIC) Class 1650-LE, 6.50%, 2022....................     1,692,506
 4,150,730  FHLMC (REMIC) Class 1709-EA, 7.25%, 2023....................     4,177,955
   819,538  FHLMC-GNMA (REMIC) Class 29-Z, 6.75%, 2024..................       805,023
 1,000,000  FNMA (REMIC) 1994 Class 4L, 6.50%, 2007.....................       975,099
 1,000,000  FNMA (REMIC) 1992 Class 105-J, 6.50%, 2020..................       986,199
   782,326  FNMA (REMIC) 1992 Class 103-A, 7.00%, 2022..................       781,895
   860,072  FNMA (REMIC) 1992 Class G-64M, 7.00%, 2022..................       834,518
   200,293  FNMA (REMIC) Class X-225C-A, 5.85%, 2023....................       188,566
                                                                          ------------

               Total mortgage backed securities
               (cost $12,491,043).......................................    12,798,425
                                                                          ------------


            U.S. GOVERNMENT
            LONG-TERM OBLIGATIONS (4.2%)
$5,000,000  U.S. Treasury Notes, 8.75%, 2000
              (cost $5,314,872).........................................  $  5,606,250
                                                                          ------------


            COMMERCIAL PAPER (0.8%)
 1,085,000  Coca-Cola Financial Corp.
              5.73%, due 11/03/95
              (cost $1,084,655).........................................     1,084,655
                                                                          ------------

            REPURCHASE AGREEMENT (0.7%)
   907,000  Merrill Lynch & Co.,Inc.,
              5.45%, due 11/06/95, Collateralized by
              $1,044,259 FHLMC 00.0%, due 03/24/15
              $531,684 FNMA 7.00%, due 07/01/08
              market value - $940,468
              (cost $907,000)...........................................       907,000
                                                                          ------------


              Total investments
              (cost $126,868,177).......................................  $131,585,249
                                                                          ============


Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                          NATIONWIDE MONEY MARKET FUND
                   Statement of Investments - October 31, 1995


---------------------------------------------------------------------------------------
PRINCIPAL            SECURITY                                            VALUE (NOTE 1)
---------------------------------------------------------------------------------------
             BANKERS ACCEPTANCES (0.5%)
             Republic Bank of NY
$ 3,300,000    5.56%, due 12/06/95......................................   $ 3,282,162
                                                                           -----------
               (cost $3,282,162)

             CANADIAN GOVERNMENT OBLIGATIONS (2.8%)
             Canadian Wheat Board
  4,130,000    5.55%, due 12/18/95......................................     4,100,075
  5,650,000    5.67%, due 12/20/95......................................     5,606,396
             Export Development Corp.
  7,250,000    5.65%, due 11/08/95......................................     7,242,035
                                                                           -----------

               Total Canadian government obligations
               (cost $16,948,506).......................................    16,948,506
                                                                           -----------

             COMMERCIAL PAPER (90.3%)
             AUTO/FINANCE (3.4%)
             Ford Motor Credit Co.
  2,000,000    5.74%, due 11/06/95......................................     1,998,406
  4,760,000    5.70%, due 11/07/95......................................     4,755,478
  5,000,000    5.73%, due 11/15/95......................................     4,988,858
  3,000,000    5.73%, due 12/12/95......................................     2,980,423
  5,725,000    5.67%, due 01/08/96......................................     5,663,685
                                                                           -----------
                                                                            20,386,850
                                                                           -----------
             BANKS (10.2%)
             Banc One Corp.
  6,000,000    5.68%, due 11/03/95......................................     5,998,107
  4,000,000    5.73%, due 11/10/95......................................     3,994,270
  8,000,000    5.68%, due 11/14/95......................................     7,983,591
  5,000,000    5.70%, due 11/21/95......................................     4,984,167
             CoreStates Capital Corp.
  5,000,000    5.72%, due 01/03/96......................................     4,949,950
  5,000,000    5.70%, 01/03/96..........................................     4,949,333
             JP Morgan & Co., Inc.
  8,000,000    5.70%, due 11/20/95......................................     7,975,933
  2,000,000    5.60%, due 12/21/95......................................     1,984,444
             National City Credit Corp.
  9,000,000    5.65%, due 11/17/95......................................     8,977,400
  4,902,000    5.71%, due 11/29/95......................................     4,880,230
             Norwest Corp.
  5,000,000    5.60%, due 12/27/95......................................     4,956,445
                                                                           -----------
                                                                            61,633,870
                                                                           -----------
             BROKER-DEALERS (12.6%)
             Bear Stearns Companies, Inc.
  5,000,000    5.73%, due 11/20/95......................................     4,984,879
  6,540,000    5.72%, due 01/12/96......................................     6,465,182
  5,775,000    5.74%, due 12/05/95......................................     5,743,693
  5,000,000    5.75%, due 11/30/95......................................     4,976,840
             Dean Witter Discover & Co.
  3,000,000    5.73%, due 11/13/95......................................     2,994,270
  5,000,000    5.70%, due 11/17/95......................................     4,987,333
  2,940,000    5.70%, due 11/22/95......................................     2,930,225
  3,000,000    5.68%, due 01/08/96......................................     2,967,813
  3,000,000    5.68%, due 1/10/96.......................................     2,966,867
  3,000,000    5.68%, due 01/22/96......................................     2,961,187
  3,000,000    5.68%, due 01/31/96......................................     2,956,927
             Merrill Lynch & Co., Inc.
  6,000,000    5.73%, due 11/01/95......................................     6,000,000
  2,775,000    5.72%, due 11/15/95......................................     2,768,827
  5,000,000    5.75%, due 11/16/95......................................     4,988,021
  7,000,000    5.73%, due 11/16/95......................................     6,983,288
  3,000,000    5.73%, due 11/28/95......................................     2,987,108
    740,000    5.73%, due 12/01/95......................................       736,466
             Smith Barney, Inc.
  6,760,000    5.74%, due 11/28/95......................................     6,730,898
                                                                           -----------
                                                                            76,129,824
                                                                           -----------
             CAPTIVE BORROWING CONDUITS (1.7%)
             BTR Dunlop Finance
  2,439,000    5.70%, due 11/13/95......................................     2,434,366
             Prudential Funding, Inc.
  8,000,000    5.72%, due 11/08/95......................................     7,991,102
                                                                           -----------
                                                                            10,425,468
                                                                           -----------

             CHEMICALS (2.7%)
             Monsanto Co.
  5,000,000    5.75%, due 11/01/95......................................     5,000,000
  6,110,000    5.68%, due 12/13/95......................................     6,069,511
  5,280,000    5.68%, due 01/17/96......................................     5,215,854
                                                                           -----------
                                                                            16,285,365
                                                                           -----------

             CONSUMER SALES FINANCE (7.2%)
             American Express Credit Corp.
$ 8,000,000    5.73%, due 11/13/95......................................     7,984,720
  1,000,000    5.71%, due 12/04/95......................................       994,766
             Associates Corp. of North America
  8,775,000    5.65%, due 11/07/95......................................     8,766,737
  6,250,000    5.66%, due 11/13/95......................................     6,238,208
  4,640,000    5.75%, due 11/15/95......................................     4,629,624
             Commercial Credit Corp.
  7,504,000    5.70%, due 11/09/95......................................     7,494,495
             Norwest Financial, Inc.
  7,560,000    5.66%, due 01/05/96......................................     7,482,741
                                                                           -----------
                                                                            43,591,292
                                                                           -----------
             CONSUMER PRODUCTS  (1.5%)
             Gillette Co.
  9,185,000    5.65%, due 01/11/96......................................     9,082,651
                                                                           -----------

             CORPORATE CREDIT UNIONS (3.4%)
             U.S. Central Credit Union
  7,000,000    5.74%, due 11/01/95......................................     7,000,000
  5,000,000    5.70%, due 11/10/95......................................     4,992,875
  6,000,000    5.65%, due 01/19/96......................................     5,925,608
  3,000,000    5.68%, due 01/19/96......................................     2,962,607
                                                                           -----------
                                                                            20,881,090
                                                                           -----------
             DIVERSIFIED FINANCE (4.9%)
             AT&T Capital Corp.
  5,000,000    5.63%, due 11/02/95......................................     4,999,218
  3,000,000    5.65%, due 11/15/95......................................     2,993,408
  5,000,000    5.60%, due 12/12/95......................................     4,968,111
             GE Capital Corp.
  3,660,000    5.73%, due 11/09/95......................................     3,655,340
  1,000,000    5.65%, due 12/19/95......................................       992,466
             Transamerica Finance Group, Inc.
  6,000,000    5.75%, due 11/06/95......................................     5,995,208
  6,000,000    5.70%, due 12/12/95......................................     5,959,150
                                                                           -----------
                                                                            29,562,901
                                                                           -----------
             ELECTRIC UTILITY (4.0%)
             National Rural Utilities Cooperative
  4,000,000    5.70%, due 11/09/95......................................     3,994,933
  5,000,000    5.70%, due 12/01/95......................................     4,976,250
  7,152,000    5.72%, due 12/11/95......................................     7,106,545
  8,000,000    5.68%, due 12/22/95......................................     7,935,627
                                                                           -----------
                                                                            24,013,355
                                                                           -----------
             FOOD & BEVERAGES (9.3%)
             CPC International Inc.
  5,740,000    5.75%, due 11/06/95......................................     5,735,416
  1,845,000    5.68%, due 11/07/95......................................     1,843,253
  3,800,000    5.67%, due 01/18/96......................................     3,753,317
  7,000,000    5.69%, due 01/18/96......................................     6,913,702
             Campbell Soup Co.
  5,000,000    5.68%, due 11/21/95......................................     4,984,223
  4,835,000    5.68%, due 01/23/96......................................     4,771,683
             Heinz (H.J.) Company
  1,275,000    5.72%, due 12/01/95......................................     1,268,923
  9,000,000    5.70%, due 11/30/95......................................     8,958,675
             Sara Lee Corp.
  2,850,000    5.66%, due 12/27/95......................................     2,824,907
  7,000,000    5.65%, due 12/28/95......................................     6,937,379
  6,000,000    5.65%, due 12/28/95......................................     5,946,325
             Sysco Corp.
  2,300,000    5.67%, due 11/10/95......................................     2,296,740
                                                                           -----------
                                                                            56,234,543
                                                                           -----------
             INSURANCE (8.3%)
             Marsh & McLennan Co.
  5,000,000    5.75%, due 11/01/95......................................     5,000,000
  4,310,000    5.87%, due 11/01/95......................................     4,310,000
             MetLife Funding Inc.
  5,515,000    5.65%, due 11/07/95......................................     5,509,807
  8,000,000    5.72%, due 12/04/95......................................     7,958,053
  5,000,000    5.70%, due 12/07/95......................................     4,971,500
             Old Republic Capital Corp.
  5,500,000    5.77%, due 11/03/95......................................     5,498,237
  1,986,000    5.70%, due 12/13/95......................................     1,972,793
  4,000,000    5.72%, due 12/13/95......................................     3,973,307
  8,000,000    5.63%, due 01/09/96......................................     7,913,673
  3,000,000    5.68%, due 02/01/96......................................     2,956,454
                                                                           -----------
                                                                            50,063,824
                                                                           -----------

                                                                     (continued)

                          NATIONWIDE MONEY MARKET FUND
                   Statement of Investments - October 31, 1995


---------------------------------------------------------------------------------------
PRINCIPAL         SECURITY                                               VALUE (NOTE 1)
---------------------------------------------------------------------------------------
             LEASE FINANCING (4.9%)
             Fleet Funding, Inc.
$5,000,000     5.74%, due 11/03/95......................................  $  4,998,405
 6,215,000     5.70%, due 01/04/96......................................     6,152,021
 5,558,000     5.70%, due 01/05/96......................................     5,500,799
             PHH Corp.
 2,000,000     5.73%, due 11/02/95......................................     1,999,682
 4,000,000     5.72%, due 11/03/95......................................     3,998,729
 3,000,000     5.72%, due 11/15/95......................................     2,993,327
 4,000,000     5.65%, due 01/19/96......................................     3,950,406
                                                                          ------------
                                                                            29,593,369
                                                                          ------------
             OFFICE EQUIPMENT & SUPPLIES (2.9%)
             Pitney Bowes Credit Corp.
 5,000,000     5.65%, due 11/17/95......................................     4,987,445
 7,720,000     5.65%, due 11/22/95......................................     7,694,556
 5,000,000     5.66%, due 12/22/95......................................     4,959,908
                                                                          ------------
                                                                            17,641,909
                                                                          ------------
             PAPER AND FOREST PRODUCTS (0.8%)
             Sonoco Products Co.
 5,000,000     5.75%, due 11/10/95......................................     4,992,812
                                                                          ------------

             PHARMACEUTICALS & PERSONAL CARE (4.3%)
             Pfizer Inc.
 4,393,000     5.72%, due 11/06/95......................................     4,389,510
             Schering Corp.
 5,000,000     5.66%, due 11/14/95......................................     4,989,781
 9,000,000     5.69%, due 01/16/96......................................     8,891,890
 5,000,000     5.55%, due 01/17/96......................................     4,940,646
 2,685,000     5.65%, due 03/27/96......................................     2,623,055
                                                                          ------------
                                                                            25,834,882
                                                                          ------------

             PRINTING & PUBLISHING (1.7%)
             Donnelley (R.R.) & Sons Company
 5,500,000     5.70%, due 12/05/95......................................     5,520,123
             McGraw-Hill Inc.
 5,000,000     5.65%, due 11/02/95......................................     4,999,215
                                                                          ------------
                                                                            10,519,338
                                                                          ------------
             RAILROADS (1.3%)
             Norfolk & Southern Railway Company
 8,246,000     5.65%, due 01/16/96......................................     8,147,644
                                                                          ------------

             RETAIL TRADE (2.1%)
             Dillard Inv. Co.
 3,700,000    5.73%, due 11/02/95.......................................     3,699,411
 3,825,000    5.71%, due 11/10/95.......................................     3,819,540
             Wal-Mart Stores Inc.
 5,000,000     5.65%, due 12/05/95......................................     4,973,319
                                                                          ------------
                                                                            12,492,270
                                                                          ------------
             TELECOMMUNICATIONS (3.1%)
             AT & T Corp.
 9,000,000     5.65%, due 11/27/95......................................     8,963,272
 1,575,000     5.65%, due 11/29/95......................................     1,568,079
 5,000,000     5.61%, due 12/20/95......................................     4,961,821
 3,000,000     5.64%, due 12/21/95......................................     2,976,500
                                                                          ------------
                                                                            18,469,672
                                                                          ------------


                 Total commercial paper
                 (cost $545,982,929)....................................   545,982,929
                                                                          ------------

             CORPORATE NOTES (1.7%)
             BANKS
             J.P. Morgan & Co.
 5,000,000     6.20%, due 05/13/96......................................     4,999,154
             FINANCE
             G.E. Capital Corp.
 5,000,000     5.702%, variable, due 05/06/96*..........................     4,998,865
                                                                          ------------

                 Total corporate notes
                 (cost $9,998,019)......................................     9,998,019
                                                                          ------------

             U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS (4.6%)
             Federal National Mortgage Association
 2,600,000     5.50%, due 11/14/95......................................     2,594,836
 7,780,000     5.53%, due 12/08/95......................................     7,735,781
 5,000,000     5.46%, due 04/12/96......................................     4,876,392
 5,000,000     5.71%, due 06/10/96......................................     4,998,396
             U.S. Treasury Bills
 3,000,000     5.53%, due 05/30/96......................................     2,902,764
 5,000,000     6.31%, due 11/16/95......................................     4,986,854
                                                                          ------------

                 Total U.S. government and
                 agency obligations
                 (cost $28,095,023).....................................    28,095,023
                                                                          ------------

                 Total investments
                 (cost $604,306,639)....................................  $604,306,639
                                                                          ============

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

*Variable rate as of 10/31/95 and resets to 3 month Treasury Bill Index, plus 20 basis points, and resets weekly and pays quarterly.

See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 1995


SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

1   Nationwide Investing Foundation (NIF) is a diversified, open-end investment company. NIF was created under the laws of Michigan by an Indenture of Trust, dated May 5, 1933. The Trust, which is registered under the Investment Company Act of 1940, as amended, offer shares in four separate mutual funds.

SECURITY VALUATION

(a) Growth, Fund, Bond Funds

Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices or fair market, procedures authorized by the Boards of Trustees. Short-term securities are valued at amortized cost, which approximates market.

(b) Money Market Fund

Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940 as amended.

FEDERAL INCOME TAXES

NIF qualifies as a regulated investment company under the Internal Revenue Code during the periods covered by the accompanying statements. No provision has been made for federal income taxes as it is the intention to continue such qualification and to distribute all taxable income to shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each fund within the Trust is treated as a separate entity.

As of October 31, 1995, the Nationwide Bond Fund had a net capital loss carry forward in the amount of $9,354,043. The Bond Fund carry forward will expire within 2 to 8 years.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata or constant yield amortization of premium or discount.

DIVIDENDS TO SHAREHOLDERS

Dividends are recorded on the ex-dividend date for the Growth Fund and Nationwide Fund.

The Bond and Money Market Funds declare income dividends daily and pay dividends monthly from the sum of net investment income.

Distributable net realized capital gains are declared and distributed at least annually for all funds.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Accordingly, undistributed net investment income and paid-in capital as of October 31, 1995, have been adjusted by the following amounts:

             Undistributed Net      Paid-in
             Investment Income      Capital
Growth          $391,516          (391,516)
Bond              58,523           (58,523)


These reclassifications have no effect upon the net asset value of the respective funds.

EXPENSES

Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to the funds based upon each fund's relative average net assets.

TRANSACTION WITH AFFILIATES

2   (a) Growth, Fund, Bond, and Money Market Funds

As investment manager for the NIF Funds, Nationwide Financial Services, Inc.
(NFS), an affiliated company, earns an annual fee of .5% based on the average daily net assets; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the periods covered by the financial statements.

The investment manager waived annual fees totaling .05% of average daily net assets in the Money Market Fund from November 1, 1994 through October 31, 1995, or $273,950 representing $.0005 per average share outstanding.

NFS provides administrative and accounting services to the funds. As compensation for these services, NFS receives an annual fee of $48,000 from NIF.

NFS also receives fees (sales charges) for services as principal underwriter. Such fees are deducted from and are not included in proceeds from sales of capital shares. From such fees, NFS pays sales commissions and other distribution expenses. Such fees aggregated $609,266 on Growth Fund shares, $520,812 on Nationwide Fund shares, and $131,140 on Bond Fund shares for the year ended ended October 31, 1995.

TRANSFER & DIVIDEND DISBURSING AGENT

A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Funds.

BANK LOANS

3   The NIF Trust has an unsecured bank line of credit of $12,000,000.
Borrowings under this arrangement bear interest at the Federal Funds rate plus
 .50%. No compensating balances are required.

INVESTMENT TRANSACTIONS

4   Purchases and sales of securities (excluding U.S. government and short-term securities), and purchases and sales of U.S. government obligations for the year ended October 31, 1995 are summarized as follows:

                                               Purchases                Sales
Growth ............................           $119,518,139           120,241,783
NW Fund ...........................            109,262,204           145,653,985
Bond ..............................             85,237,410            88,340,919
Money Market ......................                     --                    --

                           U.S. Government Obligations

                                                 Purchases                 Sales
Growth ............................           $232,247,757           212,837,652
NW Fund ...........................              9,710,938            10,012,500
Bond ..............................              2,000,000             3,120,313
Money Market ......................             85,199,266            77,634,071

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation (depreciation) at October 31, 1995 are the following components:

                                                                  Net unrealized
                              Unrealized          Unrealized       appreciation
                                gains               losses        (depreciation)
Growth ..............        $149,975,275        (11,287,950)      138,687,325
NW Fund .............         263,265,064        (17,089,006)      246,176,058
Bond ................           5,169,473           (452,401)        4,717,072

                          INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of The Nationwide Investing Foundation:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of The Nationwide Investing Foundation--Nationwide Growth Fund, Nationwide Fund, Nationwide Bond Fund, Nationwide Money Market Fund as of October 31, 1995, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1995 by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Nationwide Investing Foundation as of October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.




                                                 KPMG Peat Marwick LLP


Columbus, Ohio
December 8, 1995

                                    APPENDIX

DESCRIPTION OF NSRO RATINGS

SHORT-TERM RATINGS (including commercial paper, senior short-term obligations and deposit obligations). Issues rated Duff 2 by Duff & Phelps, Inc. (D&P) have good certainty of timely payment; liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small. Relative strengths or weaknesses of the above factors determines whether the issuer's commercial paper is rated Duff 1+, Duff 1, or Duff 1-.

Issues assigned F-2 by Fitch Investors Services, Inc. (Fitch) have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings. Issues assigned the rating of F-1+ are regarded as having the strongest degree of assurance for timely payment, and issues assigned F-1 reflect an assurance of timely payments only slightly less in degree than issues rated F-1+.

Among the factors considered by Moody's Investors Service, Inc. (Moody's) in assigning ratings re the following: (1) quality of management; (2) industry strengths and risks; (3) vulnerability to business cycles; (4) competitive position; (5) liquidity measurements; (6) debt structure; (7) operating trends; and (B) access to capital markets. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated P-1 or P-2.

Issues rated by Standard & Poor's (S&P) as A-1, the highest category, indicates that the degree of safety regarding timely payment is strong. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated AA or better. The issuer has access to at least two additional channels of borrowing. Basic earning and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1+, A-1 or A-2.

Issues rated TBW-2 by Thomson Bank Watch (Thomson) have a strong degree of safety regarding timely repayment of principal and interest. The relative degree of safety is not quite as high as an issue with a TBW-1 rating.

IBCA Limited and its affiliate, IBCA, Inc. (IBCA) issue ratings and reports on the largest U.S. and international bank holding companies, as well as major investment banks. IBCA's short-term rating system utilizes a dual system--Individual Ratings and Legal Ratings. The Individual Rating addresses 1) the current strength of consolidated banking companies and their principal bank subsidiaries. A consolidated bank holding company/bank with an "A" rating has a strong balanced sheet, a favorable credit profile and a consistent record of well above average performance. A "B" rating indicates a sound credit profile without significant problems. Performance is generally in line with or better than that of its peers. The Legal Rating addresses the question of whether an institution would receive support if it ran into difficulties. Issues rated A-1 are obligations supported by a very strong capacity for timely repayment. Issues rated A-2 have a very strong capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thomson issues ratings on bank holding companies, U.S. banks, international banks, investment banks and savings and loan associations. Issues rated TBW1 are obligations that indicate a very high degree of likelihood that principal and interest will be paid on a timely basis. A TBW2 rating indicates that the relative degree of safety is not quite as high as an issue with a TBW1 rating.

BOND RATINGS

Bonds rated AA or AAA by D&P are deemed to be high quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Bonds rated AA or AAA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

Moody's three highest bond ratings are: Aaa - judged to be the best quality - carry the smallest degree of investment risk; Aa - judged to be high quality by all standards; A possess favorable atttributes and are considered "upper medium" grade obligations.

S&P's three highest bond ratings are: AAA - highest grade obligations - possess the ultimate degree of protection and indicates an extremely strong capacity to pay principal and interest; AA - also qualify as high grade obligations, and in the majority of instances differ only in small degrees from issues rated AAA; A
- strong ability to pay interest and repay principal although more susceptible to change in circumstances.

Bonds rated AA or AAA by IBCA indicates a very strong capacity for timely repayment of debt. Margins of protection may not be as large as for AAA issues.

Bonds rated AA or AAA by Thomson indicates ability to repay principal and interest on a timely basis. Bonds rated AA may have limited incremental risk versus AAA issues.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       (a)  Financial Statements:

                          Nationwide Fund
                          Nationwide Growth Fund
                          Nationwide Bond Fund
                          Nationwide Money Market Fund


                                                                           Page
                                                                           ----
          (1)  Financial statements and schedules included in Prospectus
               (Part A):

               Financial Highlights for each of the years in the ten
               year period ended October 31, 1995.                         4-5

          (2)  Financial statements and schedules included in Part B:

               Those financial statements and schedules required by Item
               23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

               Statements of Assets and Liabilities at October 31, 1995.   52

               Statements of Operations for the year ended October 31,
               1995.                                                       53

               Statements of Changes in Net Assets for each of the years
               in the two year period ended October 31, 1995.              54-55


               Statements of Investments at October 31, 1995.              61

               Notes to Financial Statements.                              62

               Independent Auditors' Report relating to the above
               financial statements and the Financial Highlights.          63

               Appendix

       (b)  Exhibits:

          (1) Trust Indenture (Charter), previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

          (2) Code of Regulations, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

          (3)  Not applicable.

          (4) Specimen stock certificates, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

          (5) Investment Management Agreement, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

          (6) Underwriting Contract, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

          (7)  Not applicable.

          (8) Custody Agreement - previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

          (9)  Not applicable.


          (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable was filed with the Securities and Exchange Commission on December 20, 1995, pursuant to Rule 24f-2, and herein incorporated by reference.


          (11) Independent Auditors' Consent.

          (12) Financial Statements for Inclusion - Part C of Registration Statement.

          (13) Not applicable.

          (14) Not applicable.

          (15) Not applicable.

          (16) Performance Quotation Computation Schedule.

Item 25.  Persons Controlled by or Under Common Control with Registrant

       No person is presently controlled by or under common control with Registrant.

Item 26.  Number of Holders of Securities

                                                               Number of Record
                                                               Holders as of
       Title of Class                                          December 31, 1995
       --------------                                          -----------------
       Nationwide Fund                                         41,360
       Nationwide Growth Fund                                  39,808
       Nationwide Bond Fund                                     8,894
       Nationwide Money Market Fund                            24,925

Item 27.  Indemnification

       Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Trust Indenture. Each person who is or has been a Trustee, Officer or Beneficiary of the Trust shall be indemnified by the Trust against expenses reasonably incurred by him in connection with any claim or in connection with any action, suit or proceeding, civil or criminal, to which he may be a party by reason of his being or having been a Trustee, Officer or Beneficiary of the Trust, if he acted (i) in good faith in a manner he reasonably believed to be in or not opposed to the best interests of the Trust and with respect to any criminal action or proceeding had no reasonable cause to believe that his conduct was unlawful and (ii) without willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The term "expenses" shall include, without limitation, attorneys' fees, costs, judgments, fines, penalties, amounts paid in settlement or to secure termination of litigation, and other liabilities, other than amounts paid to the Trust itself.

       Any indemnification under subsection (a) shall be made by the Trust only upon the determination that indemnification is proper in the circumstances because the Trustee, Officer or Beneficiary has met the applicable standards of conduct set forth herein. The determination provided for herein shall be made
(1) by the Trustees of a majority vote of a quorum consisting of Trustees who were not parties to such claim, action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, or (3) by a majority vote of a quorum of the Beneficiaries at any regular or special meeting of said Beneficiaries.

       The foregoing right of indemnification shall be in addition to any other rights to which such Trustee, Officer or Beneficiary may be entitled under any regulation, agreement, insurance purchased by the Trust, vote of Beneficiaries or disinterested Trustees or otherwise.

       Anything to the contrary notwithstanding, nothing herein shall protect any Trustee or Officer against any liability to the Trust or its Beneficiaries to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 28.  Business and Other Connections of Investment Adviser

       Nationwide Financial Services, Inc. (NFS), the investment adviser of Nationwide Investing Foundation, also serves as investment adviser to the Nationwide Investing Foundation II, Nationwide Separate Account Trust and Financial Horizons Investment Trust, and serves as general distributor to the Nationwide Multi-Flex, Nationwide Spectrum, Nationwide DC, and Nationwide Variable Accounts, separate accounts of Nationwide Life Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

          Directors and Officers of Investment Adviser

Lewis J. Alphin      Farm Owner and Operator, 519 Bethel Church Road, Mount
                     Olive, NC 28365

                     Director

                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Wausau Service Corporation.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company.

Willard J. Engel     General Manager--Lyon County Cooperative Oil Company, 1100
                     East Main Street, Marshall, MN 56258

                     Director

                     Nationwide Mutual, Nationwide Mutual Fire,

                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company.

Fred C. Finney       Farm Owner and Operator-Melrose Fruit Farm; Operator-
                     Melrose Orchard, 1558 West Moreland Road,
                     Wooster, OH 44691

                     Director

                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Wausau Service Corporation
                     Wausau Business Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau General Insurance Company.

Peter F. Frenzer     President and Chief Operating Officer and Director

                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company

                     President and Director


                     California Cash Management Company
                     National Premium and Benefit Administration Company Nationwide Cash Management Company
                     Nationwide Corporation
                     Nationwide Investors Services, Inc.
                     Nationwide Property Management, Inc.


                     Executive Vice President and Director


                     Employers Insurance of Wausau A Mutual Company Employers Life Insurance Company of Wausau Wausau Service Corporation
                     Wausau Preferred Health Insurance Company
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Indemnity Company


                     Executive Vice President


                     Colonial Insurance Company of California
                     Lone Star General Agency, Inc.
                     Nationwide Mutual Insurance Company
                     Nationwide Mutual Fire Insurance Company
                     Nationwide General Insurance Company
                     Nationwide Property and Casualty Insurance
                     Company

                     Executive Vice President-Investments

                     The Beak and Wire Corporation

                     Colonial County Mutual Insurance Company

                     Trustee

                     Nationwide Insurance Enterprise Foundation

                     Vice Chairman and Director

                     Nationwide Financial Institution Distributors Agency, Inc. Nationwide Communications Inc.
                     Nationwide Development Company
                     NEA Valuebuilder Investor Services, Inc.
                     PEBSCO Securities Corp.
                     Public Employees Benefit Services Corporation

                     Director, Chairman and Chief Executive Officer

                     Pension Associates of Wausau, Inc.

                     Director

                     Affiliate Agency, Inc.
                     Affiliate Agency of Ohio, Inc.
                     Financial Horizons Distributors Agency of Alabama,
                     Inc.
                     Financial Horizons Distributors Agency of Ohio,
                     Inc.
                     Financial Horizons Distributors Agency of
                     Oklahoma, Inc.
                     Financial Horizons Securities Corporation
                     InHealth Agency, Inc.
                     Nationwide HMO, Inc.
                     InHealth Management Systems, Inc.
                     Landmark Financial Services of New York, Inc.
                     MRM Investments, Inc.
                     National Casualty Company
                     National Premium & Benefit Administration
                     Company
                     Nationwide Community Urban Redevelopment
                     Corporation
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company
                     NWE, Inc.

                     Chairman of the Board and Director

                     West Coast Life Insurance Company
                     Neckura Holding Company

                     Vice Chairman, President and Director

                     Nationwide Financial Services, Inc.

                     Chairman and Trustee

                     Financial Horizons Investment Trust
                     Nationwide Investing Foundation
                     Nationwide Investing Foundation II
                     Nationwide Separate Account Trust.

Charles L. Fuellgraf, Jr.

                     Chief Executive Officer

                     Fuellgraf Electric Co., Electrical Construction and Engineering Services, 600 S. Washington St.,
                     Butler, PA 16001

                     Director

                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company Nationwide Financial Services, Inc.
                     Nationwide Property Management, Inc.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau Service Corporation
                     Chairman of the Board and Director
                     Nationwide Communications Inc.
                     Nationwide Development Company
                     Trustee
                     Nationwide Insurance Enterprise Foundation
                     Nationwide Investing Foundation.

Henry S. Holloway
                     Farm Owner and Operator, 1247 Stafford Road,
                     Darlington, MD 21034
                     Director
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Property and Casualty, and Nationwide General Insurance Companies
                     Chairman of the Board and Director
                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company Nationwide Corporation
                     Director
                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Property Management, Inc.
                     Nationwide Development Company
                     Nationwide Financial Services, Inc.
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau Service Corporation
                     West Coast Life Insurance Company
                     Trustee
                     Nationwide Insurance Enterprise Foundation.

Gordon E. McCutchan
                     Executive Vice President-Law and Corporate
                     Services and Secretary

                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies
                     NEA Valuebuilder Investor Services, Inc.

                     Nationwide Financial Institution Distributors Agency, Inc. Colonial County Mutual Insurance Company
                     Colonial Insurance Company of California
                     Lone Star General Agency, Inc.
                     Nationwide Communications Inc.
                     Employers Insurance of Wausau A Mutual Company
                     National Premium and Benefit Administration Company Nationwide Community Urban Redevelopment
                     Corporation
                     Nationwide Corporation
                     Nationwide Insurance Enterprise Foundation
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau Service Corporation
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     West Coast Life Insurance Company
                     Executive Vice President-Law and Corporate
                     Services
                     Employers Life Insurance Company of Wausau
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Pension Associates of Wausau, Inc.
                     PEBSCO Securities Corp.
                     Public Employees Benefit Services Corporation
                     Wausau Preferred Health Insurance Company
                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Nationwide Development Company
                     Nationwide Property Management, Inc.
                     Wausau International Underwriters
                     Executive Vice President-Law and Corporate
                     Services and Director
                     Nationwide Financial Services, Inc.
                     Nationwide Investor Services, Inc.

                     Executive Vice President-Law and Corporate
                     Services and Secretary and Director

                     California Cash Management Company
                     National Casualty Company
                     Nationwide Cash Management Company
                     Nationwide Indemnity Company

                     Vice Chairman and Director
                     Neckura Insurance Company
                     Neckura Life Insurance Company
                     Secretary

                     The Beak and Wire Corporation
                     Affiliate Agency, Inc.

                     Affiliate Agency of Ohio, Inc.
                     Financial Horizons Distributors Agency of Alabama,
                     Inc.
                     Financial Horizons Distributors Agency of Ohio,
                     Inc.
                     Financial Horizons Distributors Agency of
                     Oklahoma, Inc.
                     Financial Horizons Securities Corporation
                     Landmark Financial Services of New York, Inc.
                     NEA Valuebuilder Investor Services of Alabama,
                     Inc.
                     NEA Valuebuilder Investor Services of Montana
                     NEA Valuebuilder Investor Services of Nevada
                     NEA Valuebuilder Investor Services of Ohio, Inc. NEA Valuebuilder Investor Services of Oklahoma, Inc.
                     NEA Valuebuilder Investor Services of Wyoming

                     Vice Chairman, Secretary and Director
                     Gates, McDonald & Company
                     Chairman of the Board, Secretary and Director Gates, McDonald & Company of Nevada
                     Gates, McDonald & Company of New York, Inc.
                     Secretary and Director

                     InHealth Agency, Inc.
                     Nationwide HMO, Inc.
                     InHealth Management Systems, Inc.

                     Director

                     Leben Direkt Insurance Company
                     MRM Investments, Inc.
                     NWE, Inc.
                     Neckura Holding Company.


D. Richard McFerson
                     President and Chief Executive Officer-Nationwide Insurance Enterprise and Director
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Colonial Insurance Company of California
                     West Coast Life Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Company
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     National Casualty Company
                     Nationwide Financial Services, Inc.
                     California Cash Management Company
                     Nationwide Cash Management Company
                     Employers Insurance of Wausau A Mutual Company
                     Wausau Service Corporation
                     Wausau Business Insurance Company
                     Wausau Underwriters Insurance Company
                     Chairman, President and Chief Executive Officer-Nationwide Insurance Enterprise and Director

                     American Marine Underwriters, Inc.

                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Employers Life Insurance Company of Wausau
                     Nationwide Financial Institution Distributors Agency, Inc. Wausau International Underwriters
                     Wausau Preferred Health Insurance Company


                     Chairman and Director

                     PEBSCO Securities Corp.
                     NEA Valuebuilder Investor Services, Inc.

                     President and Chief Executive Officer and Director

                     Nationwide Indemnity Company

                     Trustee

                     Financial Horizons Investment Trust
                     Nationwide Investing Foundation
                     Nationwide Investing Foundation II
                     Nationwide Separate Account Trust

                     Vice Chairman and Chief Executive Officer and Director

                     Wausau General Insurance Company

                     Chairman of the Board

                     Nationwide Insurance Golf Charities, Inc.

                     Chairman of the Board and Director

                     Lone Star General Agency, Inc.
                     Nationwide Community Urban Redevelopment
                     Corporation
                     Colonial County Mutual Insurance Company
                     Nationwide Property Management, Inc.

                     Vice Chairman, President and Chief Executive
                     Officer-Nationwide Insurance Enterprise and
                     Director

                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company

                     Chairman of the Board, President and Chief
                     Executive Officer-Nationwide Insurance Enterprise and Director

                     Gates, McDonald & Company
                     Nationwide Investor Services, Inc.
                     Public Employees Benefit Services Corporation


                     Director


                     Gates, McDonald & Company of Nevada
                     Gates, McDonald & Company of New York

                     Chairman of the Board, President and Chief
                     Executive Officer-Nationwide Insurance Enterprise and Trustee

                     Nationwide Insurance Enterprise Foundation.

David O. Miller      President Owen Potato Farm, Inc. and Partner,
                     M&M Enterprises, 115 Sprague Drive,
                     Hebron, OH 43025


                     Director

                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies
                     Colonial Insurance Company of California
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Company
                     Nationwide Financial Services, Inc.
                     Nationwide Property Management, Inc.
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     West Coast Life Insurance Company

                     Chairman of the Board and Director

                     Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company

                     Trustee

                     Nationwide Insurance Enterprise Foundation.


C. Ray Noecker       Farm Owner and Operator, 2770 State Route 674
                     South, Ashville, Ohio 43203

                     Director


                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company.


James Ferry Patterson
                     President, Patterson Farms, Inc.; Vice President, Pattersons Inc. -
                     8765 Mulberry Road, Chesterland, OH
                     44026


                     Director


                     Nationwide Mutual, Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies Colonial Insurance Company of California Farmland Mutual Insurance Company
                     Nationwide Financial Services, Inc.
                     National Casualty Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Property Management, Inc.

                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Company
                     Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company


                     Chairman of the Board and Director

                     Nationwide Mutual Fire Insurance Company

                     Trustee

                     Nationwide Insurance Enterprise Foundation.


Robert H. Rickel     Rancher, P.O. Box 319, Bayview, ID 83803

                     Director


                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance
                     Companies
                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Scottsdale Insurance Company
                     Scottsdale Indemnity Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company

                     Director and Chairman of the Board

                     Nationwide General Insurance Company

                     Trustee

                     Nationwide Investing Foundation.


Arden L. Shisler     President and CEO, K&B Transport, Inc.; Farm Owner;
                     1356 North Wenger Road, Dalton, OH 44618


                     Chairman of the Board and Director

                     Nationwide Mutual Insurance Company

                     Director

                     Nationwide Mutual Fire, Nationwide Life,
                     Nationwide General, Nationwide Property and
                     Casualty and Nationwide Life and Annuity Insurance
                     Companies
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Company
                     Nationwide Property Management Inc.
                     Scottsdale Insurance Company
                     Scottsdale Indemnity Company
                     West Coast Life Insurance Company
                     Nationwide Financial Services, Inc.

                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company

                     Trustee

                     Nationwide Insurance Enterprise Foundation.

Robert Leonard Stewart
                     Farm Owner and Operator; Owner, Sunnydale Mining, 88740 Fairview Road, Jewett, OH 43986

                     Chairman of the Board and Director

                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company

                     Director

                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Company.
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company.

Nancy C. Thomas      Farm Owner and Operator Da-Ma-Lor Farms,
                     10835 Georgetown Road, N.E., Louisville, Ohio
                     44641

                     Chairman of the Board and Director

                     Nationwide Property and Casualty Insurance
                     Company

                     Director

                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General and
                     Nationwide Life and Annuity Insurance Companies Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company

                     Trustee

                     Nationwide Investing Foundation.

Harold W. Weihl
                     Farm Owner and Operator, 14282 King Road,
                     Bowling Green, Ohio 43402

                     Chairman of the Board and Director

                 Nationwide Financial Services, Inc.
                 Director
                 Nationwide Mutual, Nationwide Mutual Fire,
                 Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                 Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                 Wausau Business Insurance Company
                 Wausau General Insurance Company
                 Wausau Service Corporation
                 Wausau Underwriters Insurance Company
                 Trustee
                 Nationwide Investing Foundation.

Robert A. Oakley Executive Vice President-Chief Financial Officer
                 Nationwide Mutual, Nationwide Mutual Fire,
                 Nationwide Life, Nationwide General, Nationwide
                 Property and Casualty, and Nationwide Life and
                 Annuity Insurance Companies
                 American Marine Underwriters, Inc.
                 Companies Agency, Inc.
                 Companies Agency of Alabama, Inc.
                 Companies Agency of Idaho, Inc.
                 Companies Agency of Illinois, Inc.
                 Companies Agency of Kentucky, Inc.
                 Companies Agency of Massachusetts, Inc.
                 Companies Agency of New York, Inc.
                 Companies Agency of Pennsylvania, Inc.
                 Companies Agency of Phoenix, Inc.
                 Employers Life Insurance Company of Wausau
                 National Casualty Company
                 National Premium and Benefit Administration
                 Company
                 The Beak and Wire Corporation
                 Colonial Insurance Company of California
                 Employers Insurance of Wausau A Mutual Company
                 Farmland Mutual Insurance Company
                 Nationwide Financial Institution Distributors Agency, Inc. Lone Star General Agency, Inc.
                 MRM Investments, Inc.
                 Nationwide Agribusiness Insurance Company
                 Nationwide Communications Inc.
                 Nationwide Corporation
                 Nationwide Development Co.
                 Nationwide Financial Services, Inc.
                 Nationwide Investor Services, Inc.
                 Nationwide Insurance Enterprise Foundation
                 Nationwide Property Management, Inc.
                 NEA Valuebuilder Investor Services, Inc.
                 Colonial County Mutual Insurance Company
                 PEBSCO Securities Corp.
                 Pension Associates of Wausau, Inc.
                 Public Employees Benefit Services Corporation
                 Scottsdale Indemnity Company
                 Scottsdale Insurance Company
                 Wausau Business Insurance Company

                 Wausau General Insurance Company
                 Wausau Preferred Health Insurance Company
                 Wausau Service Corporation
                 Wausau Underwriters Insurance Company
                 West Coast Life Insurance Company
                 Senior Vice President-Chief Financial Officer
                 Countrywide Services Corporation
                 Executive Vice President-Chief Financial Officer and Director California Cash Management Company
                 Nationwide Cash Management Company
                 Nationwide Community Urban Redevelopment
                 Corporation
                 Nationwide Indemnity Company
                 Executive Vice President
                 Companies Agency Insurance Services of California
                 Wausau International Underwriters
                 Director
                 Auto Direkt Insurance Company
                 Neckura Holding Company
                 Wausau Insurance Company (U.K.) Limited.

Robert J. Woodard, Jr.
                 Executive Vice President-Chief Investment Officer Nationwide Mutual, Nationwide Mutual Fire,
                 Nationwide General, Nationwide Property and Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                 Colonial Country Mutual Insurance Company
                 Colonial Insurance Company of California
                 Employers Insurance of Wausau A Mutual Company
                 Employers Life Insurance Company of Wausau
                 Farmland Mutual Insurance Company
                 Gates, McDonald & Company
                 Lone Star General Agency, Inc.
                 National Casualty Company
                 Nationwide Agribusiness Insurance Company
                 Nationwide Communications Inc.
                 Nationwide Corporation
                 Nationwide Financial Services, Inc.
                 Nationwide Indemnity Company
                 Nationwide Insurance Enterprise Foundation
                 Scottsdale Indemnity Company
                 Scottsdale Insurance Company
                 Wausau Business Insurance Company
                 Wausau General Insurance Company
                 Wausau Preferred Health Insurance Company
                 Wausau Service Corporation
                 Wausau Underwriters Insurance Company
                 West Coast Life Insurance Company
                 Director and Senior Vice President
                 Nationwide Property Management, Inc.
                 President
                 Nationwide Development Company
                 Director and President
                 Nationwide Community Urban Redevelopment Corporation
                 MRM Investments, Inc.
                 NWE, Inc.

                 Senior Vice President
                 California Cash Management Company
                 Nationwide Cash Management Company.

James F. Laird, Jr.
                 Vice President and General Manager
                 Nationwide Financial Services, Inc.
                 Vice President and General Manager and Director
                 Nationwide Investors Services, Inc.
                 Treasurer
                 Nationwide Investing Foundation
                 Nationwide Investing Foundation II
                 Nationwide Separate Account Trust
                 Assistant Treasurer
                 Financial Horizons Investment Trust.

Harry A. Schermer
                 Vice President-Equity Securities
                 Nationwide Mutual, Nationwide Mutual Fire,
                 Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                 Nationwide Indemnity Company
                 Vice President-Investments
                 Nationwide Financial Services, Inc.
                 Vice President
                 Nationwide Insurance Enterprise Foundation
                 Assistant Treasurer
                 Financial Horizons Investment Trust
                 Nationwide Separate Account Trust
                 Nationwide Investing Foundation
                 Nationwide Investing Foundation II.

W. Sidney Druen  Senior Vice President and General Counsel and
                 Assistant Secretary
                 Nationwide Mutual, Nationwide Mutual Fire,
                 Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies
                 Nationwide Financial Services, Inc.
                 Employers Insurance of Wausau A Mutual Company Employers Life Insurance Company of Wausau Wausau Business Insurance Company
                 Wausau General Insurance Company
                 Wausau Underwriters Insurance Company
                 Wausau Preferred Health Insurance Company
                 Wausau Service Corporation
                 Senior Vice President and General Counsel
                 Affiliate Agency, Inc.
                 Affiliate Agency of Ohio, Inc.
                 American Marine Underwriters, Inc.
                 The Beak and Wire Corporation
                 California Cash Management Company
                 Colonial County Mutual Insurance Company
                 Colonial Insurance Company of California
                 Farmland Mutual Insurance Company
                 Nationwide Agribusiness Insurance Company

                 Nationwide Financial Institution Distributors Agency, Inc. Financial Horizons Distributors Agency of Alabama,
                 Inc.
                 Financial Horizons Distributors Agency of Ohio,
                 Inc.
                 Financial Horizons Distributors Agency of
                 Oklahoma, Inc.
                 Financial Horizons Securities Corporation
                 Gates, McDonald & Company
                 Gates, McDonald & Company of Nevada
                 Gates, McDonald & Company of New York
                 Landmark Financial Services of New York, Inc.
                 National Casualty Company
                 Nationwide Cash Management Company
                 Nationwide Communications Inc.
                 Nationwide Corporation
                 Companies Agency, Inc.
                 Companies Agency Insurance Services of California Companies Agency of Alabama, Inc.
                 Companies Agency of Idaho, Inc.
                 Companies Agency of Illinois, Inc.
                 Companies Agency of Kentucky, Inc.
                 Companies Agency of Massachusetts, Inc.
                 Companies Agency of New York, Inc.
                 Companies Agency of Pennsylvania, Inc.
                 Companies Agency of Phoenix, Inc.
                 Countrywide Services Corporation
                 Lone Star General Agency Inc.
                 Nationwide Development Company
                 Nationwide Insurance Enterprise Foundation
                 Nationwide Indemnity Company
                 NEA Valuebuilder Investor Services, Inc.
                 NEA Valuebuilder Investor Services of Alabama,
                 Inc.
                 NEA Valuebuilder Investor Services of Montana
                 NEA Valuebuilder Investor Services of Nevada
                 NEA Valuebuilder Investor Services of Ohio, Inc.
                 NEA Valuebuilder Investor Services of Oklahoma,
                 Inc.
                 NEA Valuebuilder Investor Services of Wyoming
                 Nationwide Investor Services, Inc.
                 MRM Investments, Inc.
                 NWE, Inc.
                 Nationwide Property Management, Inc.
                 PEBSCO of Massachusetts Insurance Agency, Inc.
                 PEBSCO Securities Corp.
                 Pension Associates of Wausau, Inc.
                 Public Employees Benefit Services Corporation
                 Public Employees Benefit Services Corporation of
                 Alabama
                 Public Employees Benefit Services Corporation of
                 Arkansas
                 Public Employees Benefit Services Corporation of
                 Montana
                 Public Employees Benefit Services Corporation of
                 New Mexico
                 Scottsdale Indemnity Company

                 Scottsdale Insurance Company
                 West Coast Life Insurance Company
                 Senior Vice President and General Counsel and
                 Director
                 Nationwide Community Urban Redevelopment
                 Corporation
                 General Counsel
                 Nationwide Insurance Golf Charities, Inc.

William G. Goslee
                 Treasurer
                 Nationwide Financial Services, Inc.
                 Nationwide Investors Services, Inc.
                 Assistant Treasurer
                 Nationwide Investing Foundation
                 Nationwide Separate Account Trust
                 Nationwide Investing Foundation II
                 Financial Horizons Investment Trust.

Rae I. Mercer    Secretary
                 Nationwide Financial Services, Inc.
                 Nationwide Investors Services, Inc.
                 Nationwide Investing Foundation
                 Nationwide Separate Account Trust
                 Nationwide Investing Foundation II
                 Financial Horizons Investment Trust.

Peter J. Neckermann
                 Vice President - Economic and Investment Services Nationwide Mutual, Nationwide Mutual Fire, Nationwide General, Nationwide Property and Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                 Nationwide Indemnity Company
                 Vice President
                 Nationwide Financial Services, Inc.
                 Director
                 Nationwide Investors Services, Inc.
                 Assistant Secretary
                 West Coast Life Insurance Company
                 Assistant Treasurer
                 Financial Horizons Investment Trust
                 National Casualty Company
                 National Premium and Benefit Administration
                 Company
                 Nationwide Investing Foundation
                 Nationwide Investing Foundation II
                 Nationwide Separate Account Trust.



Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

     Farmland Mutual Insurance Company
     Nationwide Agribusiness Insurance Company
     1963 Bell Avenue
     Des Moines, Iowa 50315-1000

     Colonial Insurance Company of California
     2390 East Orangewood Avenue
     P.O. Box 4347
     Anaheim, California 92803-4347

     Employers Insurance of Wausau A Mutual Company
     2000 Westwood Drive
     Wausau, Wisconsin 54401-7881

     Scottsdale Insurance Company
     8877 North Gainey Center Drive
     P.O. Box 4110
     Scottsdale, Arizona 85261-4110

     West Coast Life Insurance Company
     343 Sansome Street
     San Francisco, California 94104-1303

     National Casualty Company
     8877 North Gainey Center Drive
     P.O. Box 4110
     Scottsdale, Arizona 85261-4110

     Lone Star General Agency, Inc.
     P.O. Box 14700
     Austin, Texas 78761


     Auto Direkt Insurance Company
     Columbus Insurance Brokerage Service, GMBH
     Neckura General Insurance Company
     Neckura Holding Company
     Neckura Insurance Company
     Neckura Life Insurance Company
     John E. Fisher Str. 1
     61440 Oberursel/Ts.
     Germany


     Nationwide Development Company
     One Nationwide Plaza
     Columbus, Ohio 43215

     Public Employees Benefit Services Corporation
     Two Nationwide Plaza
     Columbus, Ohio 43215

Item 29.  Principal Underwriters

     (a)  See Item 28 above.

 (b) NATIONWIDE FINANCIAL SERVICES, INC.

                   DIRECTORS

NAME                          BUSINESS ADDRESS              TITLE                     POSITION WITH
                                                                                      REGISTRANT

Harold W. Wiehl               14282 King Road               Chairman of Board         N/A
                              Bowling Green, OH 43402       of Directors

Lewis J. Alphin               519 Bethel Church Road        Director                  N/A
                              Mt. Olive, NC  28365

Willard J. Engel              1100 E. Main Street           Director                  N/A
                              Marshall, MN  56258

Frederick C. Finney           1558 W. Moreland Road         Director                  N/A
                              Wooster, OH 44691

Peter F. Frenzer              One Nationwide Plaza          Director and Vice         Chairman of
                              Columbus, OH 43215            Chairman                  Board of Trustees

Charles L. Fuellgraf, Jr.     600 S. Washington Street      Director                  Trustee
                              Butler, PA 16001

Henry S. Holloway             1247 Stafford Road            Director                  N/A
                              Darlington, MD 21034

Gordon E. McCutchan           One Nationwide Plaza          Director                  N/A
                              Columbus, OH 43215

D. Richard McFerson           One Nationwide Plaza          President and Director    Trustee
                              Columbus, OH 43215            and Chief Executive
                                                            Officer-Nationwide
                                                            Insurance Enterprise

David O. Miller               115 Sprague Drive             Director                  N/A
                              Hebron, OH  43025

C. Ray Noecker                2770 St. Rt. 674              Director                  N/A
                              Ashville, OH  43103

James F. Patterson            8765 Mulberry Road            Director                  N/A
                              Chesterland, OH  44026

Robert H. Rickel              P.O. Box 319                  Director                  Trustee
                              Bayview, ID 83803

Arden L. Shisler              2724 West Lebanon Road        Director                  N/A
                              Dalton, OH 44618


Robert L. Stewart             88740 Fairview Road           Director                  N/A
                              Jewett, OH 43986

Nancy C. Thomas               10835 Georgetown St. N.E.     Director                  Trustee
                              Louisville, OH 44641

                              OFFICERS

NAME                          BUSINESS ADDRESS              TITLE                     POSITION WITH
                                                                                      REGISTRANT

Harold W. Wiehl               14282 King Road               Chairman of Board of      Trustee
                              Bowling Green, OH 43402       Directors

Peter F. Frenzer              One Nationwide Plaza          Vice Chairman and         Chairman of Board
                              Columbus, OH 43215            President                 of Trustees

Robert J. Woodward, Jr.       One Nationwide Plaza          Executive Vice Presi-     N/A
                                                            dent-Chief Investment
                                                            Officer

Gordon E. McCutchan           One Nationwide Plaza          Executive Vice            N/A
                              Columbus, OH 43215            President-Law and
                                                            Corporate Services

Robert A. Oakley              One Nationwide Plaza          Executive Vice Presi-     N/A
                              Columbus, OH 43215            dent, Chief Financial
                                                            Officer

W. Sidney Druen               One Nationwide Plaza          Senior Vice President,    Counsel
                              Columbus, OH 43215            General Counsel and
                                                            Assistant Secretary

Peter J. Neckermann           One Nationwide Plaza          Vice President            Assistant
                              Columbus, OH 43215                                      Treasurer

Harry A. Schermer             One Nationwide Plaza          Vice President-           Assistant
                              Columbus, OH 43215            Investments               Treasurer

James F. Laird, Jr.           One Nationwide Plaza          Vice President and        Assistant Treasurer
                              Columbus, OH 43215            General Manager

William G. Goslee             One Nationwide Plaza          Treasurer                 Assistant
                              Columbus, OH 43215                                      Treasurer

Rae Mercer                    One Nationwide Plaza          Secretary                 Secretary
                              Columbus, OH 43215



Item 30.  Location of Accounts and Records

     William G. Goslee
     Nationwide Financial Services, Inc.
     One Nationwide Plaza
     Columbus, OH  43215

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings



         (a) The Trust shall furnish to each person to whom a prospectus is delivered, a copy of the Trust's Annual Report, upon request and without charge.

         (b) Registrant will call such meeting when requested in writing to do so by the holders of not less than 10 percent of its outstanding shares; whenever ten or more shareholders of record of registrant who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 percent of the outstanding shares of registrant, whichever is less, shall apply to the Trustees of registrant in writing, stating that they wish to communicate with the other shareholders with a view to obtaining signatures to a request for a meeting pursuant to Section 16(c) of the Investment Company Act of 1940 and accompanied by a form of communications and request which they wish to transmit, registrant shall thereafter comply in all respects with the provisions of said Section 16(c) insofar as they relate to such shareholder communications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio, on the 29 day of February, 1996.

                                       NATIONWIDE INVESTING FOUNDATION
                                       NATIONWIDE INVESTING FOUNDATION II


                                       By
                                         ---------------------------------
                                           James F. Laird, Jr., Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated.

SIGNATURE                                   TITLE
---------                                   -----

PRINCIPAL EXECUTIVE OFFICER

         PETER F. FRENZER                   Trustee and Chairman, Nationwide Investing Foundation (NIF),
----------------------------------
         Peter F. Frenzer                                         Nationwide Investing Foundation II (NIF-II)

PRINCIPAL ACCOUNTING AND
FINANCIAL OFFICER

         JAMES F. LAIRD, JR.                Treasurer, Nationwide Investing Foundation (NIF),
----------------------------------
         James F. Laird, Jr.                Nationwide Investing Foundation II (NIF-II)

         JOHN C. BRYANT                     Trustee, NIF, NIF-II
----------------------------------
         John C. Bryant

         C. BRENT DEVORE                    Trustee, NIF
----------------------------------
         C. Brent DeVore

         SUE A. DOODY                       Trustee, NIF
----------------------------------
         Sue A. Doody

         ROBERT M. DUNCAN                   Trustee, NIF, NIF-II
----------------------------------
         Robert M. Duncan

         CHARLES L. FUELLGRAF, JR.          Trustee, NIF
----------------------------------
         Charles L. Fuellgraf, Jr.

         THOMAS J. KERR, IV                 Trustee, NIF, NIF-II
----------------------------------
         Thomas J. Kerr, IV

         DOUGLAS F. KRIDLER                 Trustee, NIF
----------------------------------
         Douglas F. Kridler

         D. RICHARD MCFERSON                Trustee, NIF, NIF-II
----------------------------------
         D. Richard McFerson

         ROBERT H. RICKEL                   Trustee, NIF
----------------------------------
         Robert H. Rickel

         NANCY C. THOMAS                    Trustee, NIF
----------------------------------
         Nancy C. Thomas

         HAROLD W. WEIHL                    Trustee, NIF
----------------------------------
         Harold W. Weihl

         DAVID C. WETMORE                   Trustee, NIF
----------------------------------
         David C. Wetmore

                                            By
                                                     James F. Laird, Jr.
                                                     Attorney-in-Fact, Nationwide Investing Foundation
                                                                       Nationwide Investing Foundation II
                                                     February  29 , 1996

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio, on the 29 day of February, 1996.

                                       NATIONWIDE INVESTING FOUNDATION
                                       NATIONWIDE INVESTING FOUNDATION II


                                       By
                                         ---------------------------------
                                           James F. Laird, Jr., Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated.

SIGNATURE                                   TITLE
---------                                   -----

PRINCIPAL EXECUTIVE OFFICER

         PETER F. FRENZER                   Trustee and Chairman, Nationwide Investing Foundation (NIF),
----------------------------------          Nationwide Investing Foundation II (NIF-II)
         Peter F. Frenzer

PRINCIPAL ACCOUNTING AND
FINANCIAL OFFICER

         JAMES F. LAIRD, JR.                Treasurer, Nationwide Investing Foundation (NIF),
----------------------------------
         James F. Laird, Jr.                Nationwide Investing Foundation II (NIF-II)

         JOHN C. BRYANT                     Trustee, NIF, NIF-II
----------------------------------
         John C. Bryant

         C. BRENT DEVORE                    Trustee, NIF
----------------------------------
         C. Brent DeVore

         SUE A. DOODY                       Trustee, NIF
----------------------------------
         Sue A. Doody

         ROBERT M. DUNCAN                   Trustee, NIF, NIF-II
----------------------------------
         Robert M. Duncan

         CHARLES L. FUELLGRAF, JR.          Trustee, NIF
----------------------------------
         Charles L. Fuellgraf, Jr.

         THOMAS J. KERR, IV                 Trustee, NIF, NIF-II
----------------------------------
         Thomas J. Kerr, IV

         DOUGLAS F. KRIDLER                 Trustee, NIF
----------------------------------
         Douglas F. Kridler

         D. RICHARD MCFERSON                Trustee, NIF, NIF-II
----------------------------------
         D. Richard McFerson

         ROBERT H. RICKEL                   Trustee, NIF
----------------------------------
         Robert H. Rickel

         NANCY C. THOMAS                    Trustee, NIF
----------------------------------
         Nancy C. Thomas

         HAROLD W. WEIHL                    Trustee, NIF
----------------------------------
         Harold W. Weihl

         DAVID C. WETMORE                   Trustee, NIF
----------------------------------
         David C. Wetmore

                                            By       JAMES F. LAIRD, JR.
                                              ------------------------------
                                                     James F. Laird, Jr.
                                                     Attorney-in-Fact, Nationwide Investing Foundation
                                                                       Nationwide Investing Foundation II
                                                     February  29 , 1996